           As filed with the Securities and Exchange Commission on March 2, 1999
                                                       1933 Act File No. 2-63825
                                                      1940 Act File No. 811-2913

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [x]

     Pre-Effective Amendment No.                                             [ ]
                                 --

     Post-Effective Amendment No. 30                                         [x]
                                  --

                                        and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [x]


     Amendment No. 30                                                        [x]
                   --

                          (Check appropriate box or boxes.)

                           DRESDNER RCM CAPITAL FUNDS, INC.
--------------------------------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

               Four Embarcadero Center San Francisco, California  94111
--------------------------------------------------------------------------------
                (Address of Principal Executive Offices)    (Zip Code)

                                    (415) 954-5400
--------------------------------------------------------------------------------

                 (Registrant's Telephone Number, including Area Code)

           George A. Rio, President, Treasurer and Chief Financial Officer
                           DRESDNER RCM CAPITAL FUNDS, INC.
                               Four Embarcadero Center
                           San Francisco, California  94111
                                    (800) 726-7240

                       (Name and Address of Agent for Service)

                                      Copies to:

          Robert J. Goldstein                        Michael Glazer
        Associate General Counsel         Paul, Hastings, Janofsky & Walker LLP
    Dresdner RCM Global Investors LLC            555 South Flower Street
         Four Embarcadero Center             Los Angeles, California  90071
    San Francisco, California  94111

It is proposed that this filing will become effective:

[ ]    Immediately upon filing pursuant to paragraph (b)
[ ]    On _________________ pursuant to paragraph (b)
[x]    60 days after filing pursuant to paragraph (a)(1)
[ ]    On _________________ pursuant to paragraph (a)(1)
[ ]    75 days after filing pursuant to paragraph (a)(2)
[ ]    On _________________ pursuant to paragraph (a)(2) of rule 485

                           DRESDNER RCM CAPITAL FUNDS, INC.
                    DRESDNER RCM INTERNATIONAL GROWTH EQUITY FUND
                                CROSS REFERENCE SHEET
                  BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

ITEM NUMBER OF PART A OF FORM N-1A         INFORMATION REQUIRED IN A PROSPECTUS

1.  Front and Back Cover Pages             Front and Back Cover Pages

2.  Risk/Return Summary: Investments,      Risk/Return Summary
    Risks, and Performance

3.  Risk/Return Summary: Fee Table         Fees and Expenses

4.  Investment Objectives, Principal       Investment Objectives and Policies;
    Investment Strategies, and Related     Other Investment Practices;
    Risks                                  Investment Risks

5.  Management's Discussion of Fund        *
    Performance

6.  Management, Organization, and          Organization and Management
    Capital Structure

7.  Shareholder Information                Stockholder Information

8.  Distribution Arrangements              Organization and Management::
                                           The Distributor

9.  Financial Highlights Information       Financial Highlights




    *Not Applicable

                           DRESDNER RCM CAPITAL FUNDS, INC.
                   DRESDNER RCM INTERNATIONAL GROWTH EQUITY FUND
                               CROSS REFERENCE SHEET
                 BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
                 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                    (CONTINUED)

  ITEM NUMBER OF PART B OF FORM N-1A       INFORMATION REQUIRED IN A
                                            STATEMENT OF ADDITIONAL INFORMATION

10.  Cover Page and Table of Contents      Cover Page and Table of Contents

11.  Fund History                          General Information

12.  Description of the Fund and Its       Investment Objective and Policies;
     Investments  and Risks                Risk Considerations; Investment
                                           Restrictions

13.  Management of the Fund                The Investment Manager

14.  Control Persons and Principal         Directors and Officers; Description
     Holders of Securities                 of Capital Shares

15.  Investment Advisory and Other         The Investment Manager; The
     Services                              Distributor; Additional Information

16.  Brokerage Allocation and Other        Execution of Portfolio Transactions
     Practices

17.  Capital Stock and Other Securities    Description of Capital Shares

18.  Purchase, Redemption and Pricing of   Purchase and Redemption of Shares
     Shares

19.  Taxation of the Fund                  Dividends, Distributions and Tax
                                           Status

20.  Underwriters                          The Distributor

21.  Calculation of Performance Data       Investment Results

22.  Financial Statements                  Financial Statements
    *Not Applicable

                           DRESDNER RCM CAPITAL FUNDS, INC.
                           DRESDNER RCM GROWTH EQUITY FUND
                             DRESDNER RCM SMALL CAP FUND
                                CROSS REFERENCE SHEET

                  BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

ITEM NUMBER OF PART A OF FORM N-1A         INFORMATION REQUIRED IN A PROSPECTUS

1.  Front and Back Cover Pages             Front and Back Cover Pages

2.  Risk/Return Summary: Investments,      Risk/Return Summary
    Risks, and Performance

3.  Risk/Return Summary: Fee Table         Fees and Expenses

4.  Investment Objectives, Principal       Investment Objectives and Policies;
    Investment Strategies, and Related     Other Investment Practices;
    Risks                                  Investment Risks

5.  Management's Discussion of Fund        *
    Performance

6.  Management, Organization, and          Organization and Management
    Capital Structure

7.  Shareholder Information                Stockholder Information

8.  Distribution Arrangements              Organization and Management:
                                           The Distributor

9.  Financial Highlights Information       Financial Highlights




    *Not Applicable

                           DRESDNER RCM CAPITAL FUNDS, INC.
                           DRESDNER RCM GROWTH EQUITY FUND
                             DRESDNER RCM SMALL CAP FUND
                                CROSS REFERENCE SHEET
                  BETWEEN ITEMS OF PART A AND B OF FORM N-1A AND THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                     (CONTINUED)

  ITEM NUMBER OF PART B OF FORM N-1A       INFORMATION REQUIRED IN A
                                           STATEMENT OF ADDITIONAL INFORMATION

10.  Cover Page and Table of Contents      Cover Page and Table of Contents

11.  Fund History                          General Information

12.  Description of the Fund and Its       Investment Objective and Policies;
     Investments  and Risks                Risk Considerations; Investment
                                           Restrictions

13.  Management of the Fund                The Investment Manager

14.  Control Persons and Principal         Directors and Officers; Description
     Holders of Securities                 of Capital Shares

15.  Investment Advisory and Other         The Investment Manager; The
     Services                              Distributor; Additional Information

16.  Brokerage Allocation and Other        Execution of Portfolio Transactions
     Practices

17.  Capital Stock and Other Securities    Description of Capital Shares

18.  Purchase, Redemption and Pricing of   Purchase and Redemption of Shares
     Shares

19.  Taxation of the Fund                  Dividends, Distributions and Tax
                                           Status

20.  Underwriters                          The Distributor

21.  Calculation of Performance Data       Investment Results

22.  Financial Statements                  Financial Statements

                          DRESDNER RCM CAPITAL FUNDS, INC.



         ------------------------------------------------------------



                          DRESDNER RCM GROWTH EQUITY FUND
                            DRESDNER RCM SMALL CAP FUND



         ------------------------------------------------------------











                                              , 1999
                                 -------------

          This prospectus contains essential information for anyone considering an investment in these funds. Please read this document carefully and keep it for future reference.

          As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this Prospectus is accurate or complete, and has not judged these funds for investment merit. It is a criminal offense to state otherwise.

DRESDNER RCM CAPITAL FUNDS, INC.


                                 TABLE OF CONTENTS
------------------------------------------------------------------------------

                                   RISK/RETURN SUMMARY AND FUND EXPENSES
------------------------------------------------------------------------------
 This section summarizes the        3    Dresdner RCM Growth Equity Fund
 Funds' investments, risks, past    6    Dresdner RCM Small Cap Fund
 performance, and fees.



                                   INVESTMENT OBJECTIVES, POLICIES AND RISKS
------------------------------------------------------------------------------
 This section provides details      9    Investment Objectives and Policies
 about the Funds' investment        11   Other Investment Practices
 objectives, policies and risks.    13   Changing the Funds' Investment
                                         Objectives and Policies
                                    13   Investment Risks



                                   ORGANIZATION AND MANAGEMENT
------------------------------------------------------------------------------
 This section provides details      16   The Funds and the Investment Manager
 about the people and               16   The Portfolio Managers
 organizations who oversee the      16   Management Fees and Other Expenses
 funds.                             16   The Distributor


                                   STOCKHOLDER INFORMATION
------------------------------------------------------------------------------
 This section tells you how to      17   Buying Shares
 buy, sell and exchange shares,     19   Selling Shares
 how we value shares, and how we    20   Other Stockholder Services
 pay dividends and distributions.   23   Dividends, Distributions and Taxes

                                   FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
 This section provides details on   25   Growth Equity Fund
 selected financial highlights of   26   Small Cap Fund
 the Funds.

RISK/RETURN SUMMARY AND FUND EXPENSES

DRESDNER RCM GROWTH EQUITY FUND

 RISK/RETURN SUMMARY

 Goal: The Fund's goal is to seek long term capital appreciation by investing 65% of its assets and 80% of its investments in equity and equity-related securities of small- to medium-sized domestic companies.

 Principal Investment        The Fund invests in Small- to medium-sized
 Strategies:                 companies with total market capitalization (market
                             price of common stock and securities convertible into common stock) not exceeding those of the largest companies included in the Standard &
                             Poor's Midcap 400 Index, which currently includes companies with capitalizations ranging between
                             $200 million to $12 billion. The Fund may also invest up to 10% of its total assets in foreign issuers.

                             The Fund is designed as an investment for employee benefit plans and other tax-exempt investors. Although taxable individuals and institutions are permitted to invest in the Fund, prospective taxable investors need to be aware that the Investment Manager will not consider the tax effect of capital gain or loss recognition or any difference in the treatment of long- and short-term capital gains when making investment decisions for the Fund's portfolio.

                             The Fund focuses its investment on companies that it expects will have higher than average rates of growth and strong potential for capital appreciation.

 Principal Investment        Because the values of the Fund's investments will
 Risks:                      fluctuate with market conditions, so will the
                             value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

                             The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies often fluctuate more than those of larger, more established, companies. The performance of foreign securities also depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests.

                             An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     RETURNS

     The charts on this page show how the Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The chart below it compares the performance of the Fund over time to the Standard & Poor's MidCap 400 Index.

     Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

                       Year-by-Year Total Returns for Shares

                                    [CHART]


     For the period covered by this year by year total return chart, the Fund's
highest quarterly return was   % (for the quarter ended     ) and the lowest
                             --                         ----
quarterly return was   % (for the quarter ended     ).
                     --                         ----


                            Average Annual Total Returns
                            (through December 31, 1998)*


                         PERFORMANCE        PAST       PAST FIVE     PAST TEN
                         INCEPTION          YEAR         YEARS        YEARS
------------------------------------------------------------------------------
 FUND SHARES                                  %            %             %
------------------------------------------------------------------------------
 S&P 400 INDEX                                %            %             %
------------------------------------------------------------------------------


*    For the period from inception through March 31,1999, the total returns of
Fund shares were   % versus   % for the S&P 400 Index.
                 --         --

FEES AND EXPENSES

     As an investor in the Fund, you will pay the following fees and expenses.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)


 The Fund does not have any front-end or contingent sales loads, or redemption or exchange fees, and does not charge you for reinvesting dividends.

 ANNUAL FUND OPERATING EXPENSES
 (FEES PAID FROM FUND ASSETS)

 Management Fees                                                    .75%
------------------------------------------------------------------------------
 Rule 12b-1 Fee                                                     None
------------------------------------------------------------------------------
 Other expenses                                                     0.01%
------------------------------------------------------------------------------
 Total annual Fund operating expenses                               0.76%
------------------------------------------------------------------------------


EXPENSE EXAMPLE

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     -    $10,000 investment in the Fund
     -    5% annual return
     -    redemption at the end of each period
     -    no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

                      1         3         5         10
                    Year      Years     Years      Years
                    $80       $240      $420       $940

DRESDNER RCM SMALL CAP FUND

The Fund is currently closed to investors. However, this restriction does not apply to reinvestments of dividends and capital gains distributions.


 RISK/RETURN SUMMARY

 Goal: The Fund's goal is to seek long term capital appreciation by investing 65% of its total assets and 80% of its investments in equity and equity-related securities of small domestic companies.

 Principal Investment        Small companies have market capitalizations
 Strategies:                 (market price of common stock and securities
                             convertible into common stock) of up to $1 billion at the time of acquisition.

                             Under normal market conditions, the Fund invests at least 90% of its investments in companies with market capitalizations below $1.5 billion at the time of purchase. The Fund may also invest up to 10% of its total assets in foreign issuers.

                             The Fund anticipates that the average market capitalization of its portfolio will range between 50% and 150% of the average market capitalization of the securities that comprise the Russell 2000 Index.

                             The Fund is designed as an investment for employee benefit plans and other tax-exempt investors. Although taxable individuals and institutions are permitted to invest in the Fund, prospective taxable investors need to be aware that the Investment Manager will not consider the tax effect of capital gains or loss recognition or any difference in the treatment of long- and short-term capital gains when making investment decisions for the Fund's portfolio.

                             The Fund focuses its investments on companies that it expects will have higher than average rates of growth and strong potential for capital appreciation.

 Principal Investment        Because the values of the Fund's investments will
 Risks:                      fluctuate with market conditions, so will the
                             value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

                             The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies often fluctuate more than those of larger, more established companies. The performance of foreign securities also depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests.

                             An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     RETURNS

     The charts on this page show how the Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The chart below it compares the performance of the Fund over time to the Russell 2000 Index.

     Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.


                     Year-by-Year Total Returns for Fund Shares

                                    [CHART]


     For the period covered by this year by year total return chart, the Fund's
highest quarterly return was   % (for the quarter ended     ) and the lowest
                             --                         ----
quarterly return was   % (for the quarter ended     ).
                     --                         ----


                            Average Annual Total Returns
                            (through December 31, 1998)*

                              PERFORMANCE     PAST      PAST FIVE     LIFE OF
                               INCEPTION      YEAR        YEARS         FUND
------------------------------------------------------------------------------
 FUND SHARES                                    %           %            %
------------------------------------------------------------------------------
 RUSSELL 2000 INDEX                             %           %            %
------------------------------------------------------------------------------


*    For the period from inception through March 31,1999, the total returns of
Fund shares were   % versus   % for the Russell 2000 Index.
                 --         --

FEES AND EXPENSES

     As an investor in the Fund, you will pay the following fees and expenses.


 SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

 The Fund does not have any front-end or contingent sales loads, or redemption or exchange fees, and does not charge you for reinvesting dividends.

 ANNUAL FUND OPERATING EXPENSES
 (FEES PAID FROM FUND ASSETS)


 Management Fees                                                    1.00%
------------------------------------------------------------------------------
 Rule 12b-1 fee                                                     None
------------------------------------------------------------------------------
 Other expenses                                                     0.01%
------------------------------------------------------------------------------
 Total annual Fund operating expenses                               1.01%
------------------------------------------------------------------------------


     EXPENSE EXAMPLE

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     -    $10,000 investment in the Fund
     -    5% annual return
     -    redemption at the end of each period
     -    no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.


                      1         3         5         10
                    Year      Years     Years      Years
                    $100      $320      $550       $1,250

INVESTMENT OBJECTIVES, POLICIES AND RISKS

INVESTMENT OBJECTIVES AND POLICIES

     HOW DO THE FUNDS SELECT EQUITY INVESTMENTS?

     While the Funds emphasize investments in growth companies, the Funds also may invest in other companies that are not traditionally considered to be growth companies, such as emerging growth companies and cyclical and semi-cyclical companies in developing economies, if the Investment Manager believes that such companies have above-average growth potential.

     When the Investment Manager analyzes a specific company it evaluates the fundamental value of each enterprise as well as its prospects for growth. In most cases, these companies have one or more of the following characteristics:

               -    Superior management
               -    Strong balance sheets
               -    Differentiated or superior products or services
               -    Substantial capacity for growth in revenue through either an expanding market or expanding market share
               -    A strong commitment to research and development
                    A steady stream of new products or services

     The Funds do not seek current income, and do not restrict their investments to companies with a record of dividend payments.

     When evaluating foreign companies, the Investment Manager may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook, and interest rate environment for the country and the region in which the company is located, as well as other factors it deems relevant.

     In addition to traditional research activities, the Investment Manager uses research produced by its Grassroots Research operating group. Grassroots Research prepares research reports based on field interviews with customers, distributors, and competitors of the companies that the Investment Manager follows. The Investment Manager believes that Grassroots Research can be a valuable adjunct to its traditional research efforts by providing a "second look" at companies in which the Funds might invest and by checking marketplace assumptions about market demand for particular products and services.


     WHAT KINDS OF EQUITY SECURITIES DO THE FUNDS INVEST IN?

     The Funds invest primarily in common stocks. Subject to the restrictions described above, the Funds may invest in companies of any size. Common stocks represent the basic equity ownership interests in a company.

     The Funds may also invest in other equity and equity-related securities. These include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock.

OTHER INVESTMENT PRACTICES

     FOREIGN SECURITIES

     The Funds may invest in the following types of foreign equity and equity-related securities:

- Securities of companies that are organized or headquartered outside the United States, or that derive at least 50% of their total revenue outside the U.S.

- Securities that are principally traded outside the United States, regardless of where the issuer of such securities is organized or headquartered or where its operations principally are conducted

-    American Depositary receipts

- Securities of other investment companies investing primarily in such equity and equity-related foreign securities

     The Investment Manager expects that the Funds' foreign investments will primarily be traded on recognized foreign securities exchanges. However, each Fund also may invest in securities that are traded only over-the-counter, either in the United States or in foreign markets, when the Investment Manager believes that such securities meet the Fund's investment criteria. The Funds also may invest in securities that are not publicly traded either in the United States or in foreign markets.

     HEDGING

     Each Fund may purchase and sell stock index futures contracts and options on those futures contracts as a hedge against changes in market conditions that may result in changes in the value of the Fund's portfolio securities and not for speculation.

     DEPOSITARY RECEIPTS

     Each Fund may invest in securities of foreign companies in the form of American Depositary Receipts ("ADRs"). Depositary receipts are receipts for ordinary shares of foreign companies. ADRs are typically issued by U.S. banks, and are usually dollar-denominated and do not involve the currency exchange risk of investing in the underlying securities. Depositary receipts entitle their holder to all dividends and all capital gains associated with the underlying ordinary shares, and thus have risks similar to foreign equity securities. Therefore, for purposes of each Fund's investment policies and restrictions, they are treated as foreign equity securities, based on the country in which the underlying issuer is organized or headquartered.

     OTHER INVESTMENT COMPANIES

     The laws of some foreign countries may make it difficult or impossible for a Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The only practical means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. In these cases and in other appropriate circumstances. Such investment is subject to the restrictions referred to above regarding investments in companies organized or headquartered in foreign countries. Each Fund may invest up to 5% of the value of its total assets in other investment companies. However, no Fund may acquire more than 3% of the outstanding voting securities of any other investment company.

     If a Fund invests in other investment companies, it will bear its proportionate share of any management or administration fees and other expenses in addition to the Fund's own expenses.

     INVESTMENT POLICIES IN UNCERTAIN MARKETS

     When the Investment Manager believes a Fund should adopt a temporary defensive posture, including periods of international, political or economic uncertainty, each Fund may hold all or a substantial portion of its assets in cash or cash equivalent investments, U.S. Government obligations, non-convertible preferred stocks, and non-convertible corporate bonds with a remaining maturity of less than one year. During these periods, a Fund may not achieve its investment objective.

     ADDITIONAL INFORMATION ABOUT INVESTMENT PRACTICES

     The Statement of Additional Information has more detailed information about the investment practices described in this Prospectus as well as information about other investment practices used by the Investment Manager.

CHANGING THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

     Each Fund's investment objective of long term capital appreciation is a fundamental policy that may not be changed without stockholder approval. However, except as otherwise indicated in this Prospectus or the SAI, each Fund's other investment policies and restrictions are not fundamental and may be changed without stockholder approval.

     The various percentage limitations referred to in this Prospectus and the SAI apply immediately after a purchase or initial investment. Except as specifically indicated to the contrary, a Fund is not required to sell any security in its portfolio as a result of change in any applicable percentage resulting from market fluctuations.

INVESTMENT RISKS

     Your investment in the Funds is subject to a variety of risks, including those described below. See the SAI for further information about these and other risks.

     EQUITY INVESTMENTS

     Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in the issuer's financial condition and prospects and on overall market and economic conditions.

     SMALL COMPANIES

     Investments in small concerns may involve greater risks than investments in larger companies, and may be speculative. The securities of small companies, as a class, have had periods of more favorable results, and periods of less favorable results, than securities of larger companies as a class. In addition, small companies in which a Fund may invest may have limited or unprofitable operating histories, limited financial resources and inexperienced management. They often face competition from larger or more established firms that have greater resources. Small companies may have less ability to raise additional capital, and may have a less diversified product line (making them susceptible to market pressure), than larger companies. Securities of small and unseasoned companies are often less liquid than securities of larger companies and are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. Selling
these securities may take an extended period of time.   As a result, to the
extent a Fund invests in small companies, its net asset value may be more volatile than would otherwise be the case.

     FOREIGN SECURITIES

     Investing in foreign securities involves significant risks, some of which are not typically associated with investing in securities of U.S. issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar. In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing and financial reporting standards, or to other regulatory practices and requirements, comparable to U.S. issuers. Furthermore, certain foreign countries may be politically unstable, expropriate or nationalize assets, revalue currencies, impose confiscatory taxes, and limit foreign investment and use or removal of funds or other assets of a Fund (including the withholding of dividends and limitations on the repatriation of currencies). A Fund may also face difficulties or delays in obtaining or enforcing judgments.

     Most foreign securities markets have substantially less volume than U.S. markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. There is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States. Foreign markets also have different clearance and settlement procedures, and at times in certain markets settlements have not been able to keep pace with the volume of securities transactions, making it difficult to conduct and complete transactions. In addition, the costs associated with transactions in securities of foreign companies and securities traded on foreign markets, and the expense of maintaining custody of these securities with foreign custodians, generally are higher than in the U.S.

     FUTURES TRANSACTIONS

     The use of stock index futures and options on futures is a highly specialized activity, and the success of any such operations by a Fund is not assured. Gains and losses in such transactions depend upon the Investment Manager's ability to predict correctly the direction of stock prices and other factors. Although hedging operations could reduce the risk of loss due to a decline in the value of the hedged portfolio, they could also limit the potential gain from an increase in the value of the portfolio.

YEAR 2000

     Many computer programs employed throughout the world use two digits rather than four to identify the year. These programs, if not adapted, will not correctly handle the change from "99" to "00" on January 1, 2000, and will not be able to perform necessary functions critical to the Funds' operations. The "Year 2000 issue" affects all companies and organizations.

     The Year 2000 issue may also adversely affect the companies in which the Funds invest. For example, companies may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. To the extent the impact of a portfolio holding is negative, the Funds' investment return could be adversely affected.

     The Investment Manager has advised the Fund that it is implementing a plan intended to ensure that its computer systems are not adversely affected by the Year 2000 issue. The Fund understands that their key service providers are taking steps to address the issue as well. The Fund and the Investment Manager will continue to monitor developments relating to this issue but do not anticipate that the Year 2000 issue will have an adverse effect on the Investment Manager's ability to provide services to the Funds.

EURO INTRODUCTION

     The European Union's introduction on January 1, 1999 of a single European currency, the Euro, creates various uncertainties, including whether the payment and operational systems of banks and other financial institutions will be prepared for the change, the legal treatment of certain outstanding financial contracts that refer to existing currencies, and the creation of suitable clearing and settlement payment systems for the new currency. These or other related factors could cause market disruptions. The Funds understand that the Investment Manager and other key service providers are taking steps to address Euro-related issues.

ORGANIZATION AND MANAGEMENT

THE FUNDS AND THE INVESTMENT MANAGER

     The Funds are series of Dresdner RCM Capital Funds, Inc. (the "Company").

     Dresdner RCM Global Investors LLC, with principal offices at Four Embarcadero Center, San Francisco, California 94111, is the investment manager of the Funds. The Investment Manager manages each Fund's investments, provides various administrative services, and supervises each Fund's business.

     The Investment Manager provides investment supervisory services to institutional and individual clients. It was established in December of 1998 and is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. The Investment Manager was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. The Investment Manager is an indirect wholly owned subsidiary of Dresdner Bank AG ("Dresdner"), an international banking organization with principal executive offices in Frankfurt, Germany.

THE PORTFOLIO MANAGERS

     GROWTH FUND

     John A. Kriewall and Gary B. Sokol are primary portfolio managers of the Growth Equity Fund. Mr. Kriewall has managed one or more of the Growth Equity Fund's portfolios since 1987 and was one of the primary portfolio managers of the Small Cap Fund from 1992-1997. He is a Managing Director of the Investment Manager, with which he has been associated since 1973. Mr. Sokol was a primary portfolio manager of the Small Cap Fund from 1992-1997. He is a Managing Director of the Investment Manager, with which he has been associated since 1988.

     SMALL CAP FUND

     G. Nicholas Farwell and Matthew L. Blazei are primarily portfolio managers of the Small Cap Fund. Mr. Farwell was a primary portfolio manager of the Growth Equity Fund from 1984-1997. He is a Managing Director of the Investment Manager, with which he has been associated since 1980. Mr. Blazei has research and management responsibilities for small cap securities and is a Director of the Investment Manager, with which he has been associated since 1992.

MANAGEMENT FEES AND OTHER EXPENSES

     Each Fund pays the Investment Manager a fee pursuant to an investment management agreement. The Growth Fund and the Small Cap Fund each pay a monthly fee to the Investment Manager at the annual rate of 0.75% and 1.00% of their average daily net assets, respectively.

     Each Fund pays its own brokerage and commission expenses, taxes, interest charges on any borrowings, custodial charges and expenses, and investment management fees. The Investment Manager pays all other ordinary operating expenses (e.g., legal and audit fees, securities registration expenses, and compensation of directors who are not affiliated with the Investment Manager).

THE DISTRIBUTOR

     Funds Distributor, Inc. ("FDI" or the "Distributor"), with principal offices at 60 State Street, Suite 1300, Boston, Massachusetts 02109, acts as distributor of shares of the Funds. The Distributor provides mutual fund distribution services to registered investment companies, and is an indirect wholly owned subsidiary of Boston Institutional Group, Inc., which is not affiliated with the Investment Manager or Dresdner.

STOCKHOLDER INFORMATION

BUYING SHARES

     The Company currently offers shares of the Funds solely to institutions and individuals who have entered into an investment management agreement or investment advisory agreement with the Funds'

Investment Manager. The Company expects to continue this policy in the future. The Investment Manager may for discretionary account clients be authorized to determine the amount and timing of purchases and redemption of shares of the Funds held by such clients, subject only to general authorizations and guidelines of those clients (See, "Investment by Employee Benefit Plans" in the SAI).

     For your convenience, we offer several ways to start and add to investments in any of the Funds.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

     If you work with a financial professional, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to help you establish your Fund account, execute transactions, and monitor your investment. If your Fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions below for investing directly.

     Shares may also be purchased through certain brokers which have entered into selling group agreements with the Distributor. Brokers may charge a fee for their services at the time of purchase or redemption. Subscription forms can be obtained from the Funds.

ESTABLISHING YOUR ACCOUNT

You may establish accounts without the help of an intermediary as follows:

-    Choose the Fund in which you wish to invest.

- Determine the amount you are investing. The minimum amount for initial investments in each Fund is $10,000 for ($1,000 for additional investments). Minimum subsequent investment requirements do not apply to investors purchasing shares through the Funds' automatic dividend reinvestment plan. In addition, minimum initial investments may vary for investors purchasing shares through a broker-dealer or other intermediary having a service agreement with the Investment Manager and maintaining an omnibus account with the Fund.

- Complete the account application. Please apply at this time for any account privileges you may want to use in the future to avoid the delays associated with adding them later on.

-    Mail your completed application to the appropriate Fund at:

          Boston Financial Data Services
          P.O. Box 419927
          Boston, MA  02266-8025

For answers to any questions, please speak with a Fund representative at 1-800-726-7240.

     We reserve the right to reject any purchase of shares at our sole discretion. We also reserve the right to cancel any purchase order for which payment has not been received by the third business day following the order.

     We will issue share certificates only for full shares and only upon the specific request of the stockholder. Confirmation statements showing transactions in the stockholder's account and a summary of the status of the account serve as evidence of ownership of shares in a Fund. We will forward this statement to you on receipt of a proper order.

INVESTING IN YOUR ACCOUNT

     BY WIRE

- Make sure you have established an account by mailing an application as explained above.

- Call 1-800-726-7240 to obtain your account number and place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

- After placing your purchase order, instruct your bank to wire the amount of your investment to:

     ------------------------------
     Routing number:
                     --------------
     Credit:
             ----------------------
     Account number:
                     --------------
     FCC:  your account number, name of registered owner(s) and Fund name

         BY CHECK

- Make out a check (bank or certified) or money order for the investment amount payable to Dresdner RCM [Insert the name of the Fund].

- Mail the check with your completed application to the appropriate Fund at:

          Boston Financial Data Services
          P.O. Box 419927
          Boston, MA  02266-8025

ADDING TO YOUR ACCOUNT

     BY WIRE

- Call the Fund to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

- Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

     BY CHECK

- Make out a check for the investment amount payable to Dresdner RCM [insert the name of the Fund].

-    Mail the check with a completed investment slip to the Fund at:

          Boston Financial Data Services
          P.O. Box 419927
          Boston, MA  02266-8025

        If you do not have an investment slip, attach a note indicating your account number.

     WITH SECURITIES

     In its discretion, the Company may accept securities of equal value instead of cash in payment of all or part of the subscription price for Fund shares. Contact the Fund in advance to discuss the securities in question and the documentation necessary to complete the transaction. Any such securities:

- Will be valued at the close of regular trading on the New York Stock Exchange on the day of acceptance of the subscription in accordance with the Fund's method of valuing shares;

-    Will have a tax basis to the Fund equal to such value;

-    Must not be restricted securities; and

- Must be permitted to be purchased in accordance with the Fund's investment objective and policies and must be securities that the Fund would be willing to purchase at that time.

SELLING SHARES

     BY PHONE - WIRE PAYMENT

- Call the Fund to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

-    Place your wire request.

          BY PHONE - CHECK PAYMENT

- Call the Fund and place your request. Once your request has been verified, a check for the net cash amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

     IN WRITING

- Write a letter of instruction, signed by each registered owner or their duly authorized agent, that includes the following information:

     -     The name of the registered owner(s) of the account
     -     The name of the Fund
     -     The account number
     -     The number of shares or the dollar amount you want to sell
     - The recipient's name and address or wire information, if different from those of the account registration
     - Any stock certificates you may hold or other additional documents we may request

-    Indicate whether you want any cash proceeds sent by check or by wire.

- Make sure all registered owners or their authorized parties sign the letter. The Fund may require additional information, such as a signature guarantee.

-    Mail the letter to the Fund at:

          Boston Financial Data Services
          P.O. Box 419927
          Boston, MA  02266-8025

OTHER STOCKHOLDER SERVICES

TELEPHONE ORDERS

     We accept telephone orders to buy or sell shares of the Funds. To order, call 1-800-726-7240. To guard against fraud, we may record telephone orders or take other reasonable precautions. However, if we do not take such steps to ensure the authenticity of an order, we may bear any loss if the order later proves fraudulent. At times of peak activity, such as during periods of volatile economic or market conditions, it may be difficult to place buy or sell orders by phone. During these times, consider sending your request in writing.

BUSINESS HOURS AND NAV CALCULATIONS

     Each Fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The price of each Fund's shares is based on its net asset value per share (NAV). Each Fund calculates its NAV every business day as of the close of trading on the NYSE (normally 4:00 p.m. Eastern time). A Fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing, the security is valued using the Fund's fair valuation procedures.

TIMING OF ORDERS

     We accept orders until the close of trading on the NYSE every business day. Orders received before 4:00 p.m. Eastern time are executed the same day at that day's NAV. Orders received after 4:00 p.m. Eastern time are executed the following day at that day's NAV. Each Fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

     We may suspend the right of redemption or the date of payment for more than seven days after shares are tendered for redemption, for any period during which

- the New York Stock Exchange is closed (other than a customary weekend or holiday closing) or the SEC determines that trading thereon is restricted;

- an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities it owns is not reasonably practical, or as a result of which it is not reasonably practical for the Fund fairly to determine the value of its net assets; or

- the SEC by order permits such suspension for the protection of stockholders.

TIMING OF SETTLEMENTS

     When you buy shares of a Fund, you will become the owner of record when the Fund receives your payment, generally the day following execution. When you sell shares, cash proceeds are generally available the day following execution and will be forwarded according to your instructions.

     When you sell shares that you recently purchased by check, your order will be executed at the Fund's next NAV but the proceeds will not be available until your check clears. This may take up to 15 days. Upon execution of the redemption order, a confirmation statement will be forwarded to you indicating the number of shares sold and the proceeds thereof.

ACCOUNTS WITH BELOW-MINIMUM BALANCES

     If your account balance in a Fund falls below the minimum required by a Fund as a result of selling shares (and not because of performance), we reserve the right to ask you to buy more shares of the Fund or close your account. If your account balance is still below the minimum 90 days after notification, we reserve the right to close out your account and send the proceeds to the address of record.

AUTOMATIC REINVESTMENT

     We will reinvest each income dividend and capital gain distribution declared by a Fund in full and fractional shares of the same Fund, unless you or your duly authorized agent elects to receive all such payments, or only the dividend or distribution portions, in cash. We will base such reinvestment on the Fund's NAV as determined on the payment date. You or your authorized agent may request changes in the manner in which dividend and distribution payments are made through written notice to the Fund's Transfer and Dividend Disbursing Agent, Boston Financial Data Services ("BFDS"). This request will be effective as to any subsequent payment if it is received prior to the record date used for determining your payment. Any dividend and distribution election will remain in effect until you notify BFDS in writing to the contrary at the address given on page __.

EXCHANGE PRIVILEGE

     You may exchange shares of either Fund into Class I shares of any other Fund offered by Dresdner RCM, without a sales charge or other fee, by contacting BFDS in writing. Exchange purchases are subject to the minimum investment requirements of the class purchased. An exchange will be treated as a redemption and purchase for tax purposes.

     Shares will be exchanged at net asset value per share next determined after receipt by BFDS of:

- a written request for exchange, signed by each registered owner or his or her duly authorized agent exactly as the shares are registered, which clearly identifies the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be exchanged

- stock certificates for any shares to be exchanged which are held by the stockholder.

     Exchanges will not become effective until all documents in the form required have been received by BFDS. If you have any questions, please contact BFDS. Please be sure to obtain and read carefully the prospectus of any other Fund into which you wish to exchange shares if that Fund is not included in this Prospectus. To obtain any such prospectus, call 1-800-726-7240.

ACCOUNT STATEMENTS

     Stockholder accounts are opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements.

REPORTS TO STOCKHOLDERS

     Each Fund's fiscal year ends on December 31. Each Fund will issue to its stockholders semi-annual and annual reports. In addition, stockholders will receive quarterly statements of the status of their accounts reflecting all transactions having taken place within that quarter. In order to reduce duplicate mailings and printing costs, each Fund will provide one annual and semi-annual report and annual prospectus per household. Information regarding the tax status of income dividends and capital gains distributions will be mailed to stockholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

REDEMPTION

     Redemption payments will be made wholly in cash unless the Board of Directors believes that unusual conditions exist which would make such payment detrimental to the best interests of the pertinent Fund. Under such circumstances, payment of the redemption price could be made in whole or in part in portfolio securities. You would incur brokerage costs to sell such securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains. They are typically paid once per year in December. The amount depends on the Fund's investment results and its tax compliance situation. Dividends and distributions normally are reinvested in additional Fund shares. You may instruct your financial professional or the Fund to have them sent to you by check or credited to a separate account.

     The Funds are designed as investments for employee benefit plans and other tax-exempt investors. Although taxable individuals and institutions are permitted to invest in each Fund, prospective taxable investors need to be aware that the Investment Manager will not consider the tax effect of capital gain or loss recognition or any difference in the treatment of long- and short-term capital gains when making investment decisions for the Funds' portfolios.


     If you are an individual (or certain other non-corporate) stockholder, we have to withhold 31% of all dividends, capital gain distributions and redemption proceeds we pay to you if: (a) you have not given us a certified correct taxpayer identification number and (b) except with respect to redemption proceeds, have not certified that backup withholding does not apply. Amounts we withhold are applied to your federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in an overpayment of taxes. Distributions of our taxable income and net capital gain to non-resident alien individuals, non-resident alien fiduciaries of trusts of estate, foreign corporations, or foreign partnerships may also be subject to U.S. withholding tax, although distributions of net capital gain to such stockholders generally will not be subject to withholding.

     We may be required to pay income, withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce our investment income. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. We may "pass through" to you the amount of foreign income taxes we pay, if it is in the best interests of stockholders. If we do so, you will be required to include in your gross income your pro-rata share of foreign taxes we paid, and you will be able to treat such taxes as either an itemized deduction or a foreign credit against U.S. income taxes on your tax returns. If we do not do so, you will not be able to deduct your share of such taxes in computing your taxable income and will not be able to take your share of such taxes as a credit against your U.S. income taxes.

     In general, selling shares for cash, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

 TRANSACTION                              TAX STATUS
 ----------------------------------------------------------------------------
 Income dividends                         Ordinary income
 ----------------------------------------------------------------------------
 Short-term capital gains distributions   Ordinary income rates
 ----------------------------------------------------------------------------
 Long-term capital gains distributions    Capital gains
 ----------------------------------------------------------------------------
 Sales  or  exchanges of shares owned     Capital gains or losses
 for more than one year
 ----------------------------------------------------------------------------
 Sales  or  exchange  of shares owned     Gains are taxed at ordinary income
 for one year or less                     rates; losses are subject to
                                          special rules
 ----------------------------------------------------------------------------

     Dividends and other distributions generally are taxable to you at the time they are received. However, dividends declared in October, November and December by the Funds and made payable to you in such a month are treated as paid and are thereby taxable as of December 31, provided that the Funds pay the dividend no later than January 31 of the following year.

     If you purchase a Fund's shares shortly before the record date for a dividend or other distribution thereon, you will pay full price for the shares (known as buying a distribution). Then you will receive some portion of your purchase price back as a taxable distribution even though, because the amount of the dividend or other distribution reduces the shares' net asset value, it actually represents a return of invested capital.

     You will receive, after the end of each year, full information on dividends, capital gain distributions and other reportable amounts with respect to your shares of a Fund for tax purposes. This includes information such as the portion taxable as capital gains and the amount of dividends, if any, eligible for the federal dividends-received deduction for corporate taxpayers.

     Foreign stockholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult your tax professional about your investment in a Fund.

FINANCIAL HIGHLIGHTS [TO COME]


 NET ASSET VALUE,
    BEGINNING OF PERIOD
-------------------------------------------------
 INVESTMENT ACTIVITIES:
    Net investment income (loss)
    Net realized and unrealized gain (loss)
       from investments
-------------------------------------------------
       Total from Investment Activities
-------------------------------------------------
 DISTRIBUTIONS:
    Net investment income
    In excess of net investment income
    Net realized gains
    In excess of net realized gains
-------------------------------------------------
       Total Distributions
 NET ASSET VALUE,
    END OF PERIOD
-------------------------------------------------
       Total Return (excludes sales charge)
 ANNUALIZED RATIOS/
    SUPPLEMENTARY DATA:
    Net Assets at end of period (000)
    Ratio of expenses to average net assets
    Ratio of net investment income to
       average net assets
    Ratio of expenses to average net
       Assets
    Ratio of net investment income to
       Average net assets
    Portfolio Turnover (e)
 Ratio of expenses to average net
       Assets
    Ratio of net investment income to
       Average net assets
    Portfolio Turnover (e)

[Back Page]


For more information about Dresdner RCM Capital Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

     The Funds' annual and semiannual reports to shareholders contain detailed information on each Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

     The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference and is legally considered as part of this Prospectus.

     You can get free copies of the reports and the SAI, or request other information and discuss your questions about the Funds, by contacting us at:

          Dresdner RCM Funds
          Four Embarcadero Center, Suite 2900
          San Francisco, CA  94111
          Telephone 1-800-726-7240

     You can review the Funds' Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can also get copies:

     - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

     -    Free from the Commission's Website at http://www.sec.gov.
                                                ------------------


Investment Company Act file no. 811-2913.

                                            Dresdner RCM Capital Funds, Inc.
                                            Four Embarcadero Center
                                            San Francisco, California 94111-4189
                                            (800) 726-7240



DRESDNER RCM GROWTH EQUITY FUND
DRESDNER RCM SMALL CAP FUND


                        STATEMENT OF ADDITIONAL INFORMATION

                               ____________ __, 1999


Dresdner RCM Growth Equity Fund (the "Growth Equity Fund") and Dresdner RCM Small Cap Fund (the "Small Cap Fund") are series of Dresdner RCM Capital Funds, Inc. (the "Company"), an open-end management investment company. The Company presently consists of three series, two of which are discussed in this SAI. The Funds' investment manager is Dresdner RCM Global Investors LLC (the "Investment Manager"). Both the Growth Equity Fund and the Small Cap Fund (together, "the Funds") are diversified.

This Statement of Additional Information ("SAI") is not a prospectus, and should be read in conjunction with the Prospectus of the Funds dated ________ __, 1999. The Prospectus may be obtained without charge by writing or calling the Company at the address and phone number above.

TABLE OF CONTENTS

                                                                            Page
     Table of Contents . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
     Investment Objectives and Policies. . . . . . . . . . . . . . . . . . . . 1
     Risk Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
     Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . . .13
     Execution of Portfolio Transactions . . . . . . . . . . . . . . . . . . .16
     Directors and Officers. . . . . . . . . . . . . . . . . . . . . . . . . .19
     Control Persons and Principal Holders of Securities . . . . . . . . . . .22
     Investment by Employee Benefit Plans. . . . . . . . . . . . . . . . . . .22
     The Investment Manager. . . . . . . . . . . . . . . . . . . . . . . . . .24
     The Distributor . . . . . . . . . . . . . . . . . . . . . . . . . . . . .26
     Net Asset Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . .27
     Purchase and Redemption of Shares . . . . . . . . . . . . . . . . . . . .28
     Dividends, Distributions and Tax Status . . . . . . . . . . . . . . . . .28
     Investment Results. . . . . . . . . . . . . . . . . . . . . . . . . . . .31
     General Information . . . . . . . . . . . . . . . . . . . . . . . . . . .33
     Additional Information. . . . . . . . . . . . . . . . . . . . . . . . . .34
     Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . . .35

INVESTMENT OBJECTIVES AND POLICIES


INVESTMENT CRITERIA

     In evaluating particular investment opportunities, the Investment Manager may consider such other factors, in addition to those described in the Prospectus, as the anticipated economic growth rate, the political outlook, the anticipated inflation rate, the currency outlook, and the interest rate environment for the country and the region in which a particular issuer is located. When the Investment Manager believes it would be appropriate and useful, the Investment Manager's personnel may visit the issuer's headquarters and plant sites to assess an issuer's operations and to meet and evaluate its key executives. The Investment Manager also will consider whether other risks may be associated with particular securities.

INVESTMENT IN FOREIGN SECURITIES

     Each Fund may invest up to 10% of its total assets in foreign securities, including securities of issuers that are organized or headquartered in emerging market countries. The securities markets of many countries have at times in the past moved relatively independently of one another due to different economic, financial, political, and social factors. In seeking to achieve the investment objectives of the Funds, the Investment Manager allocates the Funds' assets among securities of countries and in currency denominations where it expects opportunities for meeting the Funds' investment objectives to be the most attractive, subject to the percentage limitations set forth in the Prospectus. In addition, from time to time a Fund may strategically adjust its investments among issuers based in various countries and among the various equity markets of the world in order to take advantage of diverse global opportunities, based on the Investment Manager's evaluation of prevailing trends and developments, as well as on the Investment Manager's assessment of the potential for capital appreciation (as compared to the risks) of particular companies, industries, countries, and regions.

     INVESTMENT IN DEVELOPED FOREIGN COUNTRIES. Each of the Funds may invest in securities of foreign companies that are organized or headquartered in developed foreign countries. A Fund may not be invested in all developed foreign countries at one time, and may not invest in particular developed foreign countries at any time, depending on the Investment Manager's view of the investment opportunities available.

     Although these countries have developed economies, even developed countries may be subject to periods of economic or political instability. For example, efforts by the member countries of the European Union to eliminate internal barriers to the free movement of goods, persons, services and capital have encountered opposition arising from the conflicting economic, political and cultural interests and traditions of the member countries and their citizens. The reunification of the former German Democratic Republic (East Germany) with the Federal Republic of Germany (West Germany) and other political and social events in Europe have caused considerable economic and social dislocations. Such events can materially affect securities markets and have also disrupted the relationship of such currencies with each other and with the U.S. dollar. Similarly, events in the Japanese economy and social developments may affect Japanese securities and currency markets, as well as the relationship of the Japanese yen to the U.S. dollar. Future political, economic and social developments can be expected to produce continuing effects on securities and currency markets in these and other developed foreign countries.

     INVESTMENT IN EMERGING MARKETS. Each Fund may invest in securities of companies organized or headquartered in developing countries with emerging markets. As a general matter, countries that are not considered to be developed foreign countries by the Investment Manager will be deemed to be emerging market countries. Emerging market countries include any country generally considered to be an emerging market or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities, or other recognized financial institutions. As of the date of this SAI, emerging market countries are deemed to include for purposes of this SAI, all foreign countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden,

Switzerland, and the United Kingdom. (See INVESTMENT IN DEVELOPED FOREIGN COUNTRIES.) As their economies grow and their markets grow and mature, some countries that currently may be characterized by the Investment Manager as emerging market countries may be deemed by the Investment Manager to be developed foreign countries. In the event that the Investment Manager deems a particular country to be a developed foreign country, any investment in securities issued by that country's government or by an issuer located in that country would not be subject to a Fund's overall limitations on investments in emerging market countries.

     Securities of issuers organized or headquartered in emerging market countries may, at times, offer excellent opportunities for current income and capital appreciation. However, prospective investors should be aware that the markets of emerging market countries historically have been more volatile than the markets of the United States and developed foreign countries. Thus, the risks of investing in securities of issuers organized or headquartered in emerging market countries may be far greater than the risks of investing in developed foreign markets. (See RISK CONSIDERATIONS--EMERGING MARKET SECURITIES for a more detailed discussion of the risk factors associated with investments in emerging market securities.) In addition, movements of emerging market currencies historically have had little correlation with movements of developed foreign market currencies. Prospective investors should consider these risk factors carefully before investing in a Fund. Some emerging market countries have currencies whose value is closely linked to the U.S. dollar. Emerging market countries also may issue debt denominated in U.S. dollars and other currencies.

     It is unlikely that a Fund will be invested in securities in all emerging market countries at any time. Moreover, investing in some emerging markets currently may not be desirable or feasible due to lack of adequate custody arrangements for Fund assets, overly burdensome repatriation or similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks, poor values of investments in those markets relative to investments in other emerging markets, in developed foreign markets or in the United States, or for other reasons.

CURRENCY MANAGEMENT

     Securities purchased by the Funds may be denominated in U.S. dollars, foreign currencies, or multinational currencies such as the Euro, and the Funds will incur costs in connection with conversions between various currencies. Movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected, either positively or negatively, by changes in exchange rates, and a Fund's net currency positions may expose it to risks independent of its securities positions.

     A Fund's ability and decision to purchase or sell portfolio securities may be affected by the laws or regulations in particular countries relating to convertibility and repatriation of assets. Because the shares of the Funds are redeemable in U.S. dollars each day the Funds determine their net asset value, the Funds must have the ability at all times to obtain U.S. dollars to the extent necessary to meet redemptions. Under present conditions, the Investment Manager does not believe that these considerations will have any significant adverse effect on its portfolio strategies, although there can be no assurances in this regard.

     GENERAL CURRENCY CONSIDERATIONS. Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to do so, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroadTo the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

FUTURES TRANSACTIONS

     Each Fund may purchase and sell stock index futures contracts and options on such futures contracts as a hedge against changes in market conditions that may result in changes in the value of the Fund's portfolio securities and not for speculation. A stock index (such as the Standard & Poor's 500 Stock Price Index) assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included.

     FUTURES CHARACTERISTICS. A futures contract is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by payment of the change in the cash value of index. No physical delivery of the underlying stocks in the index is made.

     Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the Fund's custodian or such other parties as may be authorized by the SEC (in the name of the futures commission merchant (the "FCM")) an amount of cash or U.S. Treasury bills which is referred to as an "initial margin" payment. The nature of initial margin in futures transactions is different from that of margin in security transactions in that a futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts customarily are purchased and sold with initial margins that may range upwards from less than 5% of the value of the futures contract being traded. Subsequent payments, called "variation margin", to and from the FCM, will be made on a daily basis as the price of the underlying stock index varies, making the long and short positions in the futures contract more or less valuable. This process is known as "marking to the market." For example, when a Fund has purchased a stock index futures contract and the price of the underlying index has risen, the Fund's position will have increased in value and the Fund will receive from the FCM a variation margin payment equal to that increased value. Conversely, when a Fund has purchased a stock index futures contract and the price of the underlying index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the FCM. At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an identical position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

     CHARACTERISTICS OF FUTURES OPTIONS. Each Fund may also purchase call options and put options on stock index futures contracts ("futures options"). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option of the same series.

     PURCHASE OF FUTURES. When the Investment Manager anticipates a significant stock market or stock market sector advance, a Fund may purchase a stock index futures contract which affords a hedge against not participating in such advance at a time when the Fund is not fully invested in equity securities. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual stocks which may later be purchased (with attendant costs) in an orderly fashion. As such purchase of individual stocks are made, an approximately equivalent amount of stock index futures would be terminated by offsetting sales.

     SALE OF FUTURES. Each Fund may sell stock index futures contracts in anticipation of or during a general stock market or market sector decline that may adversely affect the market values of the Fund's portfolio of equity securities. To the extent that the Fund's portfolio of equity securities changes in value in correlation with a given stock index, the sale of futures contracts on that index would reduce the risk to the portfolio of a market decline and, by doing so, would provide an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs.

     PURCHASE OF PUT OPTIONS ON FUTURES. The purchase of put options on stock index futures contracts is analogous to the purchase of a put on individual stocks, where an absolute level of protection from price fluctuation is sought below which no additional economic loss would be incurred by a Fund. For example, put options on futures may be purchased to hedge a portfolio of stocks or a position in the futures contract upon which the put option is based against a possible decline in market value.

     PURCHASE OF CALL OPTIONS ON FUTURES. The purchase of call option on stock index futures contracts represents a means of obtaining temporary exposure to market appreciation with risk limited to the premium paid for the call option. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or to the price of the underlying stock index itself, the call option may be less risky, because losses are limited to the premium paid for the call option, when compared to the ownership of the underlying stock index futures contract or the underlying stock. Like the purchase of a stock index futures contract, a Fund would purchase a call option on a stock index futures contract to hedge against a market advance when the Fund is not fully invested.

     LIMITATIONS ON PURCHASE AND SALE OF FUTURES AND FUTURES OPTIONS. The Funds will not engage in transactions in stock index futures contracts or futures options for speculation, but only as a hedge against changes in the value of securities held in each Fund's portfolio, or securities which the Investment Manager intends to purchase for the portfolio, resulting from actual or anticipated changes in general market conditions. Such transactions will only be effected when, in the view of the Investment Manager, they are economically appropriate in the reduction of risks inherent in the ongoing management of a Fund's investment portfolio.

     A Fund may not purchase or sell futures contracts or purchase futures options if, immediately thereafter, more than 30% of the value of its net assets would be hedged. In addition, a Fund may not purchase or sell futures or purchase futures options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for futures options would exceed 5% of the market value of the Fund's total assets. In Fund transactions involving futures contracts, to the extent required by applicable SEC guidelines, an amount of cash, U.S. Government securities, or other liquid debt or equity securities equal to the market value of the futures contracts will be segregated with the Fund's Custodian, or in other segregated accounts as regulations may allow, to collateralize the position and thereby to insure that the use of such futures is unleveraged. Such segregated accounts will be marked to market daily.

     REGULATORY MATTERS. The Company has filed a claim of exemption from registration of the Funds as commodity pools with the Commodity Futures Trading Commission (the "CFTC"). Each Fund intends to conduct its futures trading activity in a manner consistent with that exemption. The Investment Manager is registered with the CFTC as both a commodity pool operator and as a commodity trading advisor.

DEBT SECURITIES

     Each Fund may invest up to 20% of its total assets in U.S. Government debt obligations. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates. The debt obligations in which the Funds will invest will be rated, at the time of purchase, BBB or higher by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or equivalent ratings by other rating organizations, or, if unrated, will be determined by the Investment Manager to be of comparable investment quality. If the rating of an investment grade security held by a Fund is downgraded, the Investment Manager will determine whether it is in the best interests of the Fund to continue to hold the security in its investment portfolio.

     RATINGS. Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. As credit rating agencies may fail to timely change credit ratings of securities to reflect subsequent events, the Investment Manager will also monitor issuers of such securities to determine if such issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure their liquidity. In general, debt securities held by a Fund will be treated as investment grade if they are rated by at least one major rating agency in one of its top four rating categories at the time of purchase or, if unrated, are determined by the Investment Manager to be of comparable quality. Investment grade means the issuer of the security is believed to have adequate capacity to pay interest and repay principal, although certain of such securities in the lower grades have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to pay interest and principal than would be the case with higher rated securities.

     GOVERNMENT OBLIGATIONS. U.S. Government obligations include obligations issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities, by the right of the issuer to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality, or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

     The Investment Manager does not intend to purchase U.S. debt securities (other than cash-equivalent instruments with a maturity of one year or less), except on an occasional basis when the Investment Manager believes that unusually attractive investments are available.

CONVERTIBLE SECURITIES AND WARRANTS

     Each Fund may invest in convertible securities and warrants. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

     As a matter of operating policy, no Fund will invest more than 10% of its net assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt, securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised) resulting in a loss of the Fund's entire investment therein.

SYNTHETIC CONVERTIBLE SECURITIES

     Each Fund may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or Standard & Poor's and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

PREFERRED STOCK

     Each Fund may purchase preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid prior to payment of dividends on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of the holders of preferred stock on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

BORROWING MONEY

     From time to time, it may be advantageous for a Fund to borrow money rather than sell portfolio securities to raise the cash to meet redemption requests. In order to meet such redemption requests, each Fund may borrow from banks or enter into reverse repurchase agreements. Each Fund may also borrow up to 5% of the value of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Funds will not borrow money for leveraging purposes. A Fund may continue to purchase securities while borrowings are outstanding, but will not do so when the Fund's borrowings (including reverse repurchase agreements) exceed 5% of the value of its total assets. The 1940 Act permits a Fund to borrow only from banks and only to the extent that the value of its total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing), and requires the Fund to take prompt action to reduce its borrowings if this limit is exceeded. For the purpose of the 300% borrowing limitation, reverse repurchase transactions are considered to be borrowings.

     A reverse repurchase agreement involves a transaction by which a borrower (such as a Fund) sells a security to a purchaser (a member bank of the Federal Reserve System or a broker-dealer deemed creditworthy pursuant to standards adopted by the Board of Directors of the Company (the "Board of Directors"), and simultaneously agrees to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase.

LENDING PORTFOLIO SECURITIES

     Each Fund is authorized to make loans of portfolio securities, for the purpose of realizing additional income, to broker-dealers or other institutional investors deemed creditworthy pursuant to standards adopted by its Board of Directors. The borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. Government securities or other liquid debt or equity securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities, and a fee and/or a portion of the interest earned on the collateral, less any fees and administrative expenses associated with the loan.

ILLIQUID SECURITIES

     Each Fund may invest up to 5% of the value of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect to receive approximately the amount at which the Fund values such securities within seven days. The Investment Manager has the authority to determine whether certain securities held by a Fund are liquid or illiquid pursuant to standards adopted by the Board of Directors.

     The Investment Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: the listing of the security on an exchange or national market system; the frequency of trading in the security; the number of dealers who publish quotes for the security; the number of dealers who serve as market makers for the security; the apparent number of other potential purchasers; and the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer).

     The Funds' investments in illiquid securities may include securities that are not registered for resale under the Securities Act of 1933 (the "Securities Act"), and therefore are subject to restrictions on resale. When a Fund purchases unregistered securities, it may, in appropriate circumstances, obtain the right to register such securities at the expense of the issuer. In such cases there may be a lapse of time between the Fund's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the security will be subject to market fluctuations.

     The fact that there are contractual or legal restrictions on resale of certain securities to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A under the Securities Act, the Investment Manager may determine in particular cases, pursuant to standards adopted by the Board of Directors, that such securities are not illiquid securities notwithstanding the legal or contractual restrictions on their resale. Investing in Rule 144A securities could have the effect of increasing a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.

CASH-EQUIVALENT INSTRUMENTS

     Other than as described under INVESTMENT RESTRICTIONS below, the Funds are not restricted with regard to the types of cash-equivalent investments they may make. When the Investment Manager believes that such investments are an appropriate part of a Fund's overall investment strategy, the Fund may hold or invest, for investment purposes, a portion of its assets in any of the following, denominated in U.S. dollars, foreign currencies, or multinational currencies: cash; short-term U.S. or foreign government securities; commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's certificates of deposit or other deposits of banks deemed creditworthy by the Investment Manager pursuant to standards adopted by the Board of Directors; time deposits; bankers' acceptances; and repurchase agreements related to any of the foregoing. In addition, for temporary defensive purposes under abnormal market or economic conditions, a Fund may invest up to 100% of its assets in such cash-equivalent investments.

     A certificate of deposit is a short-term obligation of a commercial bank. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. A repurchase agreement involves a transaction by which an investor (such as a Fund) purchases a security and simultaneously obtains the commitment of the seller (a member bank of the Federal Reserve System or a securities dealer deemed creditworthy by the Investment Manager pursuant to standards adopted by the Board of Directors) to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase.


     RISK CONSIDERATIONS


FOREIGN SECURITIES

     Investments in foreign securities may offer investment opportunities and potential benefits not available from investments solely in securities of U.S. issuers. Such benefits may include higher rates of interest on debt securities than are available from domestic issuers, the opportunity to invest in foreign issuers that appear, in the opinion of the Investment Manager, to offer better opportunity for long-term capital appreciation than investments in securities of U.S. issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign markets that do not necessarily move in a manner parallel to U.S. stock markets.

     At the same time, however, investing in foreign securities involves significant risks, some of which are not typically associated with investing in securities of U.S. issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar, and a change in the exchange rate of one or more foreign currencies could reduce the value of certain portfolio securities. Currency exchange rates may fluctuate significantly over short periods of time, and are generally determined by the forces of supply and demand and other factors beyond a Fund's control. Changes in currency exchange rates may, in some circumstances, have a greater effect on the market value of a security than changes in the market price of the security. To the extent that a substantial portion of a Fund's total assets is denominated or quoted in the currency of a foreign country, the Fund will be more susceptible to the risk of adverse economic and political developments within that country.

     In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Furthermore, with respect to certain foreign countries, the possibility exists of expropriation, nationalization, revaluation of currencies, confiscatory taxation, and limitations on foreign investment and the use or removal of funds or other assets of a Fund, including the withholding of tax on interest, dividends and other distributions and limitations on the repatriation of currencies. In addition, a Fund may experience difficulties or delays in obtaining or enforcing judgments. Foreign securities may be subject to foreign government taxes that could reduce the yield and total return on such securities.

     Foreign equity securities may be traded on an exchange in the issuer's country, an exchange in another country, or over-the-counter in one or more countries. Most foreign securities markets, including over-the-counter markets, have substantially less volume than U.S. securities markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. In addition, there is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States.

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct and complete such transactions. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in the value of the portfolio security or, if a Fund has entered into a contract to sell that security, could result in possible liability of the Fund to the purchaser.

Delays in settlement could adversely affect a Fund's ability to implement its investment strategies and to achieve its investment objectives.

     In addition, the costs associated with transactions in securities traded on foreign markets or of foreign issuers, and the expense of maintaining custody of such securities with foreign custodians, generally are higher than the costs associated with transactions in U.S. securities on U.S. markets. Investments in foreign securities may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, the expense of maintaining securities with foreign custodians and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

DEPOSITARY RECEIPTS

     In many respects, the risks associated with investing in depositary receipts are similar to the risks associated with investing in foreign equity securities directly. In addition, to the extent that a Fund acquires depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depositary receipts to issue and service depositary receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings, involving the foreign issuer in a timely manner.

     The information available for American Depositary Receipts ("ADRs") sponsored by the issuers of the underlying securities is subject to the accounting, auditing, and financial reporting standards of the domestic market or exchange on which they are traded, which standards generally are more uniform and more exacting than those to which many non-domestic issuers may be subject. However, some ADRs are sponsored by persons other than the issuers of the underlying securities. Issuers of the stock on which such ADRs are based are not obligated to disclose material information in the United States.

     A depositary receipt will be treated as an illiquid security for purposes of a Fund's restriction on the purchases of such securities unless the depositary receipt is convertible into cash by the Fund within seven days.

EMERGING MARKET SECURITIES

     There are special risks associated with investments in securities of companies organized or headquartered in developing countries with emerging markets that are in addition to the usual risks of investing in securities of issuers located in developed foreign markets around the world, and investors in the Funds are strongly advised to consider those risks carefully. The securities markets of emerging market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets. As a result, the prices of emerging market securities may increase or decrease much more rapidly and much more dramatically than the prices of securities of issuers located in developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

     Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. In addition, custodial services and other costs related to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce the Funds' investment returns from such securities.

     In many cases, governments of emerging market countries continue to exercise a significant degree of control over the economies of such countries, and government actions relative to the economy, as well as economic developments generally, also may have a major effect on an issuer's prospects. In addition, certain of such governments have in the past failed to recognize private property rights and have at times naturalized or expropriated the assets of private companies. There is also a heightened possibility of confiscatory taxation, imposition of withholding taxes on dividend and interest payments, or other similar developments that could affect investments in those countries. As a result, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss with respect to any of its holdings. In addition, political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Unanticipated political or social developments may affect the values of a Fund's investments in those countries and the availability of additional investments in those countries.

INVESTMENTS IN SMALLER COMPANIES

     Investment in the securities of companies with market capitalizations below $1 billion involves greater risk and the possibility of greater portfolio price volatility than investing in larger capitalization companies. The securities of small-sized concerns, as a class, have shown market behavior which has had periods of more favorable results, and periods of less favorable results, relative to securities of larger companies as a class. For example, smaller capitalization companies may have less certain growth prospects, and may be more sensitive to changing economic conditions, than large, more established companies. Moreover, smaller capitalization companies often face competition from larger or more established companies that have greater resources. In addition, the smaller capitalization companies in which a Fund may invest may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. Furthermore, securities of such companies are often less liquid than securities of larger companies, and may be subject to erratic or abrupt price movements. To dispose of these securities, a Fund may have to sell them over an extended period of time below the original purchase price. Investments in smaller capitalization companies may be regarded as speculative.

     Securities issued by companies (including predecessors) that have operated for less than three years may have limited liquidity, which can result in their prices being lower than might otherwise be the case. In addition, investments in such companies are more speculative and entail greater risk than do investments in companies with established operating records.

CONVERTIBLE SECURITIES

     Investment in convertible securities involves certain risks. If the conversion value is low relative to the investment value, the price of the convertible security will be governed principally by its yield, and thus may not decline in price to the same extent as the underlying stock; to the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be influenced increasingly by its conversion value. A convertible security held by a Fund may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security, in which event the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

OTHER DEBT OBLIGATIONS

     Although securities rated below BBB by Standard & Poor's or Baa by Moody's are considered to be of "investment grade," and are considered to have adequate capacity to pay interest and repay principal, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal than higher-rated securities. Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated.

FUTURES TRANSACTIONS

     There are several risks in connection with the use of stock index futures contracts in the Funds. One risk arises because the correlation between movements in the price of a futures contract and movements in the price of the securities which are the subject of the hedge is not always perfect. The price of the futures contract acquired by a Fund may move more than, or less than, the price of the securities or currency being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement in the value of the future. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

     To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the futures, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of the securities being hedged, if the historical volatility of the price of such securities has been greater than the historical volatility of the securities. Conversely, a Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the securities.

     Because of the low margins required, futures trading involves a high degree of leverage. As a result, a relatively small investment in a futures contract by a Fund may result in immediate and substantial loss, or gain, to the Fund. A purchase or sale of a futures contract may result in losses in excess of the initial margin for the futures contract. However, the Fund would have sustained comparable losses if, instead of the futures contract, it had invested in the securities underlying the index and sold the securities after the decline.

     When futures are purchased by a Fund to hedge against a possible unfavorable movement in the price of stock before the Fund is able to invest its cash (or cash equivalents) in stock in an orderly fashion, it is possible that the market may decline instead. If the Fund then decides not to invest in stock at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities which are the subject of a hedge, the price of futures contracts may not correlate perfectly with movements in the stock index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions. This practice could distort the normal relationship between the index and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market may be less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the stock index and movements in the price of stock index futures, a correct forecast of general market or currency trends by the Investment Manager still may not result in a successful hedging transaction over a short time frame.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond the limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.

     Compared to the use of a futures contract, the purchase of an option on a futures contract involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in loss to a Fund when the use of a futures contract would not, such as when there is no movement in the level of an index. In addition, daily changes in the value of the option due to changes in the value of the underlying futures contract are reflected in the net asset value of the Fund.

     A Fund will only enter into futures contracts or purchase futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. However, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular futures contract or futures option or at any particular time. In such event, it may not be possible to close a futures position, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In the event futures contracts have been used to hedge a portfolio security or currency, an increase in the price of the security or currency, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the security or currency will, in fact, correlate with the movements in the futures contract and thus provide an offset to losses on a futures contract.

     Successful use of futures by the Funds is subject to the Investment Manager's ability to predict correctly movements in the direction of the securities markets. For example, if a Fund hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increased instead, the Fund would lose part or all of the benefit of the increased value of its stocks which it hedged because it would have offsetting losses in its futures positions. In addition, in such situations, if a Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements. Such sales of securities might, but would not necessarily be at increased prices which would reflect the rising market. The Investment Manager and its predecessor have been actively engaged in the provision of investment supervisory services for institutional and individual accounts since 1970, but the skills required for the successful use of futures and options on futures are different from those needed to select portfolio securities, and the Investment Manager has limited prior experience in the use of futures or options techniques in the management of assets under its supervision.

OTHER RISK CONSIDERATIONS

     Investment in illiquid securities involves potential delays on resale as well as uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might not be able to dispose of such securities promptly or at reasonable prices.

     A number of transactions in which the Funds may engage are subject to the risks of default by the other party to the transaction. If the seller of securities pursuant to a repurchase agreement entered into by a Fund defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Fund may be delayed or limited. Similarly, when a Fund engages in when-issued, reverse repurchase, forward commitment and related settlement transactions, it relies on the other party to consummate the trade; failure of the other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price the Investment Manager believed to be advantageous. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

     Borrowing also involves special risk considerations. Interest costs of borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on the borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. To the extent a Fund enters into reverse repurchase agreements, the Fund is subject to risks that are similar to those of borrowing.


INVESTMENT RESTRICTIONS


FUNDAMENTAL POLICIES

     Each Fund has adopted certain investment restrictions that are fundamental policies and that may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. The "vote of a majority of the outstanding voting securities" of the Fund, as defined in Section 2(a)(42) of the 1940 Act, means the vote of
(i) 67% or more of the voting securities of the Fund present at any meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. These restrictions for each Fund are as follows.

THE GROWTH EQUITY FUND MAY NOT:

1. Invest in securities of any one issuer (other than the United States of America, its agencies and instrumentalities), if immediately after and as a result of such investment the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets;

2. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities);

3. Invest in foreign securities if immediately after and as a result of such investment the value of the holdings of the Fund in foreign securities exceeds 10% of the value of the Fund's total assets;

4. Acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer;

5.   Invest in companies for the purpose of exercising control or management;

6. Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

7. Invest in interests in oil, gas, or other mineral exploration or development programs;

8. Borrow amounts in excess of 5% of the total assets taken at cost or at market value, whichever is lower, and only from banks as a temporary measure for extraordinary or emergency purposes. The Fund will not mortgage, pledge, hypothecate or in any other manner transfer as security for an indebtedness any of its assets;

9. Issue senior securities as defined in the 1940 Act, except that the Fund may borrow money as permitted by restriction 8 above. For this purpose, futures and other transactions covered by segregated accounts are not considered to be senior securities.

10. Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;

11. Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and
     (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements exceeds 10% of the value of the Fund's total assets. The Fund will not lend portfolio securities which, when valued at the time of loan, have a value in excess of 10% of the value of the Fund's total assets;

12.  Make short sales of securities;

13. Act as an underwriter of securities issued by other persons, or invest more than 5% of the value of its net assets in securities that are illiquid;

14. Invest more than 5% of the value of its net assets in the securities of any issuer which shall have a record of less than three years of continuous operation (including the operation of any predecessor);

15. Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Company, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 5% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's stockholders;

16. Participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Manager to save brokerage costs or average prices among them, is not deemed to result in a securities trading account);

17. Purchase from or sell portfolio securities to its officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Company, other than otherwise unaffiliated broker-dealers;

18. Purchase or retain the securities of an issuer if, to the Company's knowledge, one or more of the directors, officers, partners or employees of the Company or the Investment Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of such securities;

19. Purchase or sell stock index futures or purchase related options if, immediately thereafter, more than 30% of the value of its net assets would be hedged, or the sum of the amount of "margin" deposits on the Fund's existing futures positions and premium paid for related options would exceed 5% of the market value of the Fund's total assets; or

20. Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts only for hedging purposes. The Fund has no current intention of entering into commodities contract except for stock index futures and related options.

The Small Cap Fund may not:

1. Invest in securities of any one issuer (other than the United States of America, its agencies and instrumentalities), if immediately after and as a result of such investment the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets;

2. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities);

3. Invest in foreign securities if immediately after and as a result of such investment the value of the holdings of the Fund in foreign securities exceeds 10% of the value of the Fund's total assets;

4. Acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer;

5.   Invest in companies for the purpose of exercising control or management;

6. Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

7. Invest in interests in oil, gas, or other mineral exploration or development programs;

8. Issue senior securities, except that the Fund may borrow amounts, up to 5% of the total assets taken at cost or at market value, whichever is lower, and only from banks as a temporary measure for extraordinary or emergency purposes. For this purpose, futures and other transactions covered by segregated accounts are not considered to be senior securities. The Fund may engage in activities listed in Investment Restriction 10, but will not mortgage, pledge, hypothecate or in any other manner transfer as security for an indebtedness any of its assets;

9. Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;

10. Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities; and (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations. Notwithstanding the foregoing, the Fund may:
     (i) enter into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) loan portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements and other illiquid securities exceeds 5% of the value of the Fund's total assets.
     The Fund will not lend portfolio securities which, when valued at the time of loan, have a value in excess of 10% of the Fund's net assets;

11.  Make short sales of securities;

12. Act as an underwriter of securities issued by other persons, or invest more than 5% of the value of its net assets in securities that are illiquid;

13. Invest more than 5% of the value of its net assets in the securities of any issuer which shall have a record of less than three years of continuous operation (including the operation of any predecessor);

14. Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Company, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 5% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's stockholders;

15. Participate on a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Manager to save brokerage costs or average prices among them, is not deemed to result in a securities trading account);

16. Purchase from or sell portfolio securities to its officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Company, other than otherwise unaffiliated broker-dealers;

17 Purchase or retain the securities of an issuer if, to the Company's knowledge, one or more of the directors, officers, partners or employees of the Company or the Investment Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of such securities;

18 Purchase or sell stock index futures or purchase related options if, immediately thereafter, more than 30% of the value of its net assets would be hedged, or the sum of the amount of "margin" deposits on the Fund's existing futures positions and premium paid for related options would exceed 5% of the market value of the Fund's total assets; or

19. Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts only for hedging purposes. The Fund has no current intention of entering into commodities contracts except for stock index futures and related options.

     The Funds are also subject to other restrictions under the 1940 Act; however, the registration of the Company under the 1940 Act does not involve any supervision by any federal or other agency of the Company's management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.


     EXECUTION OF PORTFOLIO TRANSACTIONS


     The Investment Manager, subject to the overall supervision of the Company's Board of Directors, makes each Fund's investment decisions and selects the broker or dealer for each specific transaction using its best judgment to choose the broker or dealer most capable of providing the services necessary to obtain the best execution of that transaction. In seeking the best execution of each transaction, the Investment Manager evaluates a wide range of criteria including any or all of the following: the broker's commission rate, promptness, reliability and quality of executions, trading expertise, positioning and distribution capabilities, back-office efficiency, ability to handle difficult trades, knowledge of other buyers and sellers, confidentiality, capital strength and financial stability, prior performance in serving the Investment Manager and its clients, and other factors affecting the overall benefit to be received in the transaction. When circumstances relating to a proposed transaction indicate that a particular broker or dealer is in a position to obtain the best execution, the order is placed with that broker or dealer. This may or may not be a broker or dealer that has provided investment information and research services to the Investment Manager. Such investment information and research services may include, among other things, a wide variety of written reports or other data on the individual companies and industries; data and reports on general market or economic conditions; information concerning pertinent federal and state legislative and regulatory developments and other developments that could affect the value of actual or potential investments; companies in which the Investment Manager has invested or may consider investing; attendance at meetings with corporate management personnel, industry experts, economists, government personnel, and other financial analysts; comparative issuer performance and evaluation and technical measurement services; subscription to publications that provide investment-related information; accounting and tax law interpretations; availability of economic advice; quotation equipment and services; execution measurement services; market-related and survey data concerning the products and services of an issuer and its competitors or concerning a particular industry that are used in reports prepared by the Investment Manager to enhance its ability to analyze an issuer's financial condition and prospects; and other services provided by recognized experts on investment matters of particular interest to the Investment Manager. In addition, the foregoing services may include the use of or be delivered by computer systems whose hardware and/or software components may be provided to the Investment Manager as part of the services. In any case in which information and other services can be used for both research and non-research purposes, the Investment Manager makes an appropriate allocation of those uses and pays directly for that portion of the services to be used for non-research purposes.

     Subject to the requirement of seeking best available price and execution, the Investment Manager may, in circumstances in which two or more brokers are in a position to offer comparable prices and execution, give preference to a broker or dealer that has provided investment information to the Investment Manager. In so doing, the Investment Manager may effect securities transactions which cause a Fund to pay an amount of commission in excess of the amount of commission another broker would have charged. In selecting such broker or dealer, the Investment Manager will make a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage services and research and investment information received, viewed in terms of either the specific transaction or the Investment Manager's overall responsibility to the accounts for which the Manager exercises investment discretion. The Investment Manager continually evaluates all commissions paid in order to ensure that the commission represents reasonable compensation for the brokerage and research services provided by such brokers. Such investment information as is received from brokers or dealers may be used by the Investment Manager in servicing all of its clients (including the Funds), and it is recognized that a Fund may be charged a commission paid to a broker or dealer who supplied research services not utilized by such Fund. However, the Investment Manager expects that the Funds will benefit overall by such practice because they are receiving the benefit of research services and the execution of such transactions not otherwise available to them without the allocation of transactions based on the recognition of such research services.

     Subject to the requirement of seeking the best available prices and execution, the Investment Manager may also place orders with brokerage firms that have sold shares of the Funds. However, to date the Funds have not marketed any of their shares through brokers and the Investment Manager has thus not utilized the above authority. The Investment Manager has not made and will not make any commitments to place orders with any particular broker or group of brokers. It is anticipated that a substantial portion of all brokerage commissions will be paid to brokers who supply investment information to the Investment Manager. During 1998, all brokerage commissions paid by the Funds were paid to such brokers.

     Each Fund may, in some instances, invest in U.S. and/or foreign securities that are not listed on a national securities exchange but are traded in the over-the-counter market. Each Fund may also purchase listed securities through the third market or fourth market. When transactions are executed in the over-the-counter market or the third or fourth market, the Investment Manager will seek to deal with the primary market-makers for each security; however, when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Investment Manager will attempt to negotiate the best market price and execution.

     During the Fiscal Year ended December 31, 1998, the Growth Equity Fund acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents as follows: ________. During the Fiscal Year ended December 31, 1998, the Small Cap Fund acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940
Act) or their parents as follows: ________. The holdings of securities of such brokers and dealers were as follows as of December 31, 1998: ________.

     For the Fiscal Years ended December 31, 1996, 1997 and 1998, the Growth Equity Fund paid total brokerage commissions of $2,740,069, $2,415,659 and $__________, respectively. Of the total commissions paid during the fiscal year ended December 31, 1998, $__________ (__%) were paid to firms which provided research, statistical or other services to the Investment Manager. The Investment Manager has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise. [Payments to affiliated brokers]

     For the Fiscal Years ended December 31, 1996, 1997 and 1998, the Small Cap Fund paid total brokerage commissions of $843,368, $889,316 and $__________, respectively. Of the total commissions paid during the fiscal year ended December 31, 1998, $__________ (__%) were paid to firms which provided research, statistical or other services to the Investment Manager. The Investment Manager has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.

     As noted below, the Investment Manager is an indirect wholly owned subsidiary of Dresdner Bank AG ("Dresdner"). Dresdner Kleinwort Benson North America LLC ("Dresdner Kleinwort Benson") and other Dresdner subsidiaries may be broker-dealers (collectively, the "Dresdner Affiliates"). The Investment Manager believes that it is in the best interests of the Funds to have the ability to execute brokerage transactions, when appropriate, through the Dresdner Affiliates. Accordingly, the Investment Manager intends to execute brokerage transactions on behalf of the Funds through the Dresdner Affiliates, when appropriate and to the extent consistent with applicable laws and regulations, including federal banking laws.

     In all such cases, the Dresdner Affiliates will act as agent for the Funds, and the Investment Manager will not enter into any transaction on behalf of the Funds in which a Dresdner Affiliate is acting as principal for its own account. In connection with such agency transactions, the Dresdner Affiliates will receive compensation in the form of brokerage commissions separate from the Investment Manager's management fee. The Investment Manager's policy is that such commissions must be reasonable and fair when compared to the commissions received by other brokers in connection with comparable transactions involving similar securities and that the commissions paid to a Dresdner Affiliate must be no higher than the commissions paid to that broker by any other similar customer of that broker who receives brokerage and research services that are similar in scope and quality to those received by the Funds.

     The Investment Manager performs investment management and advisory services for various clients, including other registered investment companies, and pension, profit-sharing and other employee benefit plans, as well as individuals. In many cases, portfolio transactions for a Fund may be executed in an aggregated transaction as part of concurrent authorizations to purchase or sell the same security for numerous accounts served by the Investment Manager, some of which accounts may have investment objectives similar to those of the Fund. The objective of aggregated transactions is to obtain favorable execution and/or lower brokerage commissions, although there is no certainty that such objective will be achieved. Although executing portfolio transactions in an aggregated transaction potentially could be either advantageous or disadvantageous to any one or more particular accounts, aggregated transactions in which a Fund participates will be effected only when the Investment Manager believes that to do so will be in the best interest of the Fund, and the Investment Manager is not obligated to aggregate orders into larger transactions. These orders generally will be averaged as to price. When such aggregated transactions occur, the objective will be to allocate the executions in a manner which is deemed fair and equitable to each of the accounts involved over time. In making such allocation decisions, the Investment Manager will use its business judgment and will consider, among other things, any or all of the following: each client's investment objectives, guidelines, and restrictions, the size of each client's order, the amount of investment funds available in each client's account, the amount already committed by each client to that or similar investments, and the structure of each client's portfolio. Although the Investment Manager will use its best efforts to be fair and equitable to all clients, including the Funds, there can be no assurance that any investment will be proportionately allocated among clients according to any particular or predetermined standard or criteria. The Investment Manager will not include orders on behalf of any affiliated or related entity in any aggregated transaction that includes orders placed on behalf of a Fund.


DIRECTORS AND OFFICERS


     The names and addresses of the Directors and officers of the Company and their principal occupations and certain other affiliations during the past five years are given below. Unless otherwise specified, the address of each of the following persons is Four Embarcadero Center, San Francisco, California 94111.

     DEWITT F. BOWMAN, (68), Chairman and Director. Mr. Bowman is a Principal of Pension Investment Consulting, with which he has been associated since February 1994. From February 1989 to January 1994, he was Chief Investment Officer for California Public Employees Retirement System, a public pension fund. He serves as a director of RREEF America REIT, Inc. and the Wilshire Target Funds Inc.; and as a trustee of Brandes Institutional International Investment Trust, the Pacific Gas and Electric Nuclear Decommissioning Trust, and the PCG Private Equity Fund.

     PAMELA A. FARR, (53), Director. Ms. Farr is a partner in Best & Co. LLC, a manufacturer and retailer of children's clothing and accessories. From 1991 to 1994, she was President of Banyan Homes, Inc., a real estate development and construction firm; and for eight years she was a management consultant for McKinsey & Company, where she served a variety of Fortune 500 companies in all aspects of strategic management and organizational structure.

     GEORGE B. JAMES, (61), Director. Mr. James is a Senior Vice President and Chief Financial Officer of Levi Strauss & Co., with which he has been associated since 1985. Mr. James serves as a director of Basic Vegetable Products, California Sun Dry Foods, Clayton Group, Inc., and Crown Vantage, Inc. Mr. James also serves as a trustee of the Committee for Economic Development and the California Pacific Medical Center Foundation. Previously, Mr. James was Chair of the Advisory Committee to the California Public Employees Retirement System.

     GEORGE G.C. PARKER, (59), Director. Mr. Parker is Associate Dean for Academic Affairs, and Director of the MBA Program and Dean Witter Professor of Finance at the Graduate School of Business at Stanford University, with which he has been associated since 1973. Mr. Parker has served on the Board of Directors of: the California Casualty Group of Insurance Companies since 1977; BB&K Holdings, Inc., a holding company for financial services companies, since 1980;
H. Warshow & Sons, Inc., a manufacturer of specialty textiles, since 1982; Zurich Reinsurance Centre, Inc., a large reinsurance underwriter, since 1994; and Continental Airlines, since 1996. Mr. Parker served on the Board of Directors of the University National Bank & Trust Company from 1986 to 1995.

     KENNETH E. SCOTT, (69), Director. Mr. Scott is the Ralph M. Parsons Professor of Law and Business at Stanford Law School, with which he has been associated since 1967. He is also a director of certain registered investment companies managed by Benham Capital Management.

     GEORGE A. RIO, (43), President, Treasurer, and Chief Financial Officer.
Mr. Rio is Executive Vice President and Client Service Director of Funds Distributor, Inc. ("FDI") with which he has been associated since March 1998. From June 1995 to March 1998, Mr. Rio was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at The Boston Company, Inc. He is also an officer of certain other investment companies distributed or administered by FDI. His address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     MARGARET W. CHAMBERS, (39), Vice President and Secretary. Ms. Chambers is Senior Vice President and General Counsel of FDI, with which she has been associated since March 1998. From August 1996 to March 1998, Ms. Chambers was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate at Ropes & Gray. She is also an officer of certain other investment companies distributed or administered by FDI. Her address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     JEANNE GIBSON SULLIVAN, (41), Vice President. Ms. Sullivan is a Vice President of Funds Distributor, Inc., with which she has been associated since May 1997. From August 1995 to May 1997, Ms. Sullivan was an Associate at U.S. Financial Advisors. From April 1994 to August 1995, she was an independent marketing consultant for clients in the banking and mutual fund industries. Prior to 1994, Ms. Sullivan held marketing positions at BayBank Investment Management, The Boston Company, Fidelity Investments and American Express. Her address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     DOUGLAS C. CONROY, (29), Vice President and Assistant Treasurer. Mr. Conroy is an Assistant Vice President and Assistant Department Manager of Treasury Services and Administration of FDI, with which he has been associated since April 1997. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, Mr. Conroy was a Fund Accountant at The Boston Company, Inc. He is also an officer of certain other investment companies distributed or administered by FDI. His address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     KAREN JACOPPO-WOOD, (32), Vice President and Assistant Secretary.
Ms. Jacoppo-Wood is a Vice President and Counsel of FDI, with which she has been associated since January 1996. From June 1994 to January 1996, she was a Manager of SEC Registration for Scudder, Stevens & Clark, Inc. From 1988 to May 1994, she was a Senior Paralegal at The Boston Company Advisors, Inc. She is also an officer of certain other investment companies distributed or administered by FDI. Her address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     MARY A. NELSON, (34), Vice President and Assistant Treasurer. Ms. Nelson is Vice President of Treasury Administration and Operations for FDI, with which she has been associated since 1994. From 1989 to 1994, she was an Assistant Vice President and Client Manager for The Boston Company. She is also an officer of certain other investment companies distributed or administered by FDI. Her address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     Regular meetings of the Board of Directors are held on a quarterly basis. The Company's Audit Committee, whose present members are Messrs. Parker and Scott, meet with its independent accountants to exchange views and information and to assist the full Board in fulfilling its responsibilities relating to corporate accounting and reporting practices. Each Director of the Company receives a fee of $9,000 per year plus $1,500 per series for each Board meeting attended and $500 for each Audit Committee meeting attended. Each Director is reimbursed for travel and other expenses incurred in connection with attending Board meetings. The Investment Manager bears two-thirds of this expense on behalf of of the Growth equity Fund and the small cap Fund.

     The following table sets forth the aggregate compensation paid by the Company for the fiscal year ended December 31, 1998, to the Directors and the aggregate compensation paid to the Directors for service on the Company's Board of Directors and that of all other funds in the "Company Complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):


                                                                     Total
                                    Pension or                   Compensation
                                    Retirement                     from the
                                     Benefits       Estimate     Company and
                      Aggregate       Accrued        Annual        Company
                    Compensation    as Part of      Benefits       Complex
     Director         from the     the Company's      Upon         Paid to
       Name           Company(1)     Expenses      Retirement    Director (2)
------------------  ------------   -------------   ----------    -------------
DeWitt F. Bowman      $______         None           N/A          $______

Pamela A. Farr        $______         None           N/A          $______

Frank P. Greene(3)    $______         None           N/A          $______

George B.James(4)     $______         None           N/A          $______

George G.C. Parker    $______         None           N/A          $______

Kenneth E. Scott      $______         None           N/A          $______

--------------------

(1) Includes the Dresdner RCM International Growth Equity Fund, a series of the Company offered through a separate prospectus.
(2)  During the fiscal year ended December 31, 1998, there were [   ] funds in
     the complex.
(3)  Mr. Greene served on the Company's Board of Directors from ____ through
     ____.

(4)  Mr. James was elected to the Company's Board of Directors on _____

     Each Director of the Company who is not an "interested person" as that term is defined in the 1940 Act, of the Investment Manager may elect to defer receipt of all or a portion of his or her fees for service as a Director in accordance with the terms of a Deferred Compensation Plan for Non-Interested Directors ("Directors' Plan"). Under the Directors' Plan, an eligible Director may elect to have his or her deferred fees deemed invested either in 90-day U.S. Treasury bills, shares of the Common Stock of the Company, or a combination of these options, and the amount of deferred fees payable to such director under the Directors' Plan will be determined by reference to the return on such deemed investments. Generally, the deferred fees (reflecting any earnings, gains or losses thereon) become payable upon the Director's retirement or disability. The obligation to make these payments to the Directors of the Company pursuant to the Directors' Plan is a general obligation of the Company. Each Fund may, to the extent permitted by the 1940 Act, invest in 90-day U.S. Treasury bills or the Common Stock of the Company, to match its share of the deferred compensation obligation under the Directors' Plan.

     As of December 31, 1998, no Director or officer of the Company was a beneficial owner of any shares of the outstanding Common Stock of any series of the Company.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     As of _________, there were _________ shares of the Growth Equity Fund outstanding and _________ shares of the Small Cap Fund outstanding; on that date the following were known to the Company to own of record more than 5% of the Funds' capital stock:

                                                      % of Shares
Name and Address of Beneficial Owner    Shares Held   Outstanding as of
------------------------------------    -----------   -----------------


     Except as described above, the Funds have no information regarding the beneficial owners of such shares. All beneficial owners of the Funds are also clients of the Investment Manager. (See INVESTMENT BY EMPLOYEE BENEFIT PLANS.) As investment manager for discretionary account clients, the Investment Manager may be authorized to determine the amount and timing of purchases and redemptions of each Fund's shares held by such clients, subject only to general restrictions and approvals of such clients. As a result, the Investment Manager under law may also be deemed the beneficial owner of all of the outstanding shares of each Fund and in "control" of the Fund on account of such beneficial ownership. Nevertheless, each stockholder of each Fund that is a client of the Investment Manager retains the general authority to restrict or instruct the Investment manager with respect to investments in shares of a Fund.


INVESTMENT BY EMPLOYEE BENEFIT PLANS


            All stockholders of each Fund are (and are expected in the future to be) organizations and individuals to whom the Funds' investment manager also provides discretionary investment supervisory or investment advisory services. For discretionary account clients that are employee benefit plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), investment in shares of a Fund requires a special form of approval procedure by the plans' independent "fiduciaries," as described below.

     ERISA provides that, when an employee benefit plan invests in any security issued by an investment company registered under the 1940 Act (such as the Company), the assets of such plan will be deemed to include that security, but will not, solely by reason of such investment, be deemed to include any assets of the investment company. ERISA also provides that the investment by an employee benefit plan in securities issued by an investment company registered under the 1940 Act will not cause the investment company or the investment company's advisor to be deemed a "fiduciary" or a "party in interest" with respect to such employee benefit plan, as those terms are defined in Title I of ERISA, or a "disqualified person" with respect to such plan for purposes of the Internal Revenue Code of 1986, as amended.

     The Investment Manager does not intend to cause any of the Funds to invest in the securities of a company that is a sponsor of an employee benefit plan owning shares of the Fund. However, should such an investment occur, either by portfolio decisions of the Investment Manager or by the purchase of shares by an employee benefit plan, the shares held by such Fund would not be considered "employer securities" within the meaning of ERISA Section 407 (which limits the amount of employer securities which may be held by certain employee benefit plans) for an employee benefit plan owning shares of a Fund.

     Although only the shares of a Fund and not its underlying investments will be considered assets of an employee benefit plan purchasing the Fund's shares, the ERISA Conference Report of the U. S. Congress indicates that, for purposes of determining whether the investments of an employee benefit plan meet the diversification requirements of ERISA Section 404, it is appropriate to apply the diversification rule by examining the diversification of investments by the Fund. The Department of Labor has indicated its concurrence in this position in Advisory Opinion 75-93 (November 4, 1975).

     The Investment Manager presently anticipates that shares of the Funds will be purchased by employee benefit plans that have appointed or may appoint the Investment Manager as "investment manager" (within the meaning of ERISA Section 3(38)) of some or all of their assets. The Department of the Treasury and the Department of Labor have promulgated a "Prohibited Transaction Class Exemption" (Prohibited Transaction Exemption 77-4, 42 Fed. Reg. 18732 (April 8, 1977)) exempting from the prohibited transaction restrictions of ERISA the purchase and sale by an employee benefit plan of shares of a registered, open-end investment company when a fiduciary with respect to the plan (e.g., an investment manager) is also the investment adviser for the investment company, provided certain conditions are met. It is the intention of each Fund and the Investment Manager to take all necessary steps to satisfy these conditions when the transaction so requires. The applicable conditions are:

1. The employee benefit plan (the "plan") does not pay a sales commission in connection with such purchase or sale. (The Funds do not charge a sales commission in connection with the sale of their capital stock.)
2. The plan does not pay a redemption fee in connection with the sale by the plan to the investment company of its shares unless:

     (a)  the redemption fee is paid to the investment company, and

     (b) the fee is disclosed in the investment company prospectus in effect both at the time of the purchase of such shares and at the time of such sale. (The Funds do not charge a redemption fee.)

3. The plan does not pay an investment management fee with respect to plan assets invested in such shares for the entire period of the investment. This does not preclude payment of fees by the investment company under the terms of the Management Agreements adopted in accordance with Section 15 of the 1940 Act. (The Investment Manager does not charge a separate management fee on plan assets invested in shares of the Funds.)

4. A second fiduciary with respect to the plan, who is independent of and unrelated to the fiduciary/investment adviser or any affiliate of the adviser, must receive a prospectus issued by the investment company, and a full and detailed written disclosure of the investment advisory and other fees charged to or paid by the plan and the investment company, including the nature and extent of any differential between the rates of such fees, the reasons why the fiduciary/investment adviser may consider purchases of investment company stock to be appropriate, and whether there are any limitations on the fiduciary/investment adviser with respect to which plan assets may be invested in shares of the investment company and, if so, the nature of such limitations.

5. On the basis of the prospectus and the additional disclosure materials described above, the second fiduciary approves the purchases and sales. The approval may be limited solely to the investment advisory and other fees paid by the investment company in relation to the fees paid by the plan and need not relate to any other aspect of the investment. The approval must be either:

     (a)  set forth in the plan document or investment management agreement, or

     (b)  indicated in writing prior to each purchase or sale, or

     (c) indicated in writing prior to the commencement or continuation of a specified purchase or sale program in the shares of such investment company.

6. The second fiduciary or any successor thereto is notified in writing of any change in any of the rates of fees referred to in Paragraph 5 and approves in writing the continuation of the purchases and sales and the continued holding of shares acquired prior to the change. Such approval may be limited solely to the investment advisory and other fees.

     As noted above, the Funds and the Investment Manager intend to comply with the above provisions in connection with investments in the Funds by employee benefit plans managed by the Investment Manager. The Funds and the Investment Manager solicit approval of specified purchase programs as described in Paragraph 5(c) above. Such a program will establish a purchase limitation, if any, based either on a specific dollar amount or on a percentage of the total assets of a plan which are committed to investment in equity and equity-related securities supervised by the Investment Manager.


     THE INVESTMENT MANAGER


     The Board of Directors has overall responsibility for the operation of the Company's Funds. Pursuant to such responsibility, the Board of Directors has approved various contracts for designated financial organizations to provide, among other things, day to day management services required by the Funds. The Company has retained as the Funds' Investment Manager, Dresdner RCM Global Investors LLC, a Delaware limited liability company with principal offices at Four Embarcadero Center, San Francisco, California 94111. The Investment Manager is actively engaged in providing investment supervisory services to institutional and individual clients. It was established in December of 1998 and is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. The Investment Manager was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then.

     The Investment Manager is an indirect wholly owned subsidiary of Dresdner Bank, an international banking organization with principal executive offices located at Gallunsanlage 7, 60041 Frankfurt, Germany. With total consolidated assets as of December 31, 1998, of DM ___ billion ($___ billion), and approximately 1,600 offices and 45,000 employees in over 60 countries around the world, Dresdner is one of Germany's largest banks. Dresdner provides a full range of banking services including, traditional lending activities, mortgages, securities, project finance and leasing, to private customers and financial and institutional clients. In the United States, Dresdner maintains branches in New York and Chicago and an agency in Los Angeles. As of the date of this SAI, the nine members of the Board of Managers of the Investment
Manager are William L. Price (Chairman), Gerhard Eberstadt, George N.
Fugelsang, Joachim Midler, Susan C. Gause, Luke D. Knecht, Jeffrey S.
Rudsten, William S. Stack, and Kenneth B. Weeman, Jr.

     Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, prohibit certain banking entities, such as Dresdner, from sponsoring, organizing, controlling or distributing the shares of a registered investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities. However, banks and their affiliates generally can act as advisers to investment companies and can purchase shares of investment companies as agent for and upon the order of customers. The Investment Manager believes that it may perform the services contemplated by its investment management agreements with the Company without violating these banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of current requirements, could prevent the Investment Manager from continuing to perform investment management services for the Company.

     The Investment Manager provides the Funds with investment supervisory services pursuant to Investment Management Agreements, Powers of Attorney and Service Agreements (the "Management Agreements") dated as of June 14, 1996. The Investment Manager manages the Funds' investments, provides various administrative services, and supervises the Funds' daily business affairs, subject to the authority of the Boards of Directors.

     The Investment Manager is also the investment manager for Dresdner RCM International Growth Equity Fund, a series of the Company; Dresdner RCM Europe Fund, a series of Dresdner RCM Investments, Inc.; Dresdner RCM Large Cap Growth Fund, Dresdner RCM Global Small Cap Fund, Dresdner RCM Global Technology Fund, Dresdner RCM Global Health Care Fund, Dresdner RCM Biotechnology Fund, Dresdner RCM Emerging Markets Fund, Dresdner RCM Tax Managed Growth Fund, Dresdner RCM Global Equity Fund and Dresdner RCM Strategic Income Fund, each a series of Dresdner RCM Global Funds, Inc.; RCM Strategic Global Government Fund, Inc. and Bergstrom Capital Corporation, a closed-end management investment company, each a closed-end management investment company.

     Each Fund's Management Agreement was approved by its stockholders at a special meeting on May 28, 1996, and most recently approved by the Board of Directors on March __, 1999. The Management Agreements will continue in effect until _______, 2000. They may be renewed from year-to-year thereafter, provided that any such renewals have been specifically approved at least annually by (i) the vote of a majority of the Company's Board of Directors, including a majority of the Directors who are not parties to the Management Agreement or interested persons (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval, or (ii) the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund and the vote of a majority of the Directors who are not parties to the contract or interested persons of any such party.

     Each Fund, pursuant to its Management Agreement, has assumed the obligation for payment of the following ordinary operating expenses: (a) brokerage and commission expenses, (b) federal, state, or local taxes incurred by, or levied on, each Fund, (c) interest charges on borrowings, (d) charges and expenses of the Fund's custodian, and (e) payment of all investment advisory fees (including fees payable to the Investment Manager under the Management Agreement). Each Fund is also responsible for expenses of an extraordinary nature subject to good faith determination of the Company's Board of Directors. Each Fund's expenses are charged against its assets. General expenses of the Company are allocated among its three series in a manner proportionate to the net assets of each series, on a transactional basis, or on such other basis as the Board of Directors deems equitable.

     The Investment Manager is, under the Management Agreements of the Growth Equity Fund and the Small Cap Fund, responsible for all of the other ordinary operating expenses of those Funds (e.g., legal and audit fees, and SEC and "Blue Sky" registration expenses), including the compensation of the directors of the Company. (See DIRECTORS AND OFFICERS.) The Investment Manager is also responsible for all of its own expenses in providing services to the Funds.

     For the services rendered by the Investment Manager under the Management Agreements, each Fund pays management fees at an annualized rate of its average daily net assets. These fees are computed daily and paid monthly. The Growth Equity Fund pays investment management fees monthly at an annualized rate of 0.75% of the Fund's average daily net assets. For the years ended December 31, 1998, 1997, and 1996, the Fund incurred investment management fees aggregating $________, $_______ and $________, respectively. The Small Cap Fund pays investment management fees monthly at an annualized rate of 1.00% of the Fund's average daily net assets. For the years ended December 31, 1998, 1997, and 1996, the Fund incurred investment management fees aggregating $________, $________ and $________, respectively.

     CLIENTS OF THE INVESTMENT MANAGER WHO ARE STOCKHOLDERS OF EITHER OF THE FUNDS WILL PAY A FEE AT THIS RATE ONLY ON THE PORTION OF THEIR ASSETS INVESTED IN SHARES OF A FUND. HOWEVER, SUCH CLIENTS WILL NOT PAY ADDITIONAL FEES TO THE INVESTMENT MANAGER ON THE PORTIONS OF THEIR ASSETS INVESTED IN SUCH FUND. ASSETS NOT INVESTED IN SHARES OF THE FUNDS WILL BE SUBJECT TO FEES IN ACCORDANCE WITH ANY INVESTMENT MANAGEMENT AGREEMENT OR THE INVESTMENT ADVISORY AGREEMENT BETWEEN THE CLIENT AND THE INVESTMENT MANAGER. CLIENTS WHO INVEST IN SHARES OF THE FUNDS WILL GENERALLY PAY AN AGGREGATE FEE WHICH IS HIGHER THAN THAT PAID BY OTHER CLIENTS NOT INVESTED IN THE FUNDS.

     The Investment Manager has voluntarily undertaken (which undertaking it may terminate at any time, on at least 30 days advance notice, in its sole discretion) to limit each Fund's expenses as follows: on the first business day of February, the Investment Manager will pay the Growth Equity Fund and the Small Cap Fund the amount, if any, by which ordinary operating expenses of the Company attributable to each Fund for the preceding fiscal year (except interest, taxes and extraordinary expenses) exceed 1.00% and 1.25%, respectively, of the average daily net assets of the Fund for that year. However, in paying the monthly investment management fee to the Investment Manager, the Fund will reduce the amount of such fee by the amount, if any, by which its ordinary operating expenses for the previous month (except interest, taxes and extraordinary expenses) exceeded on an annualized basis the above-referenced percentage of the Fund's average daily net assets, determined monthly; provided, however, that each Fund will pay to the Investment Manager on the first day of June the amount, if any, by which any such reductions exceeded the amount to which such Fund would be entitled in the preceding February under the immediately preceding sentence if such a reduction had not occurred. For the calendar years ended December 31, 1987 through December 31, 1998, no payment was due under these provisions from either the Funds or the Investment Manager.

     Each Management Agreement is terminable as to Fund without penalty on 60 days' written notice by a vote of the majority of the Fund's outstanding voting securities, by a vote of the majority of the Company's Board of Directors, or by the Investment Manager on 60 days' written notice and will automatically terminate in the event of its assignment.

     The Fund's Management Agreement provides that the Investment Manager will not be liable for any error of judgment or for any loss suffered by a Fund in connection with the matters to which the Management Agreement relates, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Investment Manager's reckless disregard of its duties and obligations under the Management Agreement. The Company has agreed to indemnify the Investment Manager out of the assets of each Fund, against liabilities, costs and expenses that the Investment Manager may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Investment Manager in connection with the performance of its duties or obligations under the Management Agreement with respect to the Fund or otherwise as investment manager of the Fund. The Investment Manager is not entitled to indemnification with respect to any liability to a Fund or its stockholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of its reckless disregard of its duties and obligations under the Management Agreement.

THE DISTRIBUTOR


     Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109 (the "Distributor") serves as Distributor to each Fund. The Distributor has provided mutual fund distribution services since 1976, and is a subsidiary of Boston Institutional Group, Inc., which provides distribution and other related services with respect to investment products.

     Pursuant to the Distribution Agreement with the Company, the Distributor has agreed to use its best efforts to effect sales of shares of the Funds, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in each Fund's Management Agreement discussed above. Pursuant to the Distribution Agreement, the Company has agreed to indemnify the Distributor out of the assets of each Fund to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933 arising in connection with the Distributor's activities on behalf of the Company.

     The Company also has an Agreement with the Investment Manager and the Distributor pursuant to which the Distributor has agreed to provide: regulatory, compliance and related technical services to the Company; services with regard to advertising, marketing and promotional activities; and officers to the Company. The Investment Manager is required to reimburse the Company for any fees and expenses of the Distributor pursuant to the Agreements.

THE ADMINISTRATOR

     Effective January 1, 1999, the administrator of the Company is State Street Bank and Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, Massachusetts 02109.

     Pursuant to an Administration Agreement with the Company, State Street is responsible for performing all administrative services required for the daily operation of the Company, subject to the control, supervision and direction of the Company and the review and comment by the Company's auditors and legal counsel. State Street has no supervisory responsibility over the investment operations of the Funds. Administrative services performed by State Street include, but are not limited to, the following: overseeing the determination and publication of the Company's net asset value; overseeing the maintenance by the Company's custodian of certain book and records of the Company; preparing the Company's federal, state and local income tax returns;
arranging for payment of the Company's expenses; and preparing the financial information for the Company's semi-annual and annual reports, proxy statements and other communications.

     For its services, State Street receives annual fees pursuant to the following schedule:

                                        ANNUAL FEE
     Average Assets                     Expressed in Basis Points: 1/100 of 1%
     First $250 Million/Fund                2.50
     Next $250 Million/Fund                 1.75
     Thereafter                             1.00
     Minimum/Fund                           $57,500

     Fees are calculated by multiplying each Average Asset Break Point in the above schedule by the number of Funds in the Dresdner RCM complex to determine the breakpoints used in the schedule. Total net assets of all the Funds will be used to calculate the fee by multiplying the net assets of the Funds by the basis point fees in the above schedule. The minimum fee will be calculated by multiplying the minimum fee by the number of Funds in the complex to arrive at the total minimum fee. The greater of the basis point fee or the minimum fee will be allocated equally to each Fund in the complex.

OTHER SERVICE PROVIDERS

     State Street acts as the transfer agent, redemption agent, dividend paying agent and custodian for the Funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.

     State Street's principal business address is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

     PricewaterhouseCoopers LLP ("PWC") acts as the independent public accountants for the Funds. The accountant examines financial statements for the Funds and provides other audit, tax and related services. PWC's principal business address is One Post Office Square, Boston, Massachusetts 02109.

NET ASSET VALUE

     For purposes of the computation of the net asset value of each share of each Fund, equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of regular trading on the day the securities are being valued, unless the Board of Directors or a duly constituted committee of the Board determines that such price does not reflect the fair value of the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Investment Manager to be the primary market for the securities. If there has been no sale on such day, the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as a duly constituted committee of the Board of Directors determines in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market that are not listed on the NASDAQ Stock Market or a similar foreign reporting service will be valued at the mean bid price, or such other comparable sources as the Board of Directors deems appropriate to reflect their fair value. Other portfolio securities held by the Funds will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available such securities will be valued by whatever means a duly constituted committee of the Board of Directors deems appropriate to reflect their fair value.

     Futures contracts and related options are valued at their last sale or settlement price as of the close of the exchange on which they are traded or, if no sales are reported, at the mean between the last reported bid and asked prices. All other assets of the Funds will be valued in such manner as a duly constituted committee of the Board of Directors in good faith deems appropriate to reflect their fair value.

     Trading in securities on foreign exchanges and over-the-counter markets is normally completed at times other than the close of regular trading on the New York Stock Exchange. In addition, foreign securities and commodities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Directors determines that a particular event would materially affect net asset value, in which case an adjustment will be made.

     Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of net asset value into U.S. dollars at the spot exchange rates at 12:00 p.m. Eastern time or at such other rates as the Investment Manager may determine to be appropriate in computing net asset value.

     Debt obligations with maturities of 60 days or less are valued at amortized cost. The Company may use a pricing service approved by the Board of Directors to value other debt obligations. Prices provided by such a service represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual rating characteristics, indications of value from dealers, and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. The procedures of such services are reviewed periodically by the officers of the Investment Manager under the general supervision of the Board of Directors. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations equal fair market value.


PURCHASE AND REDEMPTION OF SHARES

     The price paid for purchase and redemption of shares of the Funds is based on the net asset value per share, which is normally calculated once daily at the close of regular trading (normally 4:00 P.M. Eastern time) on the New York Stock Exchange on each day that the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays:
New Year's Day, President's Day, Martin Luther King Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The offering price is effective for orders received by Boston Financial Data Services ("BFDS") prior to the time of determination of net asset value.
Dealers are responsible for promptly transmitting purchase orders to BFDS.
The Company reserves the right in its sole discretion to suspend the continued offering of one or more of its Funds' shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Fund and its respective stockholders.

REDEMPTION OF SHARES

     Payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of a Fund. Under such circumstances, payment of the redemption price could be made either in cash or in portfolio securities taken at their value used in determining the redemption price (and, to the extent practicable, representing a pro rata portion of each of the portfolio securities held by the Fund), or partly in cash and partly in portfolio securities. Payment for shares redeemed also may be made wholly or partly in the form of a pro rata portion of each of the portfolio securities held by a Fund at the request of the redeeming stockholder, if the Company believes that honoring such request is in the best interests of such series. If payment for shares redeemed were to be made wholly or partly in portfolio securities, brokerage costs would be incurred by the stockholder in converting the securities to cash.

DIVIDENDS, DISTRIBUTIONS AND TAX STATUS


     Each income dividend and capital gain distribution, if any, declared by a Fund will be paid in full and fractional shares based on the net asset value as determined on the payment date for such distribution, unless the stockholder or his or her duly authorized agent has elected to receive all such payments or the dividend or other distribution portion thereof in cash. Changes in the manner in which dividend and other distribution payments are paid may be requested by the stockholder or his or her duly authorized agent at any time through written notice to the Company and will be effective as to any subsequent payment if such notice is received by the Company prior to the record date used for determining the stockholders entitled to such payment. Any distribution election will remain in effect until the Company is notified by the stockholder in writing to the contrary.

REGULATED INVESTMENT COMPANY

     Each Fund has qualified and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal revenue Code of 1986 (the "Code"). Each Fund is treated as a separate corporation for tax purposes and thus the provisions of the Code generally applicable to regulated investment companies are applied separately to the Funds. In addition, net capital gains (the excess of net long-term capital gain over net short-term capital loss), net investment income, and operating expenses are determined separately for each Fund. By complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax with respect to net investment income and net realized capital gains distributed to its stockholders.

     To qualify as a regulated investment company under Subchapter M, generally a Fund must: (i) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies and certain other income (including gains from certain options, futures and forward contracts), ("Income Requirement"); and (ii) diversify its holdings so that, at the end of each fiscal quarter, (a) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

     In any taxable year in which a Fund so qualifies and distributes at least 90% of the sum of its investment company taxable income (consisting of net investment income, the excess of net short-term capital gains over net long-term capital losses and net gains from certain foreign currency transactions) and its net tax-exempt interest income (if any) ("Distribution Requirement"), it will be taxed only on that portion, if any, of such investment company taxable income and any net capital gain that it retains. The Funds expect to so distribute all of such income and gains on an annual basis and thus will generally avoid any such taxation.

     Even if a Fund qualifies as a "regulated investment company," it may be subject to a federal excise tax unless it meets certain additional distribution requirements. Under the Code, a nondeductible excise tax of 4% ("Excise Tax") is imposed on the excess of a regulated investment company's "required distribution" for a calendar year ending within the regulated investment company's taxable year over the "distributed amount" for that calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income and net gains from certain foreign currency transactions) for the calendar year, (ii) 98% of capital gain net income (generally both long-term and short-term capital gain) for the one-year period ending on October 31 (as though that period were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by a Fund from its current year's ordinary income and capital gain net income and (ii) any amount on which a Fund pays income tax for the year. The Funds intend to meet these distribution requirements to avoid Excise Tax liability.

     Stockholders who are subject to federal or state income or franchise taxes will be required to pay taxes on dividend and capital gain distributions they receive from a Fund whether paid in additional shares of the Fund or in cash. To the extent that dividends received by a Fund would qualify for the 70% dividends-received deduction available to corporations, the Fund must designate in a written notice to stockholders, within 60 days after the close of the Fund's taxable year, the amount of the Fund's dividends that would be eligible for this treatment. In order to qualify for the dividends-received deduction with respect to a dividend paid on Fund shares, a corporate stockholder must hold the Fund shares for at least 45 days during the 90 day period that begins 45 days before the shares become ex-dividend with respect to the dividend. Stockholders, such as qualified employee benefit plans, which are exempt from federal and state taxation generally would not have to pay income tax on dividend or capital gain distributions. Prospective tax-exempt investors should consult their own tax advisers with respect to the tax consequences of an investment in the Funds under federal, state, and local tax laws.

WITHHOLDING

     Dividends paid by a Fund to a stockholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign stockholder") generally will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply, however, if a dividend paid by a Fund to a foreign stockholder is "effectively connected" with the conduct of a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net capital gain to foreign stockholders who are neither U.S. resident aliens nor engaged in a U.S. trade or business generally are not subject to withholding or U.S. federal income tax.

SECTION 1256 CONTRACTS

     Many of the futures contracts and related options entered into by the Funds are "Section 1256 contracts." Any gains or losses realized on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses, although certain foreign currency gains and losses from such contracts may be treated as ordinary income in character. Section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the Excise Tax, on October 31 or such other dates as prescribed under the Code), other than Section 1256 contracts that are part of a "mixed straddle" with respect to which a Fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. The 60% portion of gains on Section 1256 contracts that is treated as long-term capital gain will qualify for the reduced maximum tax rates on net capital gain -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 12 months.

STRADDLE RULES

     Generally, transactions in futures contracts and related options undertaken by the Funds may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the amount, character and timing of recognition of gains or losses realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle position may be deferred under the straddle rules, rather than being taken into account for the taxable year in which these losses are realized. Because limited regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions and options, futures and forward contracts to the Funds are not entirely clear.

     Transactions in futures contracts and related options may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to stockholders. A Fund may make one or more elections available under the Code which are applicable to straddle positions. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to elections made. The rules applicable under certain elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because the application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to stockholders, and which will be taxed to stockholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

SECTION 988 GAINS AND LOSSES

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in foreign currency and on the disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuation in the value of foreign currency between the date of acquisition of the debt security, contract or option and the date of disposition thereof are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to stockholders as ordinary income.

FOREIGN TAXES

     A Fund may be required to pay withholding and other taxes imposed by foreign countries which would reduce the Fund's investment income, generally at rates from 10% to 40%. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's stockholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, stockholders generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) their pro rata shares of the foreign income taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) their pro rata shares of foreign taxes in computing their taxable income or to use such amount (subject to limitations) as a foreign tax credit against their U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a stockholder who does not itemize deductions. Each stockholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will be "passed-through" for that year.

     The foregoing is a general abbreviated summary of present U.S. federal income tax laws applicable to the Funds, their stockholders and dividend and capital gain distributions by the Funds. Stockholders are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state, and local tax laws and regulations applicable to dividends and other distributions received from the Funds.


INVESTMENT RESULTS


     Average annual total return ("T") of a Fund is calculated as follows: an initial hypothetical investment of $1,000 ("P") is divided by the net asset value of shares of the Fund as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividend and capital gain distributions by a Fund are paid at net asset value on the payment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through distributions is multiplied by the net asset value per share of the Fund as of the end of the period ("n") to determine ending redeemable value ("ERV"). The ending value divided by the initial investment converted to a percentage equals total return. The formula thus used, as required by the SEC, is:

                                         n
                                   P(1+T)  = ERV

     The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividend and capital gain distributions and changes in share price during the period.

     This formula reflects the following assumptions: (i) all share sales at net asset value, without a sales load reduction from the $1,000 initial investment;
(ii) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board of Directors; and (iii) complete redemption at the end of any period illustrated. Total return may be calculated for one year, five years, ten years, and for other periods, and will typically be updated on a quarterly basis. The average annual compound rate of return over various periods may also be computed by using ending values as determined above.

     In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements and stockholder reports other total return performance data based on time-weighted, monthly-linked total returns computed on the percentage change of the month end net asset value of the Fund after allowing for the effect of any cash additions and withdrawals recorded during the month. Returns may be quoted for the same or different periods as
those for which average total return is quoted. A Fund's investment   will vary
from time to time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses, so that any investment results reported should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Results also should be considered relative to the risks associated with a Fund's investment objective and policies.

     Each of the Funds may from time to time compare its investment results with data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc. and Morningstar, Inc., which rank mutual funds by overall performance, investment objectives, and assets.

     The Growth Equity Fund may from time to time compare its investment results with:

     1. The Russell Midcap Index, which is composed of the smallest 800 companies in the Russell 1000 Index. The Russell 1000 Index is made up of the 1,000 largest companies in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies by market capitalization and represents approximately 98% of the investable U.S. equity market.

    2. The S&P 400 Index, which is comprised of the smallest 400 companies in the S&P 500 Index. The S&P 500 Index is a capitalization-weighted index of 500 stocks that attempts to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing major industries.

     3.   The S&P 500 Index.

     4. The Dow Jones Industrial Average, which is a price-weighted average of the price of 500 of the largest publicly traded stocks in the United States.

     5. The Russell 2000 Index, which is composed of the 2,000 smallest securities in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies based on market capitalization and represents approximately 98% of the investable U.S. equity market.

    6. The Value Line Composite Index, which consists of approximately 1,700 common equity securities.

    7. The NASDAQ Over-the-Counter Index, which is a value-weighted index compose of 4,500 stocks traded over the counter.

    8. Data and mutual fund rankings published by Lipper Analytical Services, Inc. and Morningstar, which rank mutual funds by overall performance, investment objectives, and assets.

     The Small Cap Fund may from time to time compare its investment results with:

     1.   The Russell 2000 Index.

     2.   The S&P 500 Index.

     3.   The Value Line Composite Index

     4.   The NASDAQ Over-the-Counter Index.

     5. Data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc. and Morningstar, which rank mutual funds by overall performance, investment objectives, and assets.


GENERAL INFORMATION


     The Company was incorporated in Maryland on March 16, 1979. The Company is authorized to issue 1,000,000,000 shares of Capital Stock (par value $0.0001 per share) of which 300,000,000 shares have been designated as shares of the Growth Equity Fund, 100,000,000 shares have been designated as shares of the Small Cap Fund, and 100,000,000 shares have been designated as shares of the International Growth Equity Fund. (The shares of the International Growth Equity Fund are offered through a separate prospectus.) The Company's Board of Directors may, in the future, authorize the issuance of other series of capital stock representing shares of additional investment portfolios or funds. All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series, except where voting by series is required by law or where the matter involved affects only one series. There are no conversion or preemptive rights in connection with any shares of the Company. All shares of each Fund when duly issued will be fully paid and non-assessable. The rights of the holders of shares of a Fund may not be modified except by vote of the majority of the outstanding shares of the Fund. Certificates are not issued unless requested and are never issued for fractional shares. Fractional shares are liquidated when an account is closed.

DESCRIPTION OF CAPITAL SHARES

     Stockholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Unless otherwise provided by law or its Articles of Incorporation or Bylaws, each Company generally may take or authorize any extraordinary action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Company or may take or authorize any routine action upon approval of a majority of the votes cast.

     Shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of all series of the Company's shares voting for the election of directors can elect 100% of the directors if they wish to do so. In such event, the holders of the remaining less than 50% of the shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

     The Company is not required to hold a meeting of stockholders in any year in which the 1940 Act does not require a stockholder vote on a particular matter, such as election of directors. The Company will hold a meeting of its stockholders for the purpose of voting on the question of removal of one or more directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, or to assist in communicating with its stockholders as required by Section 16(c) of the 1940 Act.

     In the event of the liquidation or dissolution of the Company, stockholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution, in such manner and on such general basis as the Board of Directors may determine.

     Stockholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and nonassessable by the Company.


ADDITIONAL INFORMATION


COUNSEL

     Certain legal matters in connection with the capital shares offered by the Prospectus have been passed upon for the Fund by Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071. The validity of the capital stock offered by the Funds has been passed upon by Venable, Baetjer and Howard, LLP, 1800 Mercantile Bank & Trust Building, 2 Hopkins Plaza, Baltimore, Maryland 21201. Paul, Hastings, Janofsky & Walker LLP has acted and will continue to act as counsel to the Investment Manager in various matters.

LICENSE AGREEMENT

     Under a License Agreement dated as of December 11, 1997, the Investment Manager has granted the Company the right to use the "Dresdner RCM" name and has reserved the right to withdraw its consent to the use of such name by the Company at any time, or to grant the use of such name to any other company. In addition, the Company has granted the Investment Manager, under certain conditions, the right to use any other name it might assume in the future, with respect to any other investment company sponsored by the Investment Manager.

FINANCIAL STATEMENTS


     Incorporated by reference herein are the financial statements of the Funds contained in the Funds' Annual Reports to Shareholders for the year ended December 31, 1998, including the Report of Independent Accountants, dated ____________, the Statement of Investments in Securities and Net Assets, the Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, and the related Notes to Financial Statements. Copies of the Funds' Annual and Semi-Annual Reports to Shareholders will be available, upon request, by calling (800) 726-7240, or by writing to Four Embarcadero Center, San Francisco, California 94111.

REGISTRATION STATEMENT

     The Funds' Prospectus and this SAI do not contain all of the information set forth in the Company's registration statement and related forms as filed with the SEC, certain portions of which are omitted in accordance with rules and regulations of the SEC. The registration statement and related forms may be inspected at the Public Reference Room of the SEC at Room 1024, 450 5th Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the SEC at prescribed rates. It is also available on the SEC's Internet Web site at http://www.sec.gov. Statements contained in the Prospectus or this SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Company's registration statement, such statement being qualified in all respects by such reference.

                           DRESDNER RCM GLOBAL FUNDS, INC.

                           DRESDNER RCM CAPITAL FUNDS, INC.

   -------------------------------------------------------------------------

                         Dresdner RCM Large Cap Growth Fund

                         Dresdner RCM Global Small Cap Fund

                         Dresdner RCM Global Technology Fund

                         Dresdner RCM Global Health Care Fund

                           Dresdner RCM Biotechnology Fund

                    Dresdner RCM International Growth Equity Fund

                          Dresdner RCM Emerging Markets Fund

                        Dresdner RCM Tax Managed Growth Fund


   -------------------------------------------------------------------------

                                  ____________, 1999

          This prospectus contains essential information for anyone considering an investment in these Funds. Please read this document carefully and retain it for future reference.

          As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this Prospectus is accurate or complete, nor has it judged these funds for investment merit. It is a criminal offense to state otherwise.

DRESDNER RCM GLOBAL FUNDS, INC.

DRESDNER RCM CAPITAL FUNDS, INC.



                               TABLE OF CONTENTS
-------------------------------------------------------------------------------

                                  RISK/RETURN SUMMARY AND FUND EXPENSES
------------------------------------------------------------------------------------
This section summarizes the       4    Dresdner RCM Large Cap Growth Fund
Funds' investments, risks,        8    Dresdner RCM Global Small Cap Fund
past performance, and fees.       13   Dresdner RCM Global Technology Fund
                                  18   Dresdner RCM Global Health Care Fund
                                  23   Dresdner RCM Biotechnology Fund
                                  28   Dresdner RCM International Growth Equity Fund
                                  32   Dresdner RCM Emerging Markets Fund
                                  36   Dresdner RCM Tax Managed Growth Fund



                                  INVESTMENT OBJECTIVES, POLICIES AND RISKS
------------------------------------------------------------------------------------

This section provides details     42   Investment Objectives and Policies
about the Funds' investment       44   Other Investment Practices
objectives, policies and risks.   46   Changing the Funds' Investment
                                       Objectives and Policies
                                  47   Investment Risks



                                  ORGANIZATION AND MANAGEMENT
------------------------------------------------------------------------------------
This section provides details     51   The Funds and the Investment Manager
about the people and              51   The Portfolio Managers
organizations who oversee the     52   Management Fees and other Expenses
Funds.                            53   The Distributor



                                  STOCKHOLDER INFORMATION
------------------------------------------------------------------------------------
This section tells you how to     55   Buying Shares
buy, sell and exchange shares,    56   Selling Shares
how we value shares, and how we   57   Other Stockholder Services
pay dividends and distributions.  61   Dividends, Distributions and Taxes

                                  OTHER INFORMATION ABOUT THE FUNDS
------------------------------------------------------------------------------------
This section provides details on  63   Financial Highlights
selected financial highlights of
the Funds

DRESDNER RCM LARGE CAP GROWTH FUND


RISK/RETURN SUMMARY

Goal: The Fund's goal is to seek long term capital appreciation by investing at least 65% of its total assets in equity securities of domestic companies with large market capitalizations.

Principal Investment Strategies:   The Fund will invest in companies with large
                                   market capitalizations, which are companies with a total market capitalization (market price of common stock and securities convertible into common stock) of at least $1 billion at the time of purchase.
                                   The Fund may invest up to 20% of its
                                   total assets in foreign issuers however, no more than 10% in any one foreign country.

                                   The Fund's benchmark is the Standard & Poor's 500 Stock Index. The Fund may overweight or underweight industries relative to its benchmark.

                                   The Fund focuses its investments on companies that it expects will have higher than average rates of growth and strong potential for capital appreciation.

Principal Investment Risks:        Because the values of the Fund's investments
                                   will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The performance of foreign securities also depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests.

                                   The values of the Fund's investments
                                   fluctuate in response to the activities of individual companies and general stock market and economic conditions.

                                   An investment in the Fund is not a bank
                                   deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     FEES AND EXPENSES

     The charts on this page show how the Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The chart below it compares the performance of the Fund over time to the Standard & Poor's 500 Stock Index.

     Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

                 Year-by-Year Total Returns for Class I Shares

                         1997                     1998



The returns for Class N shares differ because Class N Shares have different expenses.

For the periods covered by the year-by-year total return chart, the Fund's highest quarterly return was __% (for the quarter ended _____) and the lowest quarterly return was __% (for the quarter ended _____).

                          Average Annual Total Returns
                          (through December 31, 1998)**

                                         Performance    Past         Since
                                          Inception     Year        Inception
                                       ---------------------------------------
Class N Shares*                           12/31/96        %            %
                                       ---------------------------------------
Class I Shares                            12/31/96        %            %
                                       ---------------------------------------
S&P 500 Stock Index                       12/31/96        %             %
------------------------------------------------------------------------------

*/   Class N Shares of the Fund began operation on __________.

**/  For the period from inception through March 31, 1999, the total returns of
Class N and I shares were _____% and _____%, versus    _____% for the S&P 500
Stock Index.

     As an investor in the Fund, you will pay the following fees and expenses.

                                  FEES AND EXPENSES

                                                              Class of Shares
                                                             ------------------
SHAREHOLDER FEES                                             Class N    Class I
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    -------    -------
Maximum sales charge (load) imposed on purchases              None       None

Maximum sales charge (load) imposed on reinvested dividends   None       None

Maximum deferred sales charge                                 None       None

Redemption or exchange fees                                   None       None


ANNUAL FUND OPERATING EXPENSES (FEES PAID FROM FUND ASSETS)

MANAGEMENT FEES                                               0.70%      0.70%
--------------------------------------------------------------------------------
RULE 12B-1 FEE                                                0.25%      None
--------------------------------------------------------------------------------
OTHER EXPENSES                                                0.25%      0.25%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                          1.20%      0.95%
--------------------------------------------------------------------------------

Expense Example

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     -  $10,000 investment in the Fund
     -  5% annual return
     -  redemption at the end of each period
     -  no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

                              1         3              5              10
                            YEAR      YEARS          YEARS          YEARS
          CLASS N           $120      $380           $660           $1450
          CLASS I           $100      $300           $530           $1170

DRESDNER RCM GLOBAL SMALL CAP FUND

RISK/RETURN SUMMARY

Goal: The Fund's goal is to seek long term capital appreciation by investing at least 65% of its total assets in equity securities of small-sized domestic and foreign companies.

Principal Investment Strategies:   Under normal market conditions, as a
                                   fundamental policy which cannot be changed without stockholder approval, the Fund invests in companies organized or headquartered in at least three different countries (one of which may be the United
                                   States). However, the Fund currently expects the majority of its foreign investments will be in companies organized or headquartered in Japan and the countries of Western Europe.

                                   Under normal market conditions, the Fund will not invest more than 25% of its total assets in issuers that are organized or headquartered in any one foreign country, other than France, Germany, Japan and the United Kingdom. The Fund may also invest up to 30% of total assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one country).

                                   Small-sized companies are defined as
                                   companies with a total market capitalization
                                   (market price of common stock and securities convertible into common stock) of up to $1 billion at the time of purchase. The Fund may invest up to 15% of its total assets in companies with market capitalizations below $100 million at the time of purchase. The Fund expects the average market capitalization of its portfolio will range between $500 million and $1 billion.

                                   The Fund focuses its investments on companies that it expects will have higher than average rates of growth and strong potential for capital appreciation.

Principal Investment Risks:        Because the values of the Fund's investments
                                   will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

                                   The values of the Fund's investments
                                   fluctuate in response to the activities of individual companies and general stock market and economic conditions. The performance of foreign securities also depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Stock prices of smaller and newer companies fluctuate more than those of larger more established companies. Emerging country markets involve greater risk and volatility than more developed markets.

                                   An investment in the Fund is not a bank
                                   deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     FEES AND EXPENSES

     The charts on this page show how the Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The chart below it compares the performance of the Fund over time to the Salomon Brothers Extended Market Index.

     Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.


                   Year-by-Year Total Returns for Class I Shares

                         1997                     1998




The returns for Class N shares differ because Class N shares have different expenses.

For the periods covered by the year-by-year total return chart, the Fund's highest quarterly return was __% (for the quarter ended _________) and the lowest return was __% (for the quarter ended _____).

                         Average Annual Total Returns
                         (through December 31, 1998)**

                              Performance    Past      Since
                               Inception     Year    Inception
                              --------------------------------
Class N Shares*               12/31/96         %           %
                              --------------------------------
Class I Shares                12/31/96         %           %
                              --------------------------------
Salomon EMI Index             12/31/96         %           %
                              --------------------------------

*/   Class N Shares of the Fund began operation on __________.

**/ For the period from inception through March 31, 1999, the total returns of Class N and I Shares were _____% and _____%, versus _____% for the Salomon EMI Index.

     As an investor in the Fund, you will pay the following fees and expenses.

                               FEES AND EXPENSES

                                                              Class of Shares
                                                             ------------------
SHAREHOLDER FEES                                             Class N    Class I
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    -------    -------
Maximum sales charge (load) imposed on purchases               None      None

Maximum sales charge (load) imposed on reinvested dividends    None      None

Maximum contingent deferred sales charge                       None      None

Redemption or exchange fees                                    None      None

ANNUAL FUND OPERATING EXPENSES (FEES PAID FROM FUND ASSETS)


Management fees                                                1.00%     1.00%
--------------------------------------------------------------------------------
Rule 12b-1 fee                                                 0.25%     None
--------------------------------------------------------------------------------
Other expenses                                                 0.46%     0.46%
--------------------------------------------------------------------------------
Total annual Fund operating expenses                           1.71%     1.46%
--------------------------------------------------------------------------------

Expense Example

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     -  $10,000 investment in the Fund
     -  5% annual return
     -  redemption at the end of each period
     -  no changes in the Fund's operating expenses

     Because this example is hypothetical and for comparison only, your actual costs will be different.

                                1     3       5       10
                              Year   Years   Years   Years

               Class N        $170   $540    $930    $2020
               Class I        $150   $460    $800    $1750

DRESDNER RCM GLOBAL TECHNOLOGY FUND

RISK/RETURN SUMMARY

Goal: The Fund's goal is to seek long term capital appreciation by investing at least 65% of its total assets in equity securities of domestic and foreign technology companies.


Principal Investment Strategies:   The Fund currently intends to invest
                                   primarily in technology companies with market capitalizations (market price of common stock and securities convertible into common stock) of more than $500 million at the time of purchase, with no more than 15% of its total assets in technology companies with market capitalizations below $100 million at the time of purchase.

                                   Technology companies are companies with
                                   revenues primarily generated by technology products and services. These include the internet, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semi-conductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, and defense and aerospace products and services.

                                   As a fundamental policy which cannot be
                                   changed without stockholder approval, the
                                   Fund invests in technology companies
                                   organized or headquartered in at least three different countries (one of which may be the United States). The Fund may invest up to 50% of its total assets in foreign issuers (but under normal market conditions no more than 25% of its total assets in issuers organized or headquartered in any one foreign country, other than Japan). The Fund may invest up to 20% of total assets in emerging market issuers (but no more than 10% in any one emerging market country).

                                   The Fund focuses its investments on
                                   technology companies that it expects will have higher than average rates of growth and strong potential for capital appreciation.

Principal Investment Risks:        Because the values of the Fund's investments
                                   will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

                                   Because the Fund will focus its investments in technology companies it will be more susceptible than more diversified funds to market and other conditions affecting technology companies. As a result, its share price may be more volatile than a fund with a more broadly diversified portfolio.

                                   The values of the Fund's investments
                                   fluctuate in response to the activities of individual companies and general stock market and economic conditions. The performance of foreign securities also depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Stock prices of smaller and newer companies often fluctuate more than those of larger more established companies. Emerging country markets involve greater risk and volatility than more developed markets.

                                   An investment in the Fund is not a bank
                                   deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     FEES AND EXPENSES

     The charts on this page show how the Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The chart below it compares the performance of the Fund over time to the Standard & Poor's 500 Stock Index and the Lipper Science and Technology Fund Index (an index of funds with similar investment objectives).

     Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

                  Year-by-Year Total Returns for Class I Shares

                         1997                     1998



The returns for Class N shares differ because Class N shares have different expenses.

For the periods covered by this year-by-year total return chart, the Fund's highest quarterly return was __% (for the quarter ended ______) and the lowest quarterly return was __% (for the quarter ended ____).

                           Average Annual Total Returns
                           (through December 31, 1998)**

                                         Performance      Past       Since
                                          Inception       Year     Inception
                                         -----------------------------------
Class N Shares*                           12/27/95            %          %
                                         -----------------------------------
Class I Shares                            12/27/95            %          %
                                         -----------------------------------
S&P 500 Stock Index                       12/27/95            %          %
                                         -----------------------------------
Lipper Science & Technology Fund Index    12/27/95            %          %
----------------------------------------------------------------------------


*/   Class N Shares of the Fund began operation on __________.

**/ For the period from inception through March 31, 1999, the total returns of Class N and I Shares were _____% and _____%, respectively, versus ____% for the S&P 500 Stock Index and _____% for the Lipper Science and Technology Fund Index.

As an investor in the Fund, you will pay the following fees and expenses.

                                  FEES AND EXPENSES

                                                              Class of Shares
                                                             ------------------
SHAREHOLDER FEES                                             Class N    Class I
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    -------    -------
Maximum sales charge (load) imposed on purchases              None       None

Maximum sales charge (load) imposed on reinvested dividends   None       None

Maximum contingent deferred sales charge                      None       None

Redemption or exchange fees                                   None       None

ANNUAL FUND OPERATING EXPENSES (FEES PAID FROM FUND ASSETS)


Management Fees                                               1.00%      1.00%
-------------------------------------------------------------------------------
Rule 12B-1 Fee                                                0.25%      None
-------------------------------------------------------------------------------
Other Expenses                                                0.36%      0.36%
-------------------------------------------------------------------------------
Total annual Fund operating expenses                          1.61%      1.36%
-------------------------------------------------------------------------------

EXPENSE EXAMPLE

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     -  $10,000 investment in the Fund
     -  5% annual return
     -  redemption at the end of each period
     -  no changes in the Fund's operating expenses

     Because this example is hypothetical and for comparison only, your actual costs will be different.

                           1         3         5        10
                         Year      Years     Years     Years
     CLASS N             $160      $510      $880      $1910
     CLASS I             $140      $430      $740      $1640

DRESDNER RCM GLOBAL HEALTH CARE FUND

RISK/RETURN SUMMARY

Goal: The Fund's goal is to seek long term capital appreciation by investing at least 65% of its total assets in equity securities of domestic and foreign health care companies.

Principal Investment Strategies:   The Fund currently intends to invest
                                   primarily in health care companies with
                                   market capitalizations (market price of
                                   common stock and securities convertible into common stock) of at least $1 billion at the time of purchase with no more than 15% of its total assets in health care companies with market capitalizations below $100 million at the time of purchase.

                                   Health care companies are companies which principally engage in the health care business including, but not limited to, pharmaceutical, biochemical, biotechnology and medical companies. These companies are typically involved in research and development or ownership and/or operation of health care facilities, franchises or practices, and the design, production or selling of medical, dental and optical products. A company will be deemed to be principally engaged in the health care business if:

                                   (1) at least 50% of its earnings or revenues
                                       are derived from health care activities;
                                       or
                                   (2) at least 50% of its assets are devoted to
                                       such activities, based upon the company's financial statements as of the end of its most recent fiscal year.

                                   As a fundamental policy which cannot be
                                   changed without shareholder approval, the
                                   Fund invests in securities of companies
                                   organized or headquartered in at least three different countries (one of which may be the United States). However, the Fund currently expects the majority of its foreign investments will be in companies organized or headquartered in Japan and the countries of Western Europe. The Fund may invest up to 15% of total assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country).

                                   The Fund focuses its investments on health care companies that it expects will have higher than average rates of growth and strong potential for capital appreciation.


Principal Investment Risks:        Because the values of the Fund's investments
                                   will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

                                   Because the Fund will focus its investments in health care companies it will be more susceptible than more diversified funds to market and other conditions affecting health care companies. As a result, its share price may be more volatile than a fund with a more broadly diversified portfolio.

                                   The values of the Fund's investments
                                   fluctuate in response to the activities of individual companies and general stock market and economic conditions. The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed markets.

                                   An investment in the Fund is not a bank
                                   deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                 FEES AND EXPENSES

     The charts on this page show how the Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The table below it compares the performance of the Fund over time to the Standard & Poor's 500 Stock Index and the Russell Midcap Health Care Index.

     Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

                  Year-by-Year Total Returns for Class N Shares

                         1997                     1998



For the periods covered by this year-by-year total return chart, the Fund's highest quarterly return was __% (for the quarter ended ____) and the lowest quarterly return was __% (for the quarter ended ______).


                          Average Annual Total Returns
                          (through December 31, 1998)**

                                         Performance    Past         Since
                                          Inception     Year       Inception
                                         -----------------------------------
Class N Shares                           12/31/96          %            %
                                         -----------------------------------
S&P 500 Stock Index                       12/31/96          %            %
                                         -----------------------------------
Russell Midcap Health Care Index          12/31/96        %             %
----------------------------------------------------------------------------

* For the period from inception through March 31, 1999, the Fund's total return was ____%, versus ____% for the S&P 500 Stock Index and ____% for the Russell Midcap Health Care Index.

     As an investor in the Fund, you will pay the following fees and expenses.

                                  FEES AND EXPENSES

SHAREHOLDER FEES                                                CLASS N
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                       SHARES
                                                                -------
Maximum sales charge (load) imposed on purchases                 None

Maximum sales charge (load) imposed on reinvested dividends      None

Maximum contingent deferred sales charge                         None

Redemption or exchange fees                                      None

ANNUAL FUND OPERATING EXPENSES (FEES PAID FROM FUND ASSETS)

Management Fees                                                       %
------------------------------------------------------------------------
Rule 12B-1 Fee                                                        %
------------------------------------------------------------------------
Other Expenses                                                        %
------------------------------------------------------------------------
Total annual Fund operating expenses                                  %
------------------------------------------------------------------------
Fee waiver and/or expense reimbursement (1)                           %
------------------------------------------------------------------------
Net expenses (1)                                                      %
------------------------------------------------------------------------

1 The Investment Manager has agreed, until at least December 31, 1999, to pay each quarter the amount, if any, by which the ordinary operating expenses for Class N for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of ___%. the Fund may reimburse the investment Manager in the future.


     Expense Example

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     -  $10,000 investment in the Fund
     -  5% annual return
     -  redemption at the end of each period
     -  no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

                                1         3         5        10
                              Year      Years     Years     Years
          Class N Shares      $___      $___      $___      $___

DRESDNER RCM BIOTECHNOLOGY FUND

RISK/RETURN SUMMARY

Goal: The Fund's goal is to seek long term capital appreciation by investing at least 65% of its total assets in equity securities of domestic and foreign biotechnology companies.

Principal Investment Strategies:   The Fund currently expects that the majority
                                   of its investments will be in biotechnology companies organized or headquartered in the United States with market capitalizations
                                   (market price of common stock and securities convertible into common stock) below
                                   $1 billion. However, the Fund currently intends to invest no more than 15% of its total assets in biotechnology companies with market capitalizations below $100 million at the time of purchase.

                                   Biotechnology companies are companies that engage in the research, development, provision and/or manufacture of biotechnological products, services and processes. Such companies generally employ genetic engineering to develop new drugs and apply new and innovative processes to discover and develop diagnostic and therapeutic products and services. The biotechnology industry currently includes pharmaceutical, biochemical, medical/surgical, human health care, and agricultural and industrial oriented companies. Because of the rapid developments in the biotechnology industry, it can be expected that over time companies with new and different products and focuses will be included in the industry.

                                   Under normal market conditions the Fund may
                                   invest up to 25% of its total assets in
                                   issuers organized or headquartered in any one
                                   foreign country.   The Fund may also invest
                                   up to 15% of its total assets in companies organized or headquartered in emerging market countries (but not more than 10% in any one emerging market country).

                                   The Fund focuses its investments on
                                   biotechnology companies that it expects will have higher than average rates of growth and strong potential for capital appreciation.


Principal Investment Risks:        Because the values of the Fund's investments
                                   will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

                                   Because the Fund will focus its investments in biotechnology companies it will be more susceptible than more diversified funds to market and other conditions affecting biotechnology companies. As a result, its share price may be more volatile than a fund with a more broadly diversified portfolio.

                                   The values of the Fund's investments
                                   fluctuate in response to the activities of individual companies and general stock market and economic conditions. The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Stock prices of smaller and newer companies often fluctuate more than those of larger, more established companies. Emerging country markets involve greater risk and volatility than more developed markets.

                                   An investment in the Fund is not a bank
                                   deposit and is not insured by the Federal
                                   Deposit Insurance Corporation or any other government agency.

     FEES AND EXPENSES

     The charts on this page show how the Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The table below it compares the performance of the Fund over time to the American Stock Exchange Biotechnology Index, the NASDAQ Biotechnology Index, and the Russell 2000 Index.

     Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

                   Year-by-Year Total Returns for Class N Shares

                         1998



For the periods covered by this year-by-year total return chart, the Fund's highest quarterly return was __% (for the quarter ended _____) and the lowest quarterly return was __% (for the period ended ____).

                           Average Annual Total Returns
                           (through December 31, 1998)*

                                        Performance     Past       Since
                                         Inception      Year     Inception
                                        ----------------------------------
Class N Shares                            12/30/97          %          %
                                        ----------------------------------
AMEX Biotech Index                        12/30/97          %          %
                                        ----------------------------------
NASDAQ Biotech Index                      12/30/97          %          %
                                        ----------------------------------
Russell 2000 Index                        12/30/97          %          %
--------------------------------------------------------------------------

* For the period from inception through March 31, 1999, the Fund's total return was ___%, versus ___% for the AMEX Biotech Index, ___% for the NASDAQ Biotech Index, and ___% for the Russell 2000 Index.

     As an investor in the Fund, you will pay the following fees and expenses.

                                FEES AND EXPENSES

SHAREHOLDER FEES                                                CLASS N
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                       SHARES
                                                                -------
Maximum sales charge (load) imposed on purchases                 None

Maximum sales charge (load) imposed on reinvested dividends      None

Maximum contingent deferred sales charge                         None

Redemption or exchange fees                                      None

ANNUAL FUND OPERATING EXPENSES (FEES PAID FROM FUND ASSETS)
Management fees                                                       %
------------------------------------------------------------------------
Rule 12B-1 fee                                                        %
------------------------------------------------------------------------
Other expenses                                                        %
------------------------------------------------------------------------
Total annual Fund operating expenses                                  %
------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(1)                            %
------------------------------------------------------------------------
Net expenses(1)                                                       %
------------------------------------------------------------------------

1 The Investment Manager has agreed, until at least December 31, 1999, to pay each quarter the amount, if any, by which the ordinary operating expenses for Class N for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of ___%. The Fund may reimburse the Investment Manager in the future.

     Expense Example

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     -  $10,000 investment in the Fund
     -  5% annual return
     -  redemption at the end of each period
     -  no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

                                1         3         5        10
                              Year      Years     Years     Years
          Class N Shares      $___      $___      $___      $___

DRESDNER RCM INTERNATIONAL GROWTH EQUITY FUND

RISK/RETURN SUMMARY

Goal: The Fund's goal is to seek long term capital appreciation by investing at least 65% of its total assets in equity securities of foreign companies.

Principal Investment Strategies:   The Fund currently intends to invest
                                   primarily in companies with market
                                   capitalizations (market price of common stock and securities convertible into common stock) in excess of $1 billion at the time of purchase, with no more than 10% of the Fund's total assets in companies with market capitalizations below $100 million at the time of purchase.

                                   The Fund invests in issuers located in at least ten different countries. The Fund may invest up to 65% of its total assets in issuers organized or headquartered in Japan, the United Kingdom or Germany, and up to 25% of its total assets in issuers organized or headquartered in any other foreign country. The Fund may also invest up to 10% of its total assets in U.S. issuers and 30% of its total assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country).

                                   The Fund focuses its investments on companies that it expects will have higher than average rates of growth and strong potential for capital appreciation.

Principal Investment Risks:        Because the values of the Fund's investments
                                   will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

                                   The values of the Fund's investments
                                   fluctuate in response to the activities of individual companies and general stock market and economic conditions. The performance of foreign securities also depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed markets.

                                   An investment in the Fund is not a bank
                                   deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     FEES AND EXPENSES

     The charts on this page show how the Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The table below it compares the performance of the Fund over time to the Morgan Stanley Capital International Europe, Australia, Far East Index and the Morgan Stanley Capital International All Country World Free Ex-US Index.

     Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

                         Year-by-Year Total Returns for Class I Shares

                         1995       1996       1997       1998



The returns for Class N shares differ because Class N shares have different expenses.

For the periods covered by this year-by-year total return chart, the Fund's highest quarterly return was __% (for the quarter ended _____) and the lowest quarterly return was __% (for the quarter ended _____).

                            Average Annual Total Returns
                           (through December 31, 1998)**

                                         Performance     Past         Since
                                          Inception      Year        Inception
                                         -------------------------------------
Class N Shares*                           12/28/94        %            %
                                         -------------------------------------
Class I Shares                            12/28/94        %            %
                                         -------------------------------------
MSCI-EAFE Index                           12/28/94        %            %
                                         -------------------------------------
MSCI-ACWI Index                           12/28/94        %             %
------------------------------------------------------------------------------

* Class N Shares of the Fund began operation on ________________.

** For the period from inception through March 31, 1999, the total returns of Class N and I Shares were _____% and _____%, versus _____% for the MSCI-EAFE Index and _____% for the MSCI-ACWI Index.

     As an investor in the Fund, you will pay the following fees and expenses.

                                FEES AND EXPENSES

                                                              Class of Shares
                                                             ------------------
                                                             Class N    Class I
SHAREHOLDER FEES                                             -------    -------

Maximum sales charge (load) imposed on purchases               None      None

Maximum sales charge (load) imposed on reinvested dividends    None      None

Maximum contingent deferred sales charge                       None      None

Redemption or exchange fees                                    None      None

ANNUAL FUND OPERATING EXPENSES (FEES PAID FROM FUND ASSETS)


Management Fees                                                0.75%     0.75%
-------------------------------------------------------------------------------
Rule 12B-1 Fee                                                 0.25%     --%
-------------------------------------------------------------------------------
Other expenses                                                 0.27%     0.27%
-------------------------------------------------------------------------------
Total annual Fund operating expenses                           1.27%     1.02%
-------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(1)                     0.02%     0.02%
-------------------------------------------------------------------------------
Net expenses(1)                                                1.25%     1.00%
-------------------------------------------------------------------------------

1 The Investment Manager has agreed, until at least December 31, 1999, to pay each quarter the amount, if any, by which the ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 1.25% for Class N and 1.00% for Class I. The Fund may reimburse the Investment Manager in the future.

     Expense Example

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     -  $10,000 investment in the Fund
     -  5% annual return
     -  redemption at the end of each period
     -  no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

                                1         3        5         10
                              Year       Years    Years     Years
     CLASS N                  $130       $400     $690      $1510
     CLASS I                  $100       $320     $550      $1220

DRESDNER RCM EMERGING MARKETS FUND

Risk/Return Summary

Goal: The Fund's goal is to seek long term capital appreciation by investing at least 80% of its total assets in equity securities of emerging market companies.

Principal Investment Strategies:   The Fund currently intends to invest
                                   primarily in companies with market
                                   capitalizations (market price of common stock and securities convertible into common stock) of at least $100 million at the time of purchase.

                                   The Fund may invest up to 15% of its total assets in issuers that are organized or headquartered in any one emerging market country. The Fund may also invest up to 15% of total assets in issuers that are organized or headquartered in developed countries, that either

                                  (1) have or will have substantial assets in
                                      developing countries, or
                                  (2) derive or will derive a substantial
                                      portion of their total revenues from
                                      goods and services produced in, or sales made in, developing countries.

                                   Emerging markets companies are companies organized or headquartered in any country considered an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, or other recognized international financial institutions. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, Singapore, United Kingdom, the U.S. and most of the countries of western Europe.

                                   The Fund focuses its investments on emerging market companies that it expects will have higher than average rates of growth and strong potential for capital appreciation.

Principal Investment Risks:        Because the values of the Fund's investments
                                   will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

                                   The values of the Fund's investments
                                   fluctuate in response to the activities of individual companies and general stock market and economic conditions. The performance of foreign securities also depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Stock prices of smaller and newer companies often fluctuate more than those of larger more established companies. Emerging country markets involve greater risk and volatility than more developed markets.

                                   An investment in the Fund is not a bank
                                   deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          FEES AND EXPENSES

          The charts on this page show how the Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The table below it compares the performance of the Fund over time to the Morgan Stanley Capital International Emerging Markets Free Index and the IFC Index of Investable Emerging Markets.

          Both charts assume reinvestment of dividends and distributions. Of course, past performance does not indicate how the Fund will perform in the future.

              Year-by-Year Total Returns for Class I Shares

                         1998



The returns for Class N shares differ because Class N shares have different expenses.

For the periods covered by this year-by-year total return chart, the Fund's highest quarterly return was __% (for the quarter ended _____) and the lowest quarterly return was __% (for the quarter ended ______).

                        Average Annual Total Returns
                        (through December 31, 1998)**

                                         Performance    Past         Since
                                          Inception     Year       Inception
                                         -----------------------------------
Class N Shares*                           12/30/97         %            %
                                         -----------------------------------
Class I Shares                            12/30/97         %            %
                                         -----------------------------------
MSCI Emerging Markets Free Index          12/30/97         %            %
                                         -----------------------------------
IFC Emerging Markets Index                12/30/97         %            %
----------------------------------------------------------------------------

*Class N Shares of the Fund began operation on ________________.

** For the period from inception through March 31, 1999, the total returns of Class N and I Shares were _____% and _____%, versus _____% for the MSCI Emerging Markets Free Index and _____% for the IFC Emerging Markets Index.

     As an investor in the Fund, you will pay the following fees and expenses.

                               FEES AND EXPENSES

                                                                Class of Shares
                                                               ------------------
                                                               Class N    Class I
SHAREHOLDER FEES                                               -------    -------

Maximum sales charge (load) imposed on purchases                 None       None

Maximum sales charge (load) imposed on reinvested dividends      None       None

Maximum contingent deferred sales charge                         None       None

Redemption or exchange fees                                      None       None

ANNUAL FUND OPERATING EXPENSES (FEES PAID FROM FUND ASSETS)


Management Fees                                                  1.00%      1.00%
----------------------------------------------------------------------------------
Rule 12B-1 Fee                                                   0.25%      NONE
----------------------------------------------------------------------------------
Other expenses                                                   0.83%      0.83%
----------------------------------------------------------------------------------
Total annual Fund operating expenses                             2.08%      1.83%
----------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(1)                       0.33%      0.33%
----------------------------------------------------------------------------------
Net expenses(1)                                                  1.75%      1.50%
----------------------------------------------------------------------------------

1 The Investment Manager has agreed, until at least December 31, 1999, to pay each quarter the amount, if any, by which the ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 1.75% for Class N and 1.50% for Class I. The Fund may reimburse the Investment Manager in the future.

     Expense Example

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     -  $10,000 investment in the Fund
     -  5% annual return
     -  redemption at the end of each period
     -  no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

                           1         3        5         10
                         Year      Years     Years     Years
          Class N        $180      $550      $950      $2060
          Class I        $150      $470      $820      $1790

DRESDNER RCM TAX MANAGED GROWTH FUND

RISK/RETURN SUMMARY

Goal: The Fund's goal is to enhance the after-tax returns of its shareholders by investing in a broadly diversified portfolio of common stocks of U.S. companies for long term capital appreciation.

Principal Investment Strategies:   The Fund currently intends to invest no more
                                   than 20% of its total assets in companies with market capitalizations (market price of common stock and securities convertible into common stock) below $500 million at the time of purchase.

                                   The Fund may invest up to 25% of its total assets in foreign companies (under normal market conditions no more than 10% of total assets in issuers organized or headquartered in any one foreign country).

                                   To maximize after-tax total return, the Fund may use certain investment techniques designed to reduce capital gains distributions to shareholders in an effort to maximize after-tax total return. These techniques may include, among others, holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and selling securities that have declined in value to offset past or future gains realized on the sale of other securities. These techniques will not completely eliminate taxable distributions by the Fund.

                                   The Fund focuses its investments on companies that it expects will have higher than average rates of growth and strong potential for capital appreciation. To this investment focus, the Fund adds the element of tax aware investing as described above.

Principal Investment Risks:        Because the values of the Fund's investments
                                   will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

                                   The values of the Fund's investments
                                   fluctuate in response to the activities of individual companies and general stock market and economic conditions. The performance of foreign securities also depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Stock prices of smaller and newer companies fluctuate more than those of larger more established companies.

                                   An investment in the Fund is not a bank
                                   deposit and is not insured of guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FEES AND EXPENSES

     This section would normally show how the Fund has performed over time. Because this Fund was in operation less than a year when this Prospectus was printed, its performance is not included. In the future, the Fund will compare its performance to the Standard & Poor's 500 Stock Index and the Wilshire 5000 Index.

     As an investor in the Fund, you will pay the following fees and expenses.

                                  FEES AND EXPENSES

                                                                 Class of Shares
                                                                ------------------
SHAREHOLDER FEES                                                Class N    Class I
(FEES PAID DIRECTION FROM YOUR INVESTMENT)                      -------    -------
Maximum sales charge (load) imposed on purchases                  None      None

Maximum sales charge (load) imposed on reinvested dividends       None      None

Maximum contingent deferred sales charge                          None      None

Redemption or exchange fees(1)                                    1.00%     1.00%

ANNUAL FUND OPERATING EXPENSES (FEES PAID FROM FUND ASSETS)


Management fees                                                    0.75%     0.75%
-----------------------------------------------------------------------------------
Rule 12B-1 fee                                                     0.25%     None
-----------------------------------------------------------------------------------
Other expenses                                                     1.15%     0.90%
-----------------------------------------------------------------------------------
Total annual Fund operating expenses                               1.90%     1.65%
-----------------------------------------------------------------------------------
Fee waiver and/or expense reimbursement(2)                         0.40%     0.40%
-----------------------------------------------------------------------------------
Net expenses(2)                                                    1.50%     1.25%
-----------------------------------------------------------------------------------

1 The Fund charges you a 1.00% redemption fee if you redeem shares within the first year of purchase.

2 The Investment Manager has agreed, until at least December 31, 1999, To pay each quarter the amount, if any, by which the ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed the annualized rate of 1.50% for Class N and 1.25% for Class I. The Fund may reimburse the Investment Manager in the future.

     Expense Example

     Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming:

     -  $10,000 investment in the Fund
     -  5% annual return
     -  redemption at the end of each period
     -  no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs will be different.

                                1         3
                              Year      Years



          CLASS N             $150      $470
          CLASS I             $130      $400

INVESTMENT OBJECTIVES, POLICIES AND RISKS

INVESTMENT OBJECTIVES AND POLICIES

     HOW DO THE FUNDS SELECT EQUITY INVESTMENTS?

     While the Funds emphasize investments in growth companies, the Funds also may invest in other companies that are not traditionally considered to be growth companies, such as emerging growth companies and cyclical and semi-cyclical companies in developing economies, if the Investment Manager believes that such companies have above-average growth potential.

     When the Investment Manager analyzes a specific company it evaluates the fundamental value of each enterprise as well as its prospects for growth. In most cases, these companies have one or more of the following characteristics:

   - Superior management
   - Strong balance sheets
   - Differentiated or superior products or services
   - Substantial capacity for growth in revenue through either an expanding market or expanding market share
   - Strong commitment to research and development
   - A steady stream of new products or services.

     The Funds do not seek current income and do not restrict their investments to companies with a record of dividend payments.

     When evaluating foreign companies, the Investment Manager may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook, and interest rate environment for the country and the region in which the company is located, as well as other factors it deems relevant.

     In addition to traditional research activities, the Investment Manager uses research produced by its Grassroots Research operating group.
Grassroots Research prepares research reports based on field interviews with customers, distributors, and competitors of the companies that the Investment Manager follows. The Investment Manager believes that Grassroots Research can be a valuable adjunct to its traditional research efforts by providing a "second look" at companies in which the Funds might invest and by checking marketplace assumptions about market demand for particular products and services.

     WHAT KINDS OF EQUITY SECURITIES DO THE FUNDS INVEST IN?

     The Funds invest primarily in common stocks and depositary receipts. The Funds may invest in companies of any size. Common stocks represent the basic equity ownership interests in a company. Depositary receipts are issued by banks or other financial institutions and represent, or may be converted into, underlying ordinary shares of a foreign company. They may be sponsored by the foreign company or organized independently.

     The Funds may also invest in other equity and equity related securities. These include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock, and options on stock and stock indices.

     WHAT KINDS OF FOREIGN SECURITIES DO THE FUNDS INVEST IN?

     The Funds invest in the following types of foreign equity and equity-linked securities, among its foreign investments:

   - Securities of companies that are organized or headquartered outside the United States, or that derive at least 50% of their total revenue outside the U.S.
   - Securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations principally are conducted

   - Depositary receipts
   - Securities of other investment companies investing primarily in such equity and equity-related foreign securities.

     The Investment Manager expects that the Funds' foreign investments will primarily be traded on recognized foreign securities exchanges. However, each Fund also may invest in securities that are traded only over-the-counter, either in the United States or in foreign markets, when the Investment Manager believes that such securities meet the Fund's investment criteria. The Funds also may invest in securities that are not publicly traded either in the United States or in foreign markets.

     What are Depositary receipts?

     Each Fund may invest in securities of foreign companies in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), or other similar depositary instruments representing securities of foreign companies. Depositary receipts are receipts for ordinary shares of foreign companies that typically are issued by U.S. banks in the case of ADRs, and by foreign financial institutions in the case of EDRs and GDRs. Depositary receipts entitle their holders to all dividends and all capital gains associated with the underlying ordinary shares. ADRs are usually dollar-denominated and do not involve the currency exchange risk of investing in the underlying securities. Depositary receipts have risks that are similar to those of foreign equity securities. Therefore, for purposes of each Fund's investment policies and restrictions, they are treated as foreign equity securities, based on the country in which the underlying issuer is organized or headquartered.

     DO THE FUNDS BUY AND SELL FOREIGN CURRENCIES?

     The Investment Manager expects to purchase or sell foreign currencies primarily to settle foreign securities transactions. However, each Fund may also engage in currency management transactions to hedge currency exposure related to securities it owns expects to purchase. A Fund may also hold foreign currency received in connection with investments in foreign securities when the Investment Manager believes the relevant exchange rates will change favorably and it would be better to convert the currency into U.S. dollars later.

     For purposes of the percentage limitations on each Fund's investments in foreign securities, the term "securities" does not include foreign currencies. This means that a Fund's exposure to foreign currencies or multinational currencies such as the "Euro" may be greater than its percentage limitation on investments in foreign securities. Each Fund will have the costs of conversions between various currencies, and gains in a particular securities market may be affected (either positively or negatively) by changes in exchange rates.

     DO THE FUNDS HEDGE THEIR INVESTMENTS?

     For hedging purposes, each Fund may purchase options on stock indices and on securities it is authorized to purchase. If a Fund purchases a "put" option on a security, the Fund acquires the right to sell the security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). If a Fund purchases a "call" option on a security, it acquires the right to purchase the security at a specified price at any time during the term of the option (or on the option expiration date).
 An option on a stock index gives a Fund the right to receive a cash payment equal to the difference between the closing price of the index and the exercise price of the option. A Fund may "close out" an option before it is exercised or expires by selling an option of the same series as the option previously purchased.

     Each Fund may employ certain currency management techniques to hedge against currency exchange rate fluctuations. The International Fund may hedge up to 100% of its total assets. These techniques include forward currency exchange contracts, currency options, futures contracts (and related options), and currency swaps. A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Currency options are rights to purchase or sell a specific currency at a future date at a specified price. Futures contracts are agreements to take or make delivery of an amount of cash equal to the difference between the value of the currency at the close of the last trading day of the contract and the contract price. Currency swaps involve the exchange of rights to make or receive payments in specified currencies.

     Each Fund may cross-hedge currencies, which involves writing or purchasing options or entering into foreign exchange contracts on one currency to hedge against changes in exchange rates for a different currency, if the Investment Manager believes changes between the two currencies are correlated.

     WHAT ARE THE FUNDS' PORTFOLIO TURNOVER RATES?

     Each Fund may invest in securities on either a long-term or short-term basis. The Investment Manager anticipates that the annual portfolio turnover rate for the Tax Managed Growth Fund will not exceed 100%, during its first full year or operation. See, "Financial Highlights" for the portfolio turnover rates of the other Funds.

     A Fund's expected portfolio turnover rate is not a limiting factor. The Investment Manager will sell a Fund's portfolio securities whenever it deems appropriate, regardless of the length of time the Fund has held the securities, and may purchase or sell securities for short-term profits. Turnover will be influenced by sound investment practices, each Fund's investment objective and the need for funds for the redemption of a Fund's shares. The portfolio turnover rate for the Tax Managed Growth Fund will reflect the Investment Manager's efforts to minimize the Fund's capital gains distributions and to enhance the after-tax returns of its shareholders; the Investment Manager may sell securities to realize capital losses to offset accumulated or future capital gains.

     Because the Investment Manager will purchase and sell securities for each Fund's portfolio without regard to the length of the holding period for the securities, a Fund's portfolio could have a higher turnover rate than most funds that invest substantially all of their assets for long-term capital appreciation. A high portfolio turnover rate would increase a Fund's brokerage commission expenses and other transaction costs, and may increase its taxable capital gains.

OTHER INVESTMENT PRACTICES

     OTHER INVESTMENT COMPANIES

     The laws of some foreign countries may make it difficult or impossible for a Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The only practical means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. In these cases and in other appropriate circumstances, and subject to the restrictions referred to above regarding investments in companies organized or headquartered in foreign countries, each Fund may invest up to 10% of the value of its total assets in other investment companies but no more than 5% of its total assets in any one investment company. Furthermore, no Fund may acquire more than 3% of the outstanding voting securities of any other investment company.

     If a Fund invests in other investment companies, it will bear its proportionate share of the other investment companies' management or administration fees and other expenses. At the same time, the Fund would continue to pay its own management fees and other expenses.

     INVESTMENT POLICIES IN UNCERTAIN MARKETS

     When the Investment Manager believes a Fund should adopt a temporary defensive posture, including periods of international, political or economic uncertainty, a Fund may hold all or a substantial portion of its assets in investment grade debt securities. The securities may be debt obligations issued or guaranteed by the U.S. Government or foreign governments (including their agencies, instrumentalities, authorities and political subdivisions), by international or supranational government entities, and by corporate issuers. During these periods, a Fund may not achieve its investment objective.

     ADDITIONAL INFORMATION ABOUT INVESTMENT PRACTICES

     The Statement of Additional Information has more detailed information about the investment practices described in this Prospectus as well as information about other investment practices used by the Investment Manager.

CHANGING THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

     Each Fund's investment objective of long term capital appreciation is a fundamental policy that may not be changed without stockholder approval. However, except as otherwise indicated in this Prospectus or the SAI, each Fund's other investment policies and restrictions are not fundamental and may be changed without stockholder approval.

     The various percentage limitations referred to in this Prospectus and the SAI apply immediately after a purchase or initial investment. Except as specifically indicated to the contrary, a Fund is not required to sell any security in its portfolio as a result of change in any applicable percentage resulting from market fluctuations.

INVESTMENT RISKS

     Your investment in the Funds is subject to a variety of risks, including those described below. See the SAI for further information about these and other risks.

     EQUITY INVESTMENTS

     Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in the issuer's financial condition and prospects and on overall market and economic conditions.

     SPECIFIC INDUSTRIES

     Because the Technology Fund, Health Care Fund and Biotechnology Fund each focuses on a single industry, each will be more susceptible than other diversified funds to market and other conditions affecting that industry. These conditions include competitive pressures affecting the companies' financial condition, rapid product obsolescence, dependence on extensive research and development, aggressive pricing and greater sensitivity to changes in governmental regulation and policies. As a result, the net assets of these Funds may be more volatile than an investment company with a more broadly diversified portfolio.

     SMALL COMPANIES

     Investments in small concerns may involve greater risks than investments in larger companies, and may be speculative. The securities of small companies, as a class, have had periods of more favorable results, and periods of less favorable results, than securities of larger companies as a class. In addition, small companies in which a Fund may invest may have limited or unprofitable operating histories, limited financial resources and inexperienced management. They often face competition from larger or more established firms that have greater resources. Small companies may have less ability to raise additional capital, and may have a less diversified product line (making them susceptible to market pressure), than larger companies. Securities of small and unseasoned companies are often less liquid than securities of larger companies and are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. Selling these securities may
take an extended period of time.   As a result, to the extent a Fund invests
in small companies, its net asset value may be more volatile than would otherwise be the case.

     FOREIGN SECURITIES

     Investing in foreign securities involves significant risks, some of which are not typically associated with investing in securities of U.S. issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar. In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing and financial reporting standards, or to other regulatory practices and requirements, comparable to U.S. issuers. Furthermore, certain foreign countries may be politically unstable, expropriate or nationalize assets, revalue currencies, impose confiscatory taxes, and limit foreign investment and use or removal of funds or other assets of a Fund (including the withholding of dividends and limitations on the repatriation of currencies). A Fund may also face difficulties or delays in obtaining or enforcing judgments.

     Most foreign securities markets have substantially less volume than U.S. markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. There is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States. Foreign markets also have different clearance and settlement procedures, and at times in certain markets settlements have not been able to keep pace with the volume of securities transactions, making it difficult to conduct and complete transactions. In addition, the costs associated with transactions in securities of foreign companies and securities traded on foreign markets, and the expense of maintaining custody of these securities with foreign custodians, generally are higher than in the U.S.

     Because certain of the Funds may invest more than 25% of their total assets in the securities of companies organized or headquartered in France, Germany, Japan or the United Kingdom, these Funds may be subject to increased risks due to political, economic, social or regulatory events in those countries.

     EMERGING MARKETS

     Investments in emerging markets involve additional risks. The securities markets of emerging market countries are substantially smaller, less developed, less liquid, and more volatile than U.S. and other developed foreign markets. Disclosure and regulatory standards are less stringent. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and of the activities of investors in such markets, and enforcement of existing regulations has been limited.


     Economies in emerging market countries generally depend heavily on international trade. They may be affected adversely by the economic conditions of the countries with which they trade, as well as by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by these countries. In many cases, governments of emerging market countries continue to exercise significant control over the economies of these countries. In addition, some of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There is a greater possibility of confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. Unanticipated political or social developments may also affect the value of a Fund's investments in those countries.

OPTIONS, CURRENCY HEDGING AND CURRENCY MANAGEMENT

     Stock options involve a number of risks. They may be more volatile than the underlying stock. Options and securities markets could not be precisely correlated, so that a given transaction may not achieve its objective. In addition, the secondary market for particular options may not be liquid for a variety of reasons. When trading options on foreign exchanges, many of the protections in the United States will not be available. A Fund could lose the amount of the option premium plus transaction costs.

     A Fund's currency management techniques involve risks different from investments in U.S. dollar-denominated securities. If a Fund invests in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk than would otherwise be the case. Transactions in currency futures contracts and options on currency futures contracts involve risks similar to those of options on securities; in addition, the Fund's potential loss in such transactions is unlimited.

     The use of hedging and currency management techniques is a highly specialized activity, and the success of any such operations by a Fund is not assured. Gains and losses in such transactions depend upon the Investment Manager's ability to predict correctly the direction of stock prices, interest rates, currency exchange rates, and other economic factors. Although such operations could reduce the risk of loss due to a decline in the value of the hedged security or currency, they could also limit the potential gain from an increase in the value of the security or currency.

     NON-DIVERSIFICATION

     The Technology Fund, Health Care Fund, Biotechnology Fund and International Fund are non-diversified within the meaning of the Investment Company Act of 1940. Each may invest a greater percentage of its assets in the securities of any single issuer than diversified funds, and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than diversified funds. However, in order to meet the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company, a Fund must diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of its assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and representing not more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than the U.S. Government or other regulated investment companies).

     YEAR 2000

     Many computer programs employed throughout the world use two digits rather than four to identify the year. These programs, if not adapted, will not correctly handle the change from "99" to "00" on January 1, 2000, and will not be able to perform necessary functions critical to the Funds' operations. The "Year 2000 issue" affects all companies and organizations.

     The Year 2000 problem may also adversely affect the companies in which the Funds invest. For example companies may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. To the extent the impact on a portfolio holding is negative, a Funds' investment returns could be adversely affected.

     The Investment Manager had advised the Funds that it is implementing a plan intended to ensure that its computer systems are not adversely affected by the Year 2000 issue. The Funds understand that their key service providers are taking steps to address the issue as well. The Funds and the Investment Manager will continue to monitor developments relating to this issue but do not anticipate that the Year 2000 issue will have and adverse effect on the Investment Manger's ability to provide services to the Funds.

     EURO INTRODUCTION

     The European Union's introduction on January 1, 1999 of a single European currency, the Euro, creates various uncertainties. The conversion to a new currency will affect the Funds' operations and contains some special risks. These include whether the payment and operational systems of banks and other financial institutions will be prepared for the change, the legal treatment of certain outstanding financial contracts that refer to existing currencies, and the creation of suitable clearing and settlement payment systems for the new currency. If there is not adequate preparation, there could be delays in settlement and additional costs to the Funds.

     The conversion will also affect issuers in which the Funds invest due to changes in the competitive market from a consolidated currency market and greater operations costs from converting to the Euro. These or other related factors could cause market disruptions and may adversely affect the value of some of the Funds' holdings and increase the Funds' operational costs. The adoption of a common currency is expected to produce some benefits, such as consolidating the government debt market for those countries and reducing some currency risks and costs. The overall effect of these factors on the Funds' investments cannot be determined with certainty.

     The Funds understand that the Investment Manager and other key service providers are taking steps to address Euro-related issues. This includes upgrading their computer and bookkeeping systems to deal with the conversion. The Funds and their Investment Manager will continue to monitor the effects of the conversion on the issuers in which the Funds invest.

ORGANIZATION AND MANAGEMENT

     THE FUNDS AND THE INVESTMENT MANAGER

     The International Growth Equity Fund is a series of Dresdner RCM Capital Funds, Inc. (the "Capital Company"). The other Funds are series of Dresdner RCM Global Funds, Inc. (the "Global Company"). The Global Company and the Capital Company are incorporated in Maryland as open-end management investment companies.

     Dresdner RCM Global Investors LLC, with principal offices at Four Embarcadero Center, San Francisco, California 94111, is the investment manager of the Funds. The Investment Manager manages each Fund's investments, provides various administrative services, and supervises each Fund's daily business affairs.

     The Investment Manager provides investment supervisory services to institutional and individual clients. It was established in December of 1998 and is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. The Investment Manager was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. The Investment Manager is an indirect wholly owned subsidiary of Dresdner Bank AG ("Dresdner"), an international banking organization with principal executive offices in Frankfurt, Germany.

     THE PORTFOLIO MANAGERS

     LARGE CAP FUND

     John D. Leland, Jr. and Carson V. Levit are primarily responsible for the day-to-day management of the Large Cap Fund. Mr. Leland is a Managing Director of the Investment Manager, with which he has been associated since 1972. He has managed equity portfolios on behalf of the Investment Manager since 1972. Mr. Levit has been associated with the Investment Manager since 1993. He has participated in the management of equity portfolios on behalf of the Investment Manager since 1994.

     GLOBAL SMALL CAP FUND

     David S. Plants and Timothy M. Kelly are primarily responsible for the day-to-day management of the Global Small Cap Fund. Mr. Plants is a Director of the Investment Manager, with which he has been associated since 1993. He has participated in the management of portfolios on behalf of the Investment Manager since 1993. Mr. Kelly is an Assistant Director of the Investment
Manager, with which he has been associated since 1995.   Before joining
Dresdner RCM, he received an MBA from The University of Chicago Graduate
School of

Business with concentrations in accounting and finance. He has participated in the management of portfolios on behalf of the Investment Manager since 1995.

     TECHNOLOGY FUND

     Walter C. Price and Huachen Chen are primarily responsible for the day-to-day management of the Technology Fund. They are both Managing Directors of the Investment Manager, with which they have been associated since 1974 and 1985, respectively. They have managed equity portfolios on behalf of the Investment Manager since 1985.

     HEALTH CARE FUND AND BIOTECHNOLOGY FUND

     Selena A. Chaisson, M.D. and ________________ are primarily responsible for the day-to-day management of the Health Care Fund and the Biotechnology Fund. Dr. Chaisson is a Director of the Investment Manager, with which she has been associated since 1994. In 1994 she was employed by Regeneron Pharmaceuticals where she served as Manager of Corporate Finance. She has participated in the management of portfolios on behalf of the Investment Manager since 1996.

     INTERNATIONAL FUND AND EMERGING MARKETS FUND

     William S. Stack is primarily responsible for the day-to-day management of the International Fund and together with Ana Wiechers-Marshall is primarily responsible for the day-to-day management of the Emerging Markets Fund. Mr. Stack is a Senior Managing Director of the Investment Manager, with which he has been associated since 1994, and is a member of its Board of Managers. From 1985-1994 he was employed by Lexington Management Corporation where he served as Managing Director and Chief Investment Officer. Mr. Stack has more than 24 years of experience managing both domestic and international equities. Ms. Wiechers-Marshall is a Director of the Investment Manager, with which she has been associated since 1995. From 1993-1995 she was employed by Bank of America where she served as Latin America Regional Manager. She has participated in the management of portfolios on behalf of the Investment Manager since 1997.

     TAX MANAGED GROWTH FUND

     M. Brad Branson and Joanne L. Howard are primarily responsible for the day-to-day management of the Tax Managed Growth Fund. Mr. Branson is a Director of the Investment Manager, with which he has been associated since 1993. He has participated in the management of portfolios on behalf of the Investment Manager since 1993. Ms. Howard is a Managing Director of the Investment Manager, with which she has been associated since 1992. She has participated in the management of portfolios on behalf of the Investment Manager since 1993.

     MANAGEMENT FEES AND OTHER EXPENSES

     Each Fund pays the Investment Manager a fee pursuant to an investment management agreement. The Technology Fund and the Emerging Markets Fund each pay a monthly fee to the Investment Manager at the annual rate of 1.00% of its average daily net assets. The International Growth Equity Fund pays a monthly fee to the Investment Manager at the annual rate of 0.75% based on its average daily net assets.

     Each of the other Funds pays a monthly fee to the Investment Manager based on its average daily net assets, at the following annual rate:

-----------------------------------------------------------------------------------------------------
                                             SMALL CAP FUND
                                             HEALTH CARE FUND
                                             BIOTECHNOLOGY FUND       LARGE CAP GROWTH    TAX MANAGED
AVERAGE DAILY NET ASSETS                                              FUND                GROWTH FUND
-----------------------------------------------------------------------------------------------------
The first $500 million                       1.00%                    0.70%               0.75%

Above $500 million and below $1 billion      0.95%                    0.65%               0.70%

Above $1 billion                             0.90%                    0.60%               0.65%




     Each Fund is responsible for its own expenses. These include brokerage and commission expenses, taxes, interest charges on borrowings (if any), custodial charges and expenses, investment management fees, and other operating expenses (e.g., legal and audit fees, securities registration expenses, and compensation of directors who are not affiliated with the Investment Manager). These expenses are allocated to each class of shares based on the assets of each class. In addition, each class also bears certain class-specific expenses, such as Rule 12b-1 expenses payable by each Fund's N Class shares.

     To limit the expenses of each Fund, the Investment Manager has agreed to pay each Fund on a quarterly basis the amount, if any, by which the Fund's ordinary operating expenses for the quarter (except interest, taxes and extraordinary expenses) exceed the following expense ratios on an annual basis through December 31, 1999:


-------------------------------------------------------------------------
 FUND                                              EXPENSE LIMITS THROUGH
                                                          12/31/99
-------------------------------------------------------------------------
 Large Cap Growth Fund
   Class N shares                                          1.20%
   Class I shares                                          0.95%
 Global Small Cap Fund
   Class N shares                                          1.75%
   Class I shares                                          1.50%
 Global Technology Fund
   Class N shares                                          1.75%
   Class I shares                                          1.50%
 Global Health Care Fund                                   1.50%
 Biotechnology Fund                                        1.50%
 International Growth Equity Fund
   Class N shares                                          1.25%
   Class I shares                                          1.00%
 Emerging Markets Fund
   Class N shares                                          1.75%
   Class I shares                                          1.50%
 Tax Managed Growth Fund
   Class N shares                                          1.50%


                                    41


   Class I shares                                          1.25%


A Fund will reimburse the Investment Manager for such payments for a period of up to five years after they are made, to the extent that the Fund's ordinary operating expenses are less than the expense limit.

THE DISTRIBUTOR

     Funds Distributor, Inc. (the "Distributor"), with principal offices at 60 State Street, Suite 1300, Boston, Massachusetts 02109, acts as distributor of each class of shares of the Funds. The Distributor provides mutual fund distribution services to registered investment companies, and is an indirect wholly owned subsidiary of Boston Institutional Group, Inc., which is not affiliated with the Investment Manager or Dresdner.

     The Companies have adopted distribution and service plans (the "Plans") for their Class N shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, each Fund pays the Distributor an annual fee of up to 0.25% of the average daily net assets of its Class N shares as reimbursement for certain expenses actually incurred by the Distributor in providing distribution and shareholder support services to such shares. These expenses include advertising and marketing expenses, payments to broker-dealers and others who have entered into agreements with the Distributor, the expenses of preparing, printing and distributing the Prospectus to persons who are not already stockholders, and indirect and overhead costs associated with the sale of Class N shares. If in any month the Distributor is due more for such services is immediately payable because of the expense limitation under the Plans, the unpaid amount is carried forward from month to month while the Plan is in effect until it can be paid.

STOCKHOLDER INFORMATION

BUYING SHARES

     For your convenience, we offer several ways to start and add to Fund investments.

     INVESTING THROUGH A FINANCIAL PROFESSIONAL

     If you work with a financial professional, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If you do not hold your Fund investment in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions below for investing directly.

     Shares may also purchase through certain brokers which have entered into selling group agreements with the Distributor. Brokers may charge a fee for their services at the time of purchase or redemption. Subscription forms can be obtained from the Companies. Call 1-800-726-7240.

     ESTABLISHING YOUR ACCOUNT

You may establish accounts without the help of an intermediary as follows:

-    Choose the Fund in which you wish to invest.

- Determine the amount you are investing. The minimum amount for initial investments is $5,000 for the Class N shares ($250 for additional investments) and $1,000,000 for the Class I shares ($50,000 for additional investments). Minimum subsequent investment requirements do not apply to investors purchasing shares through the Fund's automatic dividend reinvestment plan. In addition, minimum initial investments may vary for investors purchasing shares through a broker-dealer or other intermediary having a service agreement with the Investment Manager and maintaining an omnibus account with the Fund.

     For more information on minimum investments, call 1-800-726-7240.

- Complete the account application. Please apply at this time for any account privileges you may want to use in the future, to avoid the delays associated with adding them later on.

-    Mail your completed application to the Fund at:

     Boston Financial Data Services
     P.O. Box 419927
     Boston, MA  02266-8025

   For answers to any questions, please speak with a Fund Representative at 1-800-726-7240.

   We reserve the right to reject any purchase of shares at our sole discretion. We also reserve the right to cancel any purchase order for which payment has not been received by the third business day following the order.

   We will issue share certificates only for full shares and only upon request. Confirmation statements showing transactions in the stockholder's account and a summary of the status of the account serve as evidence of ownership of shares of the Fund. We will forward a confirmation statement to you on receipt of a proper order.

     INVESTING IN YOUR ACCOUNT

     BY WIRE

     Make sure you have established an account by mailing an application as explained above.

     Call 1-800-726-7240 to obtain your account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

     After placing your purchase order, instruct your bank to wire the amount of your investment to:
     _____________________________
     Routing number: ______________
     Credit: _______________________
     Account number:   ______________
     FCC:  your account number, name of registered owner(s) and Fund name

     BY CHECK

     Make out a check (bank or certified) or money order for the investment amount payable to Dresdner RCM [insert the name of the Fund].

     Mail the check with your completed application to the Fund at:

          Boston Financial Data Services
          P.O. Box 419927
          Boston, MA 02266-8025

     ADDING TO YOUR ACCOUNT

     BY WIRE

     Call the Fund to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

     Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

     BY CHECK

- Make out a check for the investment amount payable to Dresdner RCM [insert the name of the Fund].

-    Mail the check with a completed investment slip to the Fund at:

          Boston Financial Data Services
          P.O. Box 419927
          Boston, MA 02266-8025

- If you do not have an investment slip, attach a note indicating your account number.

     WITH SECURITIES

   In its discretion, the Company may accept securities of equal value instead of cash in payment of all or part of the subscription price for Fund shares. Contact the Fund in advance to discuss the securities in question and the documentation necessary to complete the transaction. Any such securities:

- Will be valued at the close of regular trading on the New York Stock Exchange on the day of acceptance of the subscription in accordance with the Fund's method of valuing its securities;

-    Will have a tax basis to the Fund equal to such value;

-    Must not be restricted securities; and

- Must be permitted to be purchased in accordance with the Fund's investment objective and policies and must be securities that the Fund would be willing to purchase at that time.

SELLING SHARES

     BY PHONE - WIRE PAYMENT

- Call the Fund to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

-    Place your wire request.

     BY PHONE - CHECK PAYMENT

- Call the Fund and place your request. Once your request has been verified, a check for the net cash amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

     IN WRITING

- Write a letter of instruction, signed by each registered owner or their duly authorized agent, that includes the following information:

   - The name of the registered owner(s) of the account
   - The name of the Fund
          -  The account number
          -  The number of shares or the dollar amount you want to sell
          - The recipient's name and address or wire information, if different from those of the account registration
          - Any stock certificates you may hold or additional documents we may request

-    Indicate whether you want any cash proceeds sent by check or by wire.

- Make sure the letter is signed by all registered owners or their authorized parties. The Fund may require additional information, such as a signature guarantee.

-    Mail the letter to the Fund.

OTHER STOCKHOLDER SERVICES

     TELEPHONE ORDERS

     We accept telephone orders to buy or sell shares of the Funds. To order call 1-800-726-7240. To guard against fraud, we may record telephone orders or take other reasonable precautions. However, if we do not take such steps to ensure the authenticity of an order, we may bear any loss if the order later proves fraudulent. At times of peak activity, such as during periods of volatile economic or market conditions, it may be difficult to place buy or sell orders by phone. During these times, consider sending your request in writing.

     BUSINESS HOURS AND NAV CALCULATIONS

     Each Fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The price of each Fund's shares is based on its net asset value per share (NAV). Each Fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). A Fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing, the security is valued in accordance with the Fund's fair valuation procedures.

     TIMING OF ORDERS

     The Fund accepts orders until the close of trading on the NYSE every business day. Orders received before 4:00 p.m. Eastern Time are executed the same day at the respective Fund's NAV for that day. Orders received after 4:00 p.m. Eastern time are executed the following day at that day's NAV. We have the right to suspend redemption of shares of the Funds and to postpone payment of proceeds for up to seven days or as permitted by law.

     We may suspend the right of redemption or the date of payment for more than seven days after shares are tendered for redemption for any period during which

- The New York Stock Exchange is closed (other than a customary weekend or holiday closing) or the SEC determines that trading thereon is restricted

- An emergency (as determined by the SEC) exists as a result of which disposal by the Fund of securities it owns is not reasonably practicable, or as a result of which it is not reasonably practical for the Fund fairly to determine the value of its net assets

- The SEC by order permits such suspension for the protection of stockholders.

   TIMING OF SETTLEMENTS

     When you buy shares of a Fund, you will become the owner of record when the Fund receives your payment, generally the day following execution. When you sell shares, cash proceeds are generally available the day following execution and will be forwarded according to your instructions.

     When you sell shares that you recently purchased by check, your order will be executed at the Fund's next NAV but the proceeds will not be available until your check clears. This may take up to 15 days. Upon execution of the redemption order, a confirmation statement will be forwarded to you indicating the number of shares sold and the proceeds thereof.

     ACCOUNTS WITH BELOW-MINIMUM BALANCES

     If your account balance falls below the minimum required by a Fund as a result of selling shares (and not because of performance), the Fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 90 days after notification, we reserve the right to close out your account and send the proceeds to the address of record.

     AUTOMATIC REINVESTMENT

     We will reinvest each income dividend and capital gain distribution declared by a Fund in full and fractional shares of the Fund of the same class, unless you or your duly authorized agent elect to receive all such payments, or only the dividend or distribution portions in cash. We will base such reinvestment on the Fund's NAV as determined on the payment date. You or your authorized agent may request changes in the manner in which dividend and distribution payments are made through written notice to the Fund's Transfer and Dividend Disbursing Agent, Boston Financial Data Services ("BFDS"). This request will be effective as to any subsequent payment if it is received prior to the record date used for determining your payment. Any dividend and distribution election will remain in effect until you notify BFDS to the contrary in writing at the address given on page___ above.

     EXCHANGE PRIVILEGE

     You may exchange shares of either class of the Funds into shares of the same class of any other Fund offered by Dresdner RCM, without a sales charge or other fee, by contacting BFDS in writing. Exchange purchases are subject to the minimum investment requirements of the class purchased. An exchange will be treated as a redemption and purchase for tax purposes.

     Shares will be exchanged at net asset value per share next determined after receipt by BFDS of:

- A written request for exchange, signed by each registered owner or his or her duly authorized agent exactly as the shares are registered, which clearly identifies the exact names in which the account is registered, the account number and the number of shares or the dollar amount to be exchanged

- Stock certificates for any shares to be exchanged which are held by the stockholder

     Exchanges will not become effective until all documents in the form required have been received by BFDS. If you have any questions, please contact BFDS.

     Please be sure to read carefully the prospectus of any other
Fund in which you wish to exchange shares.

ACCOUNT STATEMENTS

     Stockholder accounts are opened in accordance with your registration instructions. Transactions is the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements.

     REPORTS TO STOCKHOLDERS

     Each Fund's fiscal year ends on December 31. Each Fund will issue to its stockholders semi-annual and annual reports. In addition, stockholders will receive quarterly statements of the status of their accounts reflecting all transactions having taken place within that quarter. In order to reduce duplicate mailings and printing costs, the Companies will provide one annual and semi-annual report and annual prospectus per household. Information regarding the tax status of income dividends and capital gains distributions will be mailed to stockholders on or before January 31st of each year.
Account tax information will also be sent to the IRS.

     REDEMPTION

     Redemption payments will be made wholly in cash unless the appropriate Board of Directors believes that unusual conditions exist which would make such payment detrimental to the best interests of a Fund. Under such circumstances, payment of the redemption price could be made in whole or in part in portfolio securities. You would incur brokerage costs to sell such securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains. They are typically paid once a year in December. The amount depends on the Fund's investment results and its tax compliance situation.

     Dividends and distributions normally are reinvested in additional Fund shares. You may instruct your financial professional or the Fund to have them sent to you by check or credited to a separate account.

     If you are an individual (or certain other non-corporate stockholders), we have to withhold 31% of all dividends, capital gains distributions and redemption proceeds we pay to you if: (a) you have not given us a certified correct taxpayer identification number and (b) except with respect to redemption proceeds, have not certified that backup withholding does not apply. Amounts we withhold are applied to your federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in an overpayment of taxes. Distributions of our taxable income and net capital gain to non-resident alien individuals, non-resident alien fiduciaries of trusts of estate, foreign corporations, or foreign partnerships may also be subject to U.S. withholding tax, although distributions of net capital gain to such stockholders generally will not be subject to withholding.

     We may be required to pay income, withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce our investment income. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. We may "pass through" to you the amount of foreign income taxes we pay, if it is in the best interests of stockholders. If we do so, you will be required to include in your gross income your pro-rata share of foreign taxes we paid, and you will be able to treat such taxes as either an itemized deduction or a foreign credit against U.S. income taxes on your tax returns. If we do not do so, you will not be able to deduct your share of such taxes in computing your taxable income and will not be able to take your share of such taxes as a credit against your U.S. income taxes.

     In general, selling shares for cash, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

                TRANSACTION                  TAX STATUS
                ------------------------     --------------------------
                Income dividends             Ordinary income

                Short-term capital gains     Ordinary income
                distributions

                Long-term  capital  gains    Capital gains
                distributors

                Sales   or  exchanges  of    Capital gains or losses
                shares   owned  for  more
                than one year

                Sales    of  exchanges  of   Gains   are   treated   as
                shares owned for one year    ordinary income; losses are
                or less                      subject to special rules


     Dividends and other distributions generally are taxable to you at the time they are received. However, dividends declared in October, November and December by a Fund and made payable to your in such month are treated as paid and are thereby taxable as of December 31, provided that the Fund pays the dividend no later than January 31 of the following year.

     If you purchase a Fund's shares shortly before the record date for a dividend or other distribution thereon, you will pay full price for the shares (know as buying a distribution). Then you will receive some portion of your purchase price back as a taxable distribution even though, because the amount of the dividend or other distribution reduce the shares' net asset value, it actually represents a return of invested capital.

     You will receive, after the end of each year, full information on dividends, capital gain distributions and other reportable amounts with respect to shares of a Fund for tax purposes. This includes information such as the portion taxable as capital gains and the amount of dividends, if any, eligible for the federal dividends-received deduction for corporate taxpayers.

     Foreign stockholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions form retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult you tax professional about your investment in a Fund.

FINANCIAL HIGHLIGHTS [TO COME]


          NET ASSET VALUE,
             BEGINNING OF PERIOD
          ------------------------------------------
          INVESTMENT ACTIVITIES:
             Net investment income (loss)
             Net realized and unrealized gain (loss)
                From investments
          ------------------------------------------
                Total from Investment Activities
          ------------------------------------------
          DISTRIBUTIONS:
             Net investment income
             In excess of net investment income
             Net realized gains
             In excess of net realized gains
          ------------------------------------------
                Total Distributions
          NET ASSET VALUE,
             END OF PERIOD
          ------------------------------------------
                Total Return (excludes sales charge)
          ANNUALIZED RATIOS/
             SUPPLEMENTARY DATA:
             Net Assets at end of period (000)
             Ratio of expenses to average net assets
             Ratio of net investment income to
                Average net assets
             Ratio of expenses to average net
                Assets*
             Ratio of net investment income to
                Average net assets*
             Portfolio Turnover (e)

*During the period certain fees were voluntarily reduced. In addition, the investment adviser reimbursed expenses. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

[Back Page]


For more information about Dresdner RCM Global Funds and Dresdner RCM Capital Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

     The Funds' annual and semiannual reports to shareholders contain detailed information on each Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

     The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference and is legally considered as part of this Prospectus.

     You can get free copies of the reports and the SAI, or request other information and discuss your questions about the Funds, by contacting us at:

          Dresdner RCM Funds
          Four Embarcadero Center
          San Francisco, CA  94111
          Telephone 1-800-726-7240

     You can review the Funds' Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can also get copies:

     - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

     -    Free from the Commission's Website at http://www.sec.gov.


Investment Company Act file nos. 811-2913 and 811-9100.

                                 [LOGO] DRESDNER RCM GLOBAL FUNDS
                                        Dresdner RCM Capital Funds, Inc.
                                        Dresdner RCM Global Funds, Inc.
                                        Four Embarcadero Center
                                        San Francisco, California 94111-4189
                                        (800) 726-7240


DRESDNER RCM LARGE CAP GROWTH FUND

DRESDNER RCM GLOBAL SMALL CAP FUND

DRESDNER RCM GLOBAL TECHNOLOGY FUND

DRESDNER RCM GLOBAL HEALTH CARE FUND

DRESDNER RCM BIOTECHNOLOGY FUND

DRESDNER RCM INTERNATIONAL GROWTH EQUITY FUND

DRESDNER RCM EMERGING MARKETS FUND

DRESDNER RCM TAX MANAGED GROWTH FUND


                         STATEMENT OF ADDITIONAL INFORMATION

                                 ______________, 1999

Dresdner RCM International Growth Equity Fund (the "International Fund") is a series of Dresdner RCM Capital Funds, Inc. (the "Capital Company"), an open-end management investment company. Dresdner RCM Large Cap Growth Fund (the "Large Cap Fund"), Dresdner RCM Global Small Cap Fund (the "Global Small Cap Fund"), Dresdner RCM Global Technology Fund (the "Technology Fund"), Dresdner RCM Global Health Care Fund (the "Health Care Fund"), Dresdner RCM Biotechnology Fund (the "Biotechnology Fund"), Dresdner RCM Emerging Markets Fund (the "Emerging Markets Fund"), and Dresdner RCM Tax Managed Growth Fund (the "Tax Managed Growth Fund"), are series (each, together with the International Fund, a "Fund" and, together, the "Funds") of Dresdner RCM Global Funds, Inc. (the "Global Company" and, with the Capital Company, the "Companies"), an open-end management investment company. The Funds' investment manager is Dresdner RCM Global Investors LLC (the "Investment Manager"). All the Funds are diversified except the Technology Fund, the Health Care Fund, the Biotechnology Fund and the International Fund.

This Statement of Additional Information ("SAI") is not a prospectus, and should be read in conjunction with the Prospectus of the Funds dated ________ __, 1999. This SAI relates to the Funds' Non-Institutional Class ("Class N") and Institutional Class ("Class I") of shares. The Prospectus may be obtained without charge by writing or calling either Company at the address and phone number above.

TABLE OF CONTENTS

                                                                         PAGE


     Table of Contents . . . . . . . . . . . . . . . . . . . . . . .  . . .3
     Investment Objectives and Policies. . . . . . . . . . . . . . .  . . .1
     Risk Considerations . . . . . . . . . . . . . . . . . . . . . .  . . 13
     Investment Restrictions . . . . . . . . . . . . . . . . . . . .  . . 20
     Execution of Portfolio Transactions . . . . . . . . . . . . . .  . . 22
     Directors and Officers. . . . . . . . . . . . . . . . . . . . .  . . 24
     The Investment Manager. . . . . . . . . . . . . . . . . . . . .  . . 27
     The Distributor . . . . . . . . . . . . . . . . . . . . . . . .  . . 28
     Net Asset Value . . . . . . . . . . . . . . . . . . . . . . . .  . . 30
     Purchase and Redemption of Shares . . . . . . . . . . . . . . .  . . 31
     Dividends, Distributions and Tax Status . . . . . . . . . . . .  . . 31
     Investment Results. . . . . . . . . . . . . . . . . . . . . . .  . . 34
     Description of Capital Shares . . . . . . . . . . . . . . . . .  . . 36
     Additional Information. . . . . . . . . . . . . . . . . . . . .  . . 37
     Financial Statements. . . . . . . . . . . . . . . . . . . . . .  . . 38

INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT CRITERIA


     In evaluating particular investment opportunities, the Investment Manager may consider such other factors, in addition to those described in the Prospectus, as the anticipated economic growth rate, the political outlook, the anticipated inflation rate, the currency outlook, and the interest rate environment for the country and the region in which a particular issuer is located. When the Investment Manager believes it would be appropriate and useful, the Investment Manager's personnel may visit the issuer's headquarters and plant sites to assess an issuer's operations and to meet and evaluate its key executives. The Investment Manager also will consider whether other risks may be associated with particular securities.

INVESTMENT IN FOREIGN SECURITIES

     The securities markets of many countries have at times in the past moved relatively independently of one another due to different economic, financial, political, and social factors. In seeking to achieve the investment objectives of the Funds, the Investment Manager allocates the Funds' assets among securities of countries and in currency denominations where it expects opportunities for meeting the Funds' investment objectives to be the most attractive, subject to the percentage limitations set forth in the Prospectus. In addition, from time to time a Fund may strategically adjust its investments among issuers based in various countries and among the various equity markets of the world in order to take advantage of diverse global opportunities, based on the Investment Manager's evaluation of prevailing trends and developments, as well as on the Investment Manager's assessment of the potential for capital appreciation (as compared to the risks) of particular companies, industries, countries, and regions.

     INVESTMENT IN DEVELOPED FOREIGN COUNTRIES. Each of the Funds may invest in securities of foreign governments and companies that are organized or headquartered in developed foreign countries. A Fund may not be invested in all developed foreign countries at one time, and may not invest in particular developed foreign countries at any time, depending on the Investment Manager's view of the investment opportunities available.

     Although these countries have developed economies, even developed countries may be subject to periods of economic or political instability. For example, efforts by the member countries of the European Union to eliminate internal barriers to the free movement of goods, persons, services and capital have encountered opposition arising from the conflicting economic, political and cultural interests and traditions of the member countries and their citizens. The reunification of the former German Democratic Republic (East Germany) with the Federal Republic of Germany (West Germany) and other political and social events in Europe have caused considerable economic and social dislocations. Such events can materially affect securities markets and have also disrupted the relationship of such currencies with each other and with the U.S. dollar. Similarly, events in the Japanese economy and social developments may affect Japanese securities and currency markets, as well as the relationship of the Japanese yen to the U.S. dollar. Future political, economic and social developments can be expected to produce continuing effects on securities and currency markets in these and other developed foreign countries.

     INVESTMENT IN EMERGING MARKETS. Each Fund may (in the case of the Tax Managed Fund, up to 5% of its total assets, and up to 10% of its total assets fo the Large Cap Growth Fund), and the Emerging Markets Fund will, invest in securities of developing countries with emerging markets and companies organized or headquartered in such countries. As a general matter, countries that are not considered to be developed foreign countries by the Investment Manager will be deemed to be emerging market countries. Emerging market countries include any country generally considered to be an emerging market or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities, or other recognized financial institutions. As of the date of this SAI, emerging market countries are deemed to include for purposes of this SAI, all foreign countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway,

Singapore, Spain, Sweden, Switzerland, and the United Kingdom. (See INVESTMENT IN DEVELOPED FOREIGN COUNTRIES.) As their economies grow and their markets grow and mature, some countries that currently may be characterized by the Investment Manager as emerging market countries may be deemed by the Investment Manager to be developed foreign countries. In the event that the Investment Manager deems a particular country to be a developed foreign country, any investment in securities issued by that country's government or by an issuer located in that country would not be subject to a Fund's overall limitations on investments in emerging market countries.

     Securities of issuers organized or headquartered in emerging market countries may, at times, offer excellent opportunities for current income and capital appreciation. However, prospective investors should be aware that the markets of emerging market countries historically have been more volatile than the markets of the United States and developed foreign countries, and thus the risks of investing in securities of issuers organized or headquartered in emerging market countries may be far greater than the risks of investing in developed foreign markets. (See RISK CONSIDERATIONS--EMERGING MARKET SECURITIES for a more detailed discussion of the risk factors associated with investments in emerging market securities.) In addition, movements of emerging market currencies historically have had little correlation with movements of developed foreign market currencies. Prospective investors should consider these risk factors carefully before investing in a Fund. Some emerging market countries have currencies whose value is closely linked to the U.S. dollar. Emerging market countries also may issue debt denominated in U.S. dollars and other currencies.

     It is unlikely that a Fund will be invested in securities in all emerging market countries at any time. Moreover, investing in some emerging markets currently may not be desirable or feasible, due to lack of adequate custody arrangements for Fund assets, overly burdensome repatriation or similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks, poor values of investments in those markets relative to investments in other emerging markets, in developed foreign markets, or in the United States, or for other reasons.

CURRENCY MANAGEMENT

     Securities purchased by the Funds may be denominated in U.S. dollars, foreign currencies, or multinational currencies such as the Euro, and the Funds will incur costs in connection with conversions between various currencies. Movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected, either positively or negatively, by changes in exchange rates, and a Fund's net currency positions may expose it to risks independent of its securities positions.

     From time to time, the Funds may employ currency management techniques to enhance their total returns, although there is no current intention to do so. A Fund may not employ more than 30% of the value of its total assets in currency management techniques for the purpose of enhancing returns. To the extent that such techniques are used to enhance return, they are considered speculative.

     A Fund's ability and decision to purchase or sell portfolio securities may be affected by the laws or regulations in particular countries relating to convertibility and repatriation of assets. Because the shares of the Funds are redeemable in U.S. dollars each day the Funds determine their net asset value, the Funds must have the ability at all times to obtain U.S. dollars to the extent necessary to meet redemptions. Under present conditions, the Investment Manager does not believe that these considerations will have any significant adverse effect on its portfolio strategies, although there can be no assurances in this regard.

     GENERAL CURRENCY CONSIDERATIONS. Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to do so, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. The markets in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offer less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Each Fund may purchase or sell forward foreign currency exchange contracts ("forward contracts") for hedging purposes or to seek to increase total return when the Investment Manager anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to increase total return, forward contracts are considered speculative. In addition, a Fund may enter into forward contracts in order to protect against anticipated changes in future foreign currency exchange rates.

     Each Fund may engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Manager determines that there is a pattern of correlation between the two currencies. Each such Fund may also engage in proxy hedging, by using forward contracts in a series of foreign currencies for similar purposes.

     Each Fund may enter into forward contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. Each such Fund may enter into forward contracts to sell foreign currencies to protect against the decline in value of its foreign currency denominated or quoted portfolio securities, or a decline in the value of anticipated income or dividends from such securities, due to a decline in the value of foreign currencies against the U.S. dollar. Forward contracts to sell foreign currency could limit any potential gain which might be realized by a Fund if the value of the hedged currency increased.

     If a Fund enters into a forward contract to sell foreign currency to increase total return or to buy foreign currency for any purpose, the Fund will segregate cash, U.S. Government securities, or other liquid debt or equity securities with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional assets will be segregated so that the value of the segregated assets will equal the amount of the Fund's commitment with respect to the contract.

     A forward contract is subject to the risk that the counterparty to such contract will default on its obligations. Since a forward contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price.

     OPTIONS ON FOREIGN CURRENCIES. Each Fund may purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated income or dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. Each such Fund may also use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if the Investment Manager believes there is a pattern of correlation between the two currencies. Options on foreign currencies to be written or purchased by the Funds will be traded on U.S. and foreign exchanges.

     The writer of a put or call option receives a premium and gives the purchaser the right to sell (or buy) the currency underlying the option at the exercise price. The writer has the obligation upon exercise of the option to purchase (or deliver) the currency during the option period. A writer of an option who wishes to terminate the obligation may effect a "closing transaction" by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after being notified of the exercise of an option. The writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received; a Fund could be required to purchase or sell additional foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations;

however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

     Each Fund may purchase call or put options on a currency to seek to increase total return when the Investment Manager anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

     When a Fund writes a put or call option on a foreign currency, an amount of cash, U.S. Government securities, or other liquid debt or equity securities equal to the market value of its obligations under the option will be segregated by the Fund's custodian to collateralize the position.

     CURRENCY FUTURES CONTRACTS. Each Fund may enter into currency futures contracts, as described under "Futures Transactions" below.

     CURRENCY SWAPS. Each Fund may enter into currency swaps for both hedging and to seek to increase total return. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their currency swap positions entered into for hedging purposes. Currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, or the delivery of the net amount of a party's obligations over its entitlements. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. Each Fund will maintain in a segregated account with the Fund's custodian cash, U.S. Government securities, or other liquid debt or equity securities equal to the amount of the Fund's obligations, or the net amount (if any) of the excess of the Fund's obligations over its entitlements, with respect to swap transactions. To the extent that such amount of a swap is segregated, the Company and the Investment Manager believe that swaps do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to a Fund's borrowing restriction.

     The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values and currency exchange rates, the investment performance of a Fund entering into a currency swap would be less favorable than it would have been if this investment technique were not used.

OPTIONS TRANSACTIONS

     Each Fund may purchase listed put and call options on any securities which it is eligible to purchase as a hedge against changes in market conditions that may result in changes in the value of the Fund's portfolio securities. The aggregate premiums on put options and call options purchased by a Fund may not in each case exceed 5% of the value of the net assets of the Fund as of the date of purchase. In addition, a Fund will not purchase options if more than 25% of the value of its net assets would be hedged.

     A put gives the holder the right, in return for the premium paid, to require the writer of the put to purchase from the holder a security at a specified price. A call gives the holder the right, in return for the premium paid, to require the writer of the call to sell a security to the holder at a specified price. Put and call options on various stocks and financial indices are traded on U.S. and foreign exchanges. A put option is covered if the writer segregates cash, U.S. Government securities or other liquid debt or equity securities equal to the exercise price. A call option is covered if the writer owns the security underlying the call or has an absolute and immediate right to acquire the security without additional cash consideration upon conversion or exchange of other securities held by it.

     PUT OPTIONS. If a Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the

Investment Manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an "insurance policy", as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a security which the Investment Manager feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the strike price of the put and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

     CALL OPTIONS. If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of "insurance policy" to hedge against losses that could incur if a Fund intends to purchase the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the price of the underlying security increases, the price the Fund pays for the security will in effect be increased by the premium paid for the call.

     STOCK INDEX OPTIONS. Each Fund may purchase put and call options with respect to stock indices such as the S&P Composite 500 Stock Price Index and other stock indices. Such options may be purchased as a hedge against changes resulting from market conditions in the values of securities which are held in a Fund's portfolio or which it intends to purchase or sell, or when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund.

     The distinctive characteristics of options on stock indices create certain risks that are not present with stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss on the purchase or sale of an index option depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index will be subject to the Investment Manager's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the prices of individual stocks.

     Index prices may be distorted if trading of certain stocks included in an index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, a Fund would not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of the Funds to purchase put or call options only with respect to an index which the Investment Manager believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

     DEALER OPTIONS. Each Fund may engage in transactions involving dealer options as well as exchange-traded options. Options not traded on an exchange generally lack the liquidity of an exchange-traded option, and may be subject to a Fund's restriction on investment in illiquid securities. In addition, dealer options may involve the risk that the securities dealers participating in such transactions will fail to meet their obligations under the terms of the options.

SHORT SALES

     Each Fund, except the International Fund, may engage in short sales transactions. Although the International Fund may not make short sales of securities, it may maintain short positions in connection with its use of options, futures contracts, options on futures contracts, forward foreign currency exchange transactions, and currency options. A short sale that is not made "against the box" is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be.

     The value of securities of any issuer in which a Fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer. A Fund's ability to enter into short sales transactions is limited by the requirements of the Investment Company Act of 1940 (the "1940 Act").

     Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position.

     In the view of the Securities and Exchange Commission ("SEC"), a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

     To avoid limitations under the 1940 Act on borrowing by investment companies, short sales by each Fund will be "against the box", or the Fund's obligation to deliver the securities sold short will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

DELAYED-DELIVERY TRANSACTIONS

     Each Fund may purchase securities on a delayed delivery or "when issued" basis and may enter into firm commitment agreements (transactions in which the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). Delivery and payment for these securities typically occur 15 to 45 days after the commitment to purchase, but delivery and payment can be scheduled for shorter or longer periods, based upon the agreement of the buyer and the seller. No interest accrues to the purchaser during the period before delivery. The Funds generally do not intend to enter into these transactions for the purpose of leverage, but may sell the right to receive delivery of the securities before the settlement date. The value of the securities at settlement may be more or less than the agreed upon price.

     A Fund will segregate cash, U.S. Government securities or other liquid debt or equity securities in an amount sufficient to meet its payment obligations with respect to any such transactions. To the extent that assets are segregated for this purpose, a Fund's liquidity and the ability of the Investment Manager to manage its portfolio may be adversely affected.

FUTURES TRANSACTIONS

     The Funds may enter into futures contracts for the purchase or sale of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity securities or fixed-income securities. For example, if a Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of that Fund's interest rate futures contract will increase, thereby keeping the net asset value of that Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

     FUTURES CHARACTERISTICS. A futures contract is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the currency, security or index at the close of the last trading day of the contract and the price at which the currency, security or index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by payment of the change in the cash value of the currency, security or index. No physical delivery of the underlying currency, securities, or securities in the index is made.

     Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the Fund's custodian or such other parties as may be authorized by the SEC (in the name of the futures commission merchant (the "FCM")) an amount of cash or U.S. Treasury bills which is referred to as an "initial margin" payment. The nature of initial margin in futures transactions is different from that of margin in security transactions in that a futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts customarily are purchased and sold with initial margins that may range upwards from less than 5% of the value of the futures contract being traded. Subsequent payments, called "variation margin", to and from the FCM, will be made on a daily basis as the price of the underlying currency or stock index varies, making the long and short positions in the futures contract more or less valuable. This process is known as "marking to the market." For example, when a Fund has purchased a currency futures contract and the price of the underlying currency has risen, the Fund's position will have increased in value and the Fund will receive from the FCM a variation margin payment equal to that increased value. Conversely, when a Fund has purchased a currency futures contract and the price of the underlying currency has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the FCM. At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an identical opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

     CHARACTERISTICS OF FUTURES OPTIONS. Each Fund may also purchase call options and put options on securities or index futures contracts ("futures options"), and each Fund may purchase futures options on currencies. A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option of the same series.

     PURCHASE OF FUTURES. Each Fund may purchase a currency futures contract when it anticipates the subsequent purchase of particular securities and has the necessary cash, but expects the currency exchange rates then available in the applicable market to be less favorable than rates that are currently available, or to attempt to enhance return when it anticipates that future currency exchange rates will be more favorable than current rates. Similarly, when the Investment Manager anticipates a significant stock market or stock market sector advance, a Fund may purchase a stock index futures contract which affords a hedge against not participating in such advance at a time when the Fund is not fully invested in equity securities. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual stocks which may later be purchased (with attendant costs) in an orderly fashion. As such purchase of individual stocks are made, an approximately equivalent amount of stock index futures would be terminated by offsetting sales.

     SALE OF FUTURES. Each Fund may sell a currency futures contract to hedge against an anticipated decline in foreign currency rates that would adversely affect the dollar value of a Fund's portfolio securities denominated in such currency, or may sell a currency futures contract in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern or correlation between the two currencies. Similarly, a Fund may sell stock index futures contracts in anticipation of or during a general stock market or market sector decline that may adversely affect the market values of the Fund's portfolio of equity securities. To the extent that the Fund's portfolio of equity securities changes in value in correlation with a given stock index, the sale of futures contracts on that index would reduce the risk to the portfolio of a market decline and, by doing so, would provide an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs.

     PURCHASE OF PUT OPTIONS ON FUTURES. The purchase of a put option on a currency, financial or index futures contract is analogous to the purchase of a put on individual stocks, where an absolute level of protection from price fluctuation is sought below which no additional economic loss would be incurred by a Fund. For example, put options on futures may be purchased to hedge a portfolio of stocks or a position in the futures contract upon which the put option is based against a possible decline in market value. The purchase of a put option on a currency futures contract can be used to hedge against unfavorable movements in currency exchange rates, or to attempt to enhance returns in contemplation of movements in such rates.

     PURCHASE OF CALL OPTIONS ON FUTURES. The purchase of a call option on a currency, financial or index futures contract represents a means of obtaining temporary exposure to favorable currency exchange rate or interest rate movements or temporary exposure to market appreciation with risk limited to the premium paid for the call option. It is analogous to the purchase of a call option on an individual security or index, which can be used as a substitute for a position in the security or index itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or to the price of the underlying currency, security or index itself, the call option may be less risky, because losses are limited to the premium paid for the call option, when compared to the ownership of the underlying currency, security or index futures contract. Like the purchase of a currency, financial or index futures contract, a Fund would purchase a call option on a currency, financial or index futures contract to hedge against an unfavorable movement in exchange rates, interest rates or securities prices.

     LIMITATIONS ON PURCHASE AND SALE OF FUTURES AND FUTURES OPTIONS. A Fund may not purchase or sell futures contracts or purchase futures options if, immediately thereafter, more than 30% of the value of its net assets would be hedged. In addition, a Fund may not purchase or sell futures or purchase futures options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for futures options would exceed 5% of the market value of the Fund's total assets. In Fund transactions involving futures contracts, to the extent required by applicable SEC guidelines, an amount of cash, U.S. Government securities, or other liquid debt or equity securities equal to the market value of the futures contracts will be segregated with the Fund's Custodian, or in other segregated accounts as regulations may allow, to collateralize the position and thereby to insure that the use of such futures is unleveraged.

     The International Fund will not engage in transactions in stock index futures contracts and futures options for speculation, but only as a hedge against changes in the value of securities held in the Fund's portfolio, or securities which the Investment Manager intends to purchase for the portfolio, resulting from actual or anticipated changes in general market conditions. Such transactions will only be effected when, in the view of the Investment Manager, they are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund's portfolio.

     REGULATORY MATTERS. The Companies have filed claims of exemption from registration of the Funds as commodity pools with the Commodity Futures Trading Commission (the "CFTC"). Each Fund intends to conduct its futures trading activity in a manner consistent with that exemption. The Investment Manager is registered with the CFTC as both a commodity pool operator and as a commodity trading advisor.

DEBT SECURITIES

     Under normal market conditions, the International Fund may invest up to 20%, and each other Fund except the Emerging Markets Fund may invest up to 10%, of its total assets in short-term debt obligations (with maturities of less than one year) issued or guaranteed by the U.S. Government or foreign governments (including their respective agencies, instrumentalities, authorities and political subdivisions), debt obligations issued or guaranteed by international or supranational governmental entities, and debt obligations of corporate issuers. Such debt obligations will be rated, at the time of purchase, investment grade by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), Moody's Investors Service ("Moody's"), or another recognized rating organization, or if unrated will be determined by the Investment Manager to be of comparable investment quality. Investment grade means the issuer of the security is believed to have adequate capacity to pay interest and repay principal, although certain of such securities in the lower grades have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to pay interest and principal than would be the case with higher-rated securities. The Investment Manager does not currenty intend to purchase U.S. or foreign debt securities on behalf of the International Fund except on an occassional basis when the Investment Manager believes that unusually attractive investments are available.

     The Emerging Markets Fund may invest up to 5% of its total assets in debt securities issued or guaranteed by an emerging market company or government (including such government's agencies, instrumentalities, authorities and political subdivisions), or denominated in the currencies of emerging market countries that the Investment Manager believes present attractive investment opportunities for capital growth. There is no limit on the average maturity of the debt securities in the Emerging Markets Fund's portfolio. Such debt obligations may be unrated or rated, at the time of purchase, below investment grade by Standard & Poor's, Moody's or another recognized international rating organization. Bonds rated below investment grade are often referred to as "junk bonds," and involve greater risk of default or price declines than investment grade securities.

     The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of a debt obligation generally varies inversely with prevailing interest rates.

     RATINGS. Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. As credit rating agencies may fail to timely change credit ratings of securities to reflect subsequent events, the Investment Manager will also monitor issuers of such securities to determine if such issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure their liquidity. In general, debt securities held by a Fund will be treated as investment grade if they are rated by at least one major rating agency in one of its top four rating categories at the time of purchase or, if unrated, are determined by the Investment Manager to be of comparable quality. Investment grade means the issuer of the security is believed to have adequate capacity to pay interest and repay principal, although certain of such securities in the lower grades have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to pay interest and principal than would be the case with higher rated securities.
If the rating of an investment grade security held by a Fund is downgraded, the Investment Manager will determine whether it is in the best interests of the Fund to continue to hold the security in its investment portfolio. The Emerging Markets Fund may invest in debt securities rated, at the time of purchase, below investment grade. Refer to the section entitled "Risk Considerations" for the risks associated with below investment grade debt securities.

     GOVERNMENT OBLIGATIONS. U.S. Government obligations include obligations issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities, by the right of the issuer to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality, or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

     Each Fund may invest in sovereign debt obligations of foreign countries. A number of factors affect a sovereign debtor's willingness or ability to repay principal and interest in a timely manner, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to meet such conditions could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debt in a timely manner.

CONVERTIBLE SECURITIES AND WARRANTS

     Each Fund may invest in convertible securities and warrants. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

     As a matter of operating policy, no Fund will invest more than 5% of its net assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt, securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised) resulting in a loss of the Fund's entire investment therein.

SYNTHETIC CONVERTIBLE SECURITIES

     Each Fund may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or Standard & Poor's and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

PREFERRED STOCK

     Each Fund may purchase preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid prior to payment of dividends on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of the holders of preferred stock on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

BORROWING MONEY

     From time to time, it may be advantageous for a Fund to borrow money rather than sell portfolio securities to raise the cash to meet redemption requests. In order to meet such redemption requests, each Fund may borrow from banks or enter into reverse repurchase agreements. Each Fund may also borrow up to 5% of the value of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Funds will not borrow money for leveraging purposes. A Fund may continue to purchase securities while borrowings are outstanding, but will not do so when the Fund's borrowings (including reverse repurchase agreements) exceed 5% of the value of its total assets. The 1940 Act permits a Fund to borrow only from banks and only to the extent that the value of its total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing), and requires the Fund to take prompt action to reduce its borrowings if this limit is exceeded. For the purpose of the 300% borrowing limitation, reverse repurchase transactions are considered to be borrowings.

     A reverse repurchase agreement involves a transaction by which a borrower (such as a Fund) sells a security to a purchaser (a member bank of the Federal Reserve System or a broker-dealer deemed creditworthy pursuant to standards adopted by the Board of Directors of the Capital Company or the Global Company, as applicable (each, a "Board of Directors" or collectively, the "Boards of Directors"), and simultaneously agrees to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase.

LENDING PORTFOLIO SECURITIES

     Each Fund is authorized to make loans of portfolio securities, for the purpose of realizing additional income, to broker-dealers or other institutional investors deemed creditworthy pursuant to standards adopted by its Board of Directors. The borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. Government securities or other liquid debt or equity securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities, and a fee and/or a portion of the interest earned on the collateral, less any fees and administrative expenses associated with the loan.

INVESTMENT IN ILLIQUID SECURITIES

     Each Fund may invest up to 15% (10% for the International Fund) of the value of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect to receive approximately the amount at which the Fund values such securities within seven days. The Investment Manager has the authority to determine whether certain securities held by a Fund are liquid or illiquid pursuant to standards adopted by the Boards of Directors.

     The Investment Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: the listing of the security on an exchange or national market system; the frequency of trading in the security; the number of dealers who publish quotes for the security; the number of dealers who serve as market makers for the security; the apparent number of other potential purchasers; and the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer).

     The Funds' investments in illiquid securities may include securities that are not registered for resale under the Securities Act of 1933 (the "Securities Act"), and therefore are subject to restrictions on resale. When a Fund purchases unregistered securities, it may, in appropriate circumstances, obtain the right to register such securities at the expense of the issuer. In such cases there may be a lapse of time between the Fund's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the security will be subject to market fluctuations.

     The fact that there are contractual or legal restrictions on resale of certain securities to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A under the Securities Act, the Investment Manager may determine in particular cases, pursuant to standards adopted by the Boards of Directors, that such securities are not illiquid securities notwithstanding the legal or contractual restrictions on their resale. Investing in Rule 144A securities could have the effect of increasing a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.

CASH-EQUIVALENT INSTRUMENTS

     Other than as described under INVESTMENT RESTRICTIONS below, the Funds are not restricted with regard to the types of cash-equivalent investments they may make. When the Investment Manager believes that such investments are an appropriate part of a Fund's overall investment strategy, the Fund may hold or invest, for investment purposes, a portion of its assets in any of the following, denominated in U.S. dollars, foreign currencies, or multinational currencies: cash; short-term U.S. or foreign government securities; commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's certificates of deposit or other deposits of banks deemed creditworthy by the Investment Manager pursuant to standards adopted by each Company's Board of Directors (hereinafter collectively referred to as the "Board of Directors"); time deposits; bankers' acceptances; and repurchase agreements related to any of the foregoing. In addition, for temporary defensive purposes under abnormal market or economic conditions, a Fund may invest up to 100% of its assets in such cash-equivalent investments.

     A certificate of deposit is a short-term obligation of a commercial bank. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. A repurchase agreement involves a transaction by which an investor (such as a Fund) purchases a security and simultaneously obtains the commitment of the seller (a member bank of the Federal Reserve System or a securities dealer deemed creditworthy by the Investment Manager pursuant to standards adopted by the Board of Directors) to repurchase the security at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase.

PORTFOLIO TURNOVER

     Securities in a Fund's portfolio will be sold whenever the Investment Manager believes it is appropriate to do so, regardless of the length of time that securities have been held, and securities may be purchased or sold for short-term profits whenever the Investment Manager believes it is appropriate or desirable to do so. Turnover will be influenced by sound investment practices, a Fund's investment objective, and the need for funds for the redemption of a Fund's shares, although the Tax Managed Growth Fund will also be influenced by its strategy of holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and offsetting gains realized in one security by selling another security at a capital loss. In an attempt to minimize capital gains on other holdings, the Tax Managed Growth Fund may also realize accrued losses on some stocks.

     For example, a 150% portfolio turnover rate would occur if the value of purchases or sales of portfolio securities (whichever is less) by a Fund for a year (excluding purchases of U.S. Treasury issues and securities with a maturity of one year or less) were equal to 150% of the average monthly value of the securities held by the Fund during such year. As a result of the manner in which turnover is measured, a high turnover rate could also occur during the first year of a Fund's operations, and during periods when a Fund's assets are growing or shrinking.

RISK CONSIDERATIONS

INVESTMENTS IN FOREIGN SECURITIES GENERALLY

     Investments in foreign securities may offer investment opportunities and potential benefits not available from investments solely in securities of U.S. issuers. Such benefits may include higher rates of interest on debt securities than are available from domestic issuers, the opportunity to invest in foreign issuers that appear, in the opinion of the Investment Manager, to offer better opportunity for long-term capital appreciation than investments in securities of U.S. issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign markets that do not necessarily move in a manner parallel to U.S. stock markets.

     At the same time, however, investing in foreign securities involves significant risks, some of which are not typically associated with investing in securities of U.S. issuers. For example, the value of investments in such securities may fluctuate based on changes in the value of one or more foreign currencies relative to the U.S. dollar, and a change in the exchange rate of one or more foreign currencies could reduce the value of certain portfolio securities. Currency exchange rates may fluctuate significantly over short periods of time, and are generally determined by the forces of supply and demand and other factors beyond a Fund's control. Changes in currency exchange rates may, in some circumstances, have a greater effect on the market value of a security than changes in the market price of the security. To the extent that a substantial portion of a Fund's total assets is denominated or quoted in the currency of a foreign country, the Fund will be more susceptible to the risk of adverse economic and political developments within that country. As discussed above, each Fund may employ certain investment techniques to hedge its foreign currency exposure; however, such techniques also entail certain risks.

     In addition, information about foreign issuers may be less readily available than information about domestic issuers. Foreign issuers generally are not subject to accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Furthermore, with respect to certain foreign countries, the possibility exists of expropriation, nationalization, revaluation of currencies, confiscatory taxation, and limitations on foreign investment and the use or removal of funds or other assets of a Fund, including the withholding of tax on interest, dividends and other distributions and limitations on the repatriation of currencies. In addition, a Fund may experience difficulties or delays in obtaining or enforcing judgments. Foreign securities may be subject to foreign government taxes that could reduce the yield and total return on such securities.

     Foreign equity securities may be traded on an exchange in the issuer's country, an exchange in another country, or over-the-counter in one or more countries. Most foreign securities markets, including over-the-counter markets, have substantially less volume than U.S. securities markets, and the securities of many foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. In addition, there is generally less government regulation of securities markets, securities exchanges, securities dealers, and listed and unlisted companies in foreign countries than in the United States.

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct and complete such transactions. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in the value of the portfolio security or, if a Fund has entered into a contract to sell that security, could result in possible liability of the Fund to the purchaser. Delays in settlement could adversely affect a Fund's ability to implement its investment strategies and to achieve its investment objectives.

     In addition, the costs associated with transactions in securities traded on foreign markets or of foreign issuers, and the expense of maintaining custody of such securities with foreign custodians, generally are higher than the costs associated with transactions in U.S. securities on U.S. markets. Investments in foreign securities may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, the expense of maintaining securities with foreign custodians and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

     Investment in debt securities of supranational organizations involves additional risks. Such organizations' debt securities generally are not guaranteed by their member governments, and payment depends on their financial solvency and/or the willingness and ability of their member governments to support their obligations. Continued support of a supranational organization by its government members is subject to a variety of political, economic and other factors, as well as the financial performance of the organization.

DEPOSITARY RECEIPTS

     In many respects, the risks associated with investing in depositary receipts are similar to the risks associated with investing in foreign equity securities directly. In addition, to the extent that a Fund acquires depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depositary receipts to issue and service depositary receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings, involving the foreign issuer in a timely manner.

     The information available for American Depositary Receipts ("ADRs") sponsored by the issuers of the underlying securities is subject to the accounting, auditing, and financial reporting standards of the domestic market or exchange on which they are traded, which standards generally are more uniform and more exacting than those to which many non-domestic issuers may be subject. However, some ADRs are sponsored by persons other than the issuers of the underlying securities. Issuers of the stock on which such ADRs are based are not obligated to disclose material information in the United States. The information that is available concerning the issuers of the securities underlying European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") may be less than the information that is available about domestic issuers, and EDRs and GDRs may be traded in markets or on exchanges that have lesser standards than those applicable to the markets for ADRs.

     A depositary receipt will be treated as an illiquid security for purposes of a Fund's restriction on the purchases of such securities unless the depositary receipt is convertible into cash by the Fund within seven days.

EMERGING MARKET SECURITIES

     There are special risks associated with investments in securities of companies organized or headquartered in developing countries with emerging markets that are in addition to the usual risks of investing in securities of issuers located in developed foreign markets around the world, and investors in the Funds are strongly advised to consider those risks carefully. The securities markets of emerging market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets. As a result, the prices of emerging market securities may increase or decrease much more rapidly and much more dramatically than the prices of securities of issuers located in developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

     Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. In addition, custodial services and other costs related to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce the Funds' investment returns from such securities.

     In many cases, governments of emerging market countries continue to exercise a significant degree of control over the economies of such countries, and government actions relative to the economy, as well as economic developments generally, also may have a major effect on an issuer's prospects. In addition, certain of such governments have in the past failed to recognize private property rights and have at times naturalized or expropriated the assets of private companies. There is also a heightened possibility of confiscatory taxation, imposition of withholding taxes on dividend and interest payments, or other similar developments that could affect investments in those countries. As a result, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss with respect to any of its holdings. In addition, political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Unanticipated political or social developments may affect the values of a Fund's investments in those countries and the availability of additional investments in those countries.

INVESTMENTS IN SMALLER COMPANIES

     Investment in the securities of companies with market capitalizations below $1 billion involves greater risk and the possibility of greater portfolio price volatility than investing in larger capitalization companies. The securities of small-sized concerns, as a class, have shown market behavior which has had periods of more favorable results, and periods of less favorable results, relative to securities of larger companies as a class. For example, smaller capitalization companies may have less certain growth prospects, and may be more sensitive to changing economic conditions, than large, more established companies. Moreover, smaller capitalization companies often face competition from larger or more established companies that have greater resources. In addition, the smaller capitalization companies in which a Fund may invest may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. Furthermore, securities of such companies are often less liquid than securities of larger companies, and may be subject to erratic or abrupt price movements. To dispose of these securities, a Fund may have to sell them over an extended period of time below the original purchase price. Investments in smaller capitalization companies may be regarded as speculative.

     Securities issued by companies (including predecessors) that have operated for less than three years may have limited liquidity, which can result in their prices being lower than might otherwise be the case. In addition, investments in such companies are more speculative and entail greater risk than do investments in companies with established operating records.

CONVERTIBLE SECURITIES

     Investment in convertible securities involves certain risks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying stock). If the conversion value is low relative to the investment value, the price of the convertible security will be governed principally by its yield, and thus may not decline in price to the same extent as the underlying stock; to the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be influenced increasingly by its conversion value. A convertible security held by a Fund may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security, in which event the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

BELOW INVESTMENT GRADE DEBT SECURITIES

     The Emerging Markets Fund may invest up to 5% of its total assets in debt securities rated below "Baa" by Moody's, below "BBB" by Standard & Poor's, or investment grade by another recognized rating agency or, if unrated, judged by the Investment Manager to be of comparable quality, if the Investment Manager believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings or the lack thereof. Debt securities rated below investment grade or equivalent ratings, commonly referred to as "junk bonds," are subject to greater risk of loss of income and principal than higher-rated bonds and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal, which may in any case decline during sustained periods of deteriorating economic conditions or rising interest rates. Junk bonds are generally considered to be subject to greater market risk in times of deteriorating economic conditions, and to wider market and yield fluctuations, than higher-rated securities. Junk bonds may also be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The market for such securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, the Fund may experience difficulty in valuing such securities and, in turn, its assets. In addition, adverse publicity and investor perceptions about junk bonds, whether or not based on fundamental analysis, may tend to decrease the market value and liquidity of such securities. The Investment Manager will try to reduce the risk inherent in the Fund's investments in such securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated bonds, the Investment Manager's research and credit analysis are a correspondingly more important aspect of its program for managing the Fund's investments in such debt securities. The Investment Manager will attempt to identify those issuers of high-yielding securities whose financial conditions are adequate to meet future obligations, or have improved or are expected to improve in the future.

     Credit ratings evaluate the safety of principal and interest payments of securities, not their market value. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. As credit rating agencies may fail to timely change credit ratings of securities to reflect subsequent events, the Investment Manager will also monitor issuers of such securities to determine if such issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure their liquidity.

DELAYED-DELIVERY TRANSACTIONS

     Each of the Funds may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a Fund to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. A Fund may receive fees for entering into delayed-delivery transactions. When purchasing securities on a delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a Fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If a Fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a Fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss. A Fund may dispose of or renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

OPTIONS

     There are several risks associated with transactions in options on securities, currencies and financial indices. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying instruments; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide, or be compelled at some future date, to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     In addition, when trading options on foreign exchanges, many of the protections afforded to participants in U.S. option exchanges will not be available. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

     Potential losses to the writer of an option are not limited to the loss of the option premium received by the writer, and thus may be greater than the losses incurred in connection with the purchasing of an option.

FUTURES TRANSACTIONS

     There are several risks in connection with the use of futures contracts in the Funds. One risk arises because the correlation between movements in the price of a futures contract and movements in the price of the security or currency which is the subject of the hedge is not always perfect. The price of the futures contract acquired by a Fund may move more than, or less than, the price of the security or currency being hedged. If the price of the future moves less than the price of the security or currency which is the subject of the hedge, the hedge will not be fully effective but, if the price of the security or currency being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the security or currency being hedged has moved in a favorable direction, this advantage will be partially offset by movement in the value of the future. If the price of the futures contract moves more than the price of the security or currency, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the security or currency which is the subject of the hedge.

     To compensate for the imperfect correlation of movements in the price of a security or currency being hedged and movements in the price of the futures, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of the security or currency being hedged, if the historical volatility of the price of such security or currency has been greater than the historical volatility of the security or currency. Conversely, a Fund may buy or sell fewer futures contracts if the historical volatility of the price of the security or currency being hedged is less than the historical volatility of the security or currency.

     Because of the low margins required, futures trading involves a high degree of leverage. As a result, a relatively small investment in a futures contract by a Fund may result in immediate and substantial loss, or gain, to the Fund. A purchase or sale of a futures contract may result in losses in excess of the initial margin for the futures contract. However, the Fund would have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold the instrument after the decline.

     When futures are purchased by a Fund to hedge against a possible unfavorable movement in a currency exchange rate before the Fund is able to invest its cash (or cash equivalents) in stock or debt instruments in an orderly fashion, it is possible that the currency exchange rate may move in a favorable manner instead. If the Fund then decides not to invest in stock or debt instruments at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the security or currency which is the subject of a hedge, the price of futures contracts may not correlate perfectly with movements in the index or currency due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions. This practice could distort the normal relationship between the index or currency and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market may be less onerous than margin requirements in the security or currency market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the index or currency and movements in the price of index or currency futures, a correct forecast of general market or currency trends by the Investment Manager still may not result in a successful hedging transaction over a short time frame.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond the limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.

     Compared to the use of a futures contract, the purchase of an option on a futures contract involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in loss to a Fund when the use of a futures contract would not, such as when there is no movement in the level of an index. In addition, daily changes in the value of the option due to changes in the value of the underlying futures contract are reflected in the net asset value of the Fund.

     A Fund will only enter into futures contracts or purchase futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. However, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular futures contract or futures option or at any particular time. In such event, it may not be possible to close a futures position, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In the event futures contracts have been used to hedge a portfolio security or currency, an increase in the price of the security or currency, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the security or currency will, in fact, correlate with the movements in the futures contract and thus provide an offset to losses on a futures contract.

     Successful use of futures by the Funds is subject to the Investment Manager's ability to predict correctly movements in the direction of the security and currency markets. For example, if a Fund hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increased instead, the Fund would lose part or all of the benefit of the increased value of its stocks which it hedged because it would have offsetting losses in its futures positions. In addition, in such situations, if a Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements. Such sales of securities might, but would not necessarily be at increased prices which would reflect the rising market. Similarly, if a Fund purchased currency futures contracts with the intention of profiting from a favorable change in currency exchange rates, and the change was unfavorable, the Fund would incur a loss, and might have to sell securities to meet daily variation margin requirements at a time when it might be disadvantageous to do so. The Investment Manager and its predecessor have been actively engaged in the provision of investment supervisory services for institutional and individual accounts since 1970, but the skills required for the successful use of futures and options on futures are different from those needed to select portfolio securities, and the Investment Manager has limited prior experience in the use of futures or options techniques in the management of assets under its supervision.

OTHER RISK CONSIDERATIONS

     Investment in illiquid securities involves potential delays on resale as well as uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might not be able to dispose of such securities promptly or at reasonable prices.

     A number of transactions in which the Funds may engage are subject to the risks of default by the other party to the transaction. If the seller of securities pursuant to a repurchase agreement entered into by a Fund defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Fund may be delayed or limited. Similarly, when a Fund engages in when-issued, reverse repurchase, forward commitment and related settlement transactions, it relies on the other party to consummate the trade; failure of the other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price the Investment Manager believed to be advantageous. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

     Borrowing also involves special risk considerations. Interest costs of borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on the borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. To the extent a Fund enters into reverse repurchase agreements, the Fund is subject to risks that are similar to those of borrowing.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

     Each Fund has adopted certain investment restrictions that are fundamental policies and that may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. The "vote of a majority of the outstanding voting securities" of the Fund, as defined in Section 2(a)(42) of the 1940 Act, means the vote of
(i) 67% or more of the voting securities of the Fund present at any meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. These restrictions provide that a Fund may not:

1. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities) (this restriction does not apply to the Technology Fund, Health Care Fund, Biotechnology Fund or International Fund).

2. Acquire more than 10% of the outstanding voting securities of any one issuer.

3.   Invest in companies for the purpose of exercising control or management.

4. Borrow money, except from banks to meet redemption requests or for temporary or emergency purposes; provided that borrowings for temporary or emergency purposes other than to meet redemption requests shall not exceed 5% of the value of its total assets;
     and provided further that total borrowings shall be made only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). For purposes of the foregoing limitations, reverse repurchase agreements and other borrowing transactions covered by segregated assets are considered to be borrowings. A Fund will not mortgage, pledge, hypothecate, or in any other manner transfer as security for an indebtedness any of its assets. This investment restriction shall not prohibit a Fund from engaging in futures contracts, options on futures contracts, forward foreign currency exchange transactions, and currency options.

5. Purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities.

6. Make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers' acceptances and other short-term debt obligations, (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. A Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund's holdings of such repurchase agreements exceeds 10%
     (15%, in the case of the Tax Managed Growth Fund) of the value of the Fund's total assets.

7. Act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the Securities
     Act of 1933 in selling portfolio securities.

8. Purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Company, no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase and such purchase does not result in such securities exceeding 10% of the value of the Fund's total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's stockholders.

9. Purchase portfolio securities from or sell portfolio securities to the officers, directors, or other "interested persons" (as defined in the 1940 Act) of the Company, other than unaffiliated broker-dealers.

10. Purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts in accordance with the applicable rules of the CFTC.

11. Purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of "margin" deposits on the Fund's existing futures positions and premiums paid for related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets (this restriction applies to the International Fund only);

12. Issue senior securities, except that the Fund may borrow money as permitted by restriction 4 above. This restriction shall not prohibit the Fund from engaging in short sales, options, futures and foreign currency transactions.

13. Purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

14. Invest more than 15% of the value of its net assets in securities that are illiquid. (this restriction applies only to the Tax Managed Growth Fund).

OPERATING POLICIES

     Each Fund has adopted certain investment restrictions that are not fundamental policies and may be changed by the Board of Directors without approval of the Fund's outstanding voting securities. These restrictions provide that a Fund may not:

1. Invest in interests in oil, gas, or other mineral exploration or development programs (this restriction does not apply to the Emerging Markets Fund).

2. Invest more than 5% of the value of its total assets in the securities of any issuer which has a record of less than three years of continuous operation (including the operation of any predecessor) (this restriction does not apply to the Emerging Markets Fund);

3. Participate on a joint or a joint-and-several basis in any trading account in securities (the aggregation of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Manager to save brokerage costs, or to average prices among them, is not deemed to result in a securities trading account).

4. Purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of "margin" deposits on the Fund's existing futures positions and premiums paid for related options entered into for the purpose of seeking to increase total return would exceed 5% of the value of the Fund's net assets (this restriction does not apply to the International Fund).

5. Invest more than 15% (10% for the International Fund) of the value of its net assets in securities that are illiquid.

     The Funds are also subject to other restrictions under the 1940 Act; however, the registration of the Company under the 1940 Act does not involve any supervision by any federal or other agency of the Company's management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.

EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Manager, subject to the overall supervision of the Board of Directors, makes each Fund's investment decisions and selects the broker or dealer to be used in each specific transaction using its best judgment to choose the broker or dealer most capable of providing the services necessary to obtain the best execution of that transaction. In seeking the best execution of a transaction, the Investment Manager evaluates a wide range of criteria, including any or all of the following: the broker's commission rate, promptness, reliability and quality of executions, trading expertise, positioning and distribution capabilities, back-office efficiency, ability to handle difficult trades, knowledge of other buyers and sellers, confidentiality, capital strength and financial stability, prior performance in serving the Investment Manager and its clients, and other factors affecting the overall benefit to be received in the transaction. When circumstances relating to a proposed transaction indicate to the Investment Manager that a particular broker is in a position to obtain the best execution, the order is placed with that broker. This may or may not be a broker that has provided investment information and research services to the Investment Manager. Such investment information may include, among other things: a wide variety of written reports or other data on individual companies and industries; data and reports on general market or economic conditions; information concerning pertinent federal and state legislative and regulatory developments and other developments that could affect the value of actual or potential investments; information about companies in which the Investment Manager has invested or may consider investing; attendance at meetings with corporate management personnel, industry experts, economists, government personnel, and other financial analysts; comparative issuer performance and evaluation and technical measurement services; subscription to publications that provide investment-related information; accounting and tax law interpretations; availability of economic advice; quotation equipment and services; execution measurement services; market-related and survey data concerning the products and services of an issuer and its competitors or concerning a particular industry that are used in reports prepared by the Investment Manager to enhance its ability to analyze an issuer's financial condition and prospects; and other services provided by recognized experts on investment matters of particular interest to the Investment Manager. In addition, the foregoing services may include the use of, or be delivered by, computer systems whose hardware and/or software components may be provided to the Investment Manager as part of the services. In any case in which information and other services can be used for both research and non-research purposes, the Investment Manager makes an appropriate allocation of those uses and pays directly for that portion of the services to be used for non-research purposes.

     Subject to the requirement of seeking the best execution, the Investment Manager may, in circumstances in which two or more brokers are in a position to offer comparable execution, give preference to a broker or dealer that has provided investment information to the Investment Manager. In so doing, the Investment Manager may effect securities transactions which cause a Fund to pay an amount of commission in excess of the amount of commission another broker would have charged. In electing such broker or dealer, the Investment Manager will make a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage services and research and investment information received, viewed in terms of either the specific transaction or the Investment Manager's overall responsibility to the accounts for which the Investment Manager exercises investment discretion. The Investment Manager evaluates all commissions paid in order to ensure that the commissions represent reasonable compensation for the brokerage and research services provided by such brokers. Such investment information as is received from brokers or dealers may be used by the Investment Manager in servicing all of its clients (including the Funds), and a Fund's commissions may be paid to a broker or dealer who supplied research services not used by the Fund. However, the Investment Manager expects that each Fund will benefit overall by such practice because it is receiving the benefit of research services and the execution of such transactions not otherwise available to it without the allocation of transactions based on the recognition of such research services.

     Subject to the requirement of seeking the best execution, the Investment Manager may also place orders with brokerage firms that have sold shares of the Funds. The Investment Manager has made and will make no commitments to place orders with any particular broker or group of brokers. The Company anticipates that a substantial portion of all brokerage commissions will be paid to brokers who supply investment information to the Investment Manager.

     The Funds also invest in foreign and/or U.S. securities that are not listed on a national securities exchange but are traded in the over-the-counter market. The Funds may also purchase listed securities through the third market or fourth market. When transactions are executed in the over-the-counter market or the third or fourth market, the Investment Manager will seek to deal with the counterparty that the Investment Manager believes can provide the best execution, whether or not that counterparty is the primary market maker for that security.

     For the fiscal years ended December 31, 1996, 1997 and 1998, the Funds paid total brokerage commissions as follows:

Fund Name                        1996                1997                1998

Dresdner RCM Large Cap            $                   $                   $
Growth Fund

Dresdner RCM Global               $                   $                   $
Small Cap Fund

Dresdner RCM Global               $                   $                   $
Technology Fund

Dresdner RCM Global               $                   $                   $
Health Care Fund

Dresdner RCM                      $                   $                   $
Biotechnology Fund

Dresdner RCM International
Growth Equity Fund                $                   $                   $

Dresdner RCM Emerging             $                   $                   $
Markets Fund

Dresdner RCM Tax                  $                   $                   $
Managed Growth Fund


     Of the total commissions paid during the fiscal year ended December 31, 1998, $___________ (%_) were paid to firms which provided research, statistical or other services to the Investment Manager. The Investment Manager has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.

     During the fiscal year ended December 31, 1998, the following Funds acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parents:
__________________. The holdings of securities of such brokers and dealers were as follows as of December 31, 1998: __________________.

     For the fiscal years ended December 31, 1996, 1997 and 1998, the Funds paid total brokerage commissions to brokers that were affiliated persons of such Funds as follows: ______________________________.

     As noted below, the Investment Manager is an indirect wholly owned subsidiary of Dresdner Bank AG ("Dresdner"). Dresdner Kleinwort Benson North America LLC ("Dresdner Kleinwort Benson") and other Dresdner subsidiaries may be broker-dealers (collectively, the "Dresdner Affiliates"). The Investment Manager believes that it is in the best interests of the Funds to have the ability to execute brokerage transactions, when appropriate, through the

Dresdner Affiliates. Accordingly, the Investment Manager intends to execute brokerage transactions on behalf of the Funds through the Dresdner Affiliates, when appropriate and to the extent consistent with applicable laws and regulations, including federal banking laws.

     In all such cases, the Dresdner Affiliates will act as agent for the Funds, and the Investment Manager will not enter into any transaction on behalf of the Funds in which a Dresdner Affiliate is acting as principal for its own account. In connection with such agency transactions, the Dresdner Affiliates will receive compensation in the form of brokerage commissions separate from the Investment Manager's management fee. The Investment Manager's policy is that such commissions must be reasonable and fair when compared to the commissions received by other brokers in connection with comparable transactions involving similar securities and that the commissions paid to a Dresdner Affiliate must be no higher than the commissions paid to that broker by any other similar customer of that broker who receives brokerage and research services that are similar in scope and quality to those received by the Funds.

     The Investment Manager performs investment management and advisory services for various clients, including other registered investment companies, and pension, profit-sharing and other employee benefit plans, as well as individuals. In many cases, portfolio transactions for a Fund may be executed in an aggregated transaction as part of concurrent authorizations to purchase or sell the same security for numerous accounts served by the Investment Manager, some of which accounts may have investment objectives similar to those of the Fund. The objective of aggregated transactions is to obtain favorable execution and/or lower brokerage commissions, although there is no certainty that such objective will be achieved. Although executing portfolio transactions in an aggregated transaction potentially could be either advantageous or disadvantageous to any one or more particular accounts, aggregated transactions in which a Fund participates will be effected only when the Investment Manager believes that to do so will be in the best interest of the Fund, and the Investment Manager is not obligated to aggregate orders into larger transactions. These orders generally will be averaged as to price. When such aggregated transactions occur, the objective will be to allocate the executions in a manner which is deemed fair and equitable to each of the accounts involved over time. In making such allocation decisions, the Investment Manager will use its business judgment and will consider, among other things, any or all of the following: each client's investment objectives, guidelines, and restrictions, the size of each client's order, the amount of investment funds available in each client's account, the amount already committed by each client to that or similar investments, and the structure of each client's portfolio.

DIRECTORS AND OFFICERS

The names and addresses of the Directors and officers of the Companies and their principal occupations and certain other affiliations during the past five years are given below. Unless otherwise specified, the address of each of the following persons is Four Embarcadero Center, San Francisco, California 94111.

     DEWITT F. BOWMAN, (68), Chairman and Director. Mr. Bowman is a Principal of Pension Investment Consulting, with which he has been associated since February 1994. From February 1989 to January 1994, he was Chief Investment Officer for California Public Employees Retirement System, a public pension fund. He serves as a director of RREEF America REIT, Inc. and the Wilshire Target Funds Inc.; and as a trustee of Brandes Institutional International Investment Trust, the Pacific Gas and Electric Nuclear Decommissioning Trust, and the PCG Private Equity Fund.

     PAMELA A. FARR, (53), Director. Ms. Farr is a partner in Best & Co. LLC, a manufacturer and retailer of children's clothing and accessories. From 1991 to 1994, she was President of Banyan Homes, Inc., a real estate development and construction firm; and for eight years she was a management consultant for McKinsey & Company, where she served a variety of Fortune 500 companies in all aspects of strategic management and organizational structure.

     GEORGE B. JAMES, (61), Director. Mr. James is a Senior Vice President and Chief Financial Officer of Levi Strauss & Co., with which he has been associated since 1985. Mr. James serves as a director of Basic Vegetable

Products, California Sun Dry Foods, Clayton Group, Inc., and Crown Vantage, Inc. Mr. James also serves as a trustee of the Committee for Economic Development and the California Pacific Medical Center Foundation. Previously, Mr. James was Chair of the Advisory Committee to the California Public Employees Retirement System.

     GEORGE G.C. PARKER, (59), Director. Mr. Parker is Associate Dean for Academic Affairs, and Director of the MBA Program and Dean Witter Professor of Finance at the Graduate School of Business at Stanford University, with which he has been associated since 1973. Mr. Parker has served on the Board of Directors of: the California Casualty Group of Insurance Companies since 1977; BB&K Holdings, Inc., a holding company for financial services companies, since 1980; H. Warshow & Sons, Inc., a manufacturer of specialty textiles, since 1982; Zurich Reinsurance Centre, Inc., a large reinsurance underwriter, since 1994; and Continental Airlines, since 1996. Mr. Parker served on the Board of Directors of the University National Bank & Trust Company from 1986 to 1995.

     GEORGE A. RIO, (43), President, Treasurer, and Chief Financial Officer. Mr. Rio is Executive Vice President and Client Service Director of Funds Distributor, Inc. ("FDI") with which he has been associated since March 1998. From June 1995 to March 1998, Mr. Rio was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at The Boston Company, Inc. He is also an officer of certain other investment companies distributed or administered by FDI. His address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     MARGARET W. CHAMBERS, (39), Vice President and Secretary. Ms. Chambers is Senior Vice President and General Counsel of FDI, with which she has been associated since March 1998. From August 1996 to March 1998, Ms. Chambers was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate at Ropes & Gray. She is also an officer of certain other investment companies distributed or administered by FDI. Her address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     JEANNE GIBSON SULLIVAN, (41), Vice President. Ms. Sullivan is a Vice President of Funds Distributor, Inc., with which she has been associated since May 1997. From August 1995 to May 1997, Ms. Sullivan was an Associate at U.S. Financial Advisors. From April 1994 to August 1995, she was an independent marketing consultant for clients in the banking and mutual fund industries. Prior to 1994, Ms. Sullivan held marketing positions at BayBank Investment Management, The Boston Company, Fidelity Investments and American Express. Her address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     DOUGLAS C. CONROY, (29), Vice President and Assistant Treasurer.
Mr. Conroy is an Assistant Vice President and Assistant Department Manager of Treasury Services and Administration of FDI, with which he has been associated since April 1997. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, Mr. Conroy was a Fund Accountant at The Boston Company, Inc. He is also an officer of certain other investment companies distributed or administered by FDI. His address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     KAREN JACOPPO-WOOD, (32), Vice President and Assistant Secretary.
Ms. Jacoppo-Wood is a Vice President and Counsel of FDI, with which she has been associated since January 1996. From June 1994 to January 1996, she was a Manager of SEC Registration for Scudder, Stevens & Clark, Inc. From 1988 to May 1994, she was a Senior Paralegal at The Boston Company Advisors, Inc. She is also an officer of certain other investment companies distributed or administered by FDI. Her address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     MARY A. NELSON, (34), Vice President and Assistant Treasurer. Ms. Nelson is Vice President of Treasury Administration and Operations for FDI, with which she has been associated since 1994. From 1989 to 1994, she was an Assistant Vice President and Client Manager for The Boston Company. She is also an officer of certain other investment companies distributed or administered by FDI. Her address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     Regular meetings of each Company's Board of Directors are held on a quarterly basis. Each Company's Audit Committee, whose present members are George G.C. Parker and Kenneth E. Scott for the Capital Company and DeWitt F. Bowman, as sole present member, for the Global Company, meets with its independent accountants to exchange views and information and to assist the full Board in fulfilling its responsibilities relating to corporate accounting and reporting practices. Each Director of the Capital Company receives a fee of $9,000 per year plus $1,500 per series for each Board meeting attended and $500 for each Audit Committee meeting attended and each Director of the Global Company receives a fee of $1,000 per year plus $500 for each Board meeting attended and $250 for each Audit Committee meeting attended. Each Director is reimbursed for travel and other expenses incurred in connection with attending Board meetings.

     The following table sets forth the aggregate compensation paid by the Company for the fiscal year ended December 31, 1998, to the Directors and the aggregate compensation paid to the Directors for service on the Board of Directors and that of all other funds in the "Company complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):




                                                                       Pension or                                Total Compensation
                                                                       Retirement                                 from the Company
                             Aggregate            Aggregate         Benefits Accrued                                and Company
                           Compensation         Compensation           as Part of          Estimate Annual            Complex
        Director          from the Global         from the          the Companies(1)        Benefits Upon         Paid to Director
          Name                Company          Capital Company          Expenses              Retirement                (1)
----------------------    -----------------    ---------------      ---------------       ----------------      ------------------
DeWitt F. Bowman               $                     $                     $                   N/A                      $

Pamela A. Farr                 $                     $                     $                   N/A                      $

Frank P. Greene(2)             $                     $                     $                   N/A                      $

George B.James(3)                                    $                     $                   N/A                      $

George G.C. Parker             $                     $                     $                   N/A                      $

Kenneth E. Scott               $0                    $                     $                   N/A                      $

_____________________


(1) During the fiscal year ended December 31, 1998, there were twelve funds in the complex.

(2) Mr. Greene served as a Director of the Capital and Global Company from _________ through April __, 1998.

(3) Mr. James was appointed as a Director of the Capital and Global Company on December 14, 1998.

     Each Director of the Capital Company or the Global Company who is not an "interested person" as that term is defined in the 1940 Act, of the Investment Manager may elect to defer receipt of all or a portion of his or her fees for service as a Director in accordance with the terms of a Deferred Compensation Plan for Non-Interested Directors ("Directors' Plan"). Under the Directors' Plan, an eligible Director may elect to have his or her deferred fees deemed invested either in 90-day U.S. Treasury bills or shares of the Common Stock of the Company of which he or she is a Director, or a combination of these options, and the amount of deferred fees payable to such director under the Directors' Plan will be determined by reference to the return on such deemed investments. Generally, the deferred fees (reflecting any earnings, gains or losses thereon) become payable upon the Director's retirement or disability. The obligation to make these payments to the Directors of a Company pursuant to the Directors' Plan is a general obligation of such Company. Each Fund may, to the extent permitted by the 1940 Act, invest in 90-day U.S. Treasury bills or the Common Stock of the Capital Company and/or the Global Company, to match its share of the deferred compensation obligation under the Directors' Plan. As of December 31, 1998, no Director or officer of either Company was a beneficial owner of any shares of the outstanding Common Stock of any series of the Companies.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of ________________, 1999, there were ___________ shares of the
International Fund outstanding, _________ shares of the Global Technology Fund outstanding, _______ shares of the Global Small Cap Fund outstanding, _______ shares of the Global Health Care Fund outstanding, _______ shares of the Large Cap Growth Fund outstanding, _______ shares of the Biotechnology Fund outstanding, _______ shares of the Emerging Markets Fund outstanding and _______ shares of the Tax Managed Growth Fund outstanding. On that date the following were known to the Companies to own of record more than 5% of the Funds' outstanding capital stock:


     Name and Address of                              % of Shares
     Beneficial Owner             Shares Held         Outstanding

THE INVESTMENT MANAGER

     The Board of Directors of each Company has overall responsibility for the operation of such Company's Funds. Pursuant to such responsibility, the Board of Directors has approved various contracts for designated financial organizations to provide, among other things, day to day management services required by the Funds. The Company has retained as the Funds' Investment Manager, Dresdner RCM Global Investors LLC, a Delaware limited liability company with principal offices at Four Embarcadero Center, San Francisco, California 94111. The Investment Manager is actively engaged in providing investment supervisory services to institutional and individual clients. The Investment Manager was established in December of 1998 and is the successor to the business of its holding company, Dresdner RCM Global Investors US Holdings LLC. The Investment Manager was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then.

     The Investment Manager is an indirect wholly owned subsidiary of Dresdner Bank, an international banking organization with principal executive offices located at Gallunsanlage 7, 60041 Frankfurt, Germany. With total consolidated assets as of December 31, 1998, of DM ___ billion ($___ billion), and approximately 1,600 offices and 45,000 employees in over 60 countries around the world, Dresdner is one of Germany's largest banks. Dresdner provides a full range of banking services including, traditional lending activities, mortgages, securities, project finance and leasing, to private customers and financial and institutional clients. In the United States, Dresdner maintains branches in New York and Chicago and an agency in Los Angeles. As of the date of this SAI, the nine members of the Board of Managers of the Investment Manager are William L. Price (Chairman), Gerhard Eberstadt, George N. Fugelsang, Joachim Madler, Susan C. Gause, Luke D. Knecht, Jeffrey S. Rudsten, William S. Stack, and Kenneth B. Weeman, Jr.

     Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, prohibit certain banking entities, such as Dresdner, from sponsoring, organizing, controlling or distributing the shares of a registered investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities. However, banks and their affiliates generally can act as advisers to investment companies and can purchase shares of investment companies as agent for and upon the order of customers. The Investment Manager believes that it may perform the services contemplated by its investment management agreements with the Company without violating these banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of current requirements, could prevent the Investment Manager from continuing to perform investment management services for the Company.

     The Investment Manager provides the Funds with investment supervisory services pursuant to Investment Management Agreements, Powers of Attorney and Service Agreements (the "Management Agreements") dated as of June 14, 1996 for the Technology Fund and International Fund, December 27, 1996 for the Global Small Cap Fund, Health Care Fund and Large Cap Fund, December 30, 1997 for the Biotechnology Fund and Emerging Markets Fund, and December 30, 1998 for the Tax Managed Growth Fund. The Investment Manager manages the Funds' investments, provides various administrative services, and supervises the Funds' daily business affairs, subject to the authority of the Boards of Directors. The Investment Manager is also the investment manager for Dresdner RCM Growth Equity Fund and Dresdner RCM Small Cap Fund, each a series of Dresdner RCM Capital Funds, Inc.; Dresdner RCM Global Equity Fund and Dresdner RCM Strategic Income Fund, each a series of Dresdner RCM Global Funds, Inc.; Dresdner RCM Europe Fund, a series of
Dresdner RCM Investment Funds Inc.; RCM Strategic Global Government Fund,
Inc. and Bergstrom Capital Corporation, each closed-end management investment companies. A Fund's Management Agreement may be renewed from year-to-year after its initial term, provided that any such renewals have been specifically approved at least annually by (i) the vote of a majority of the Company's Board of Directors, including a majority of the Directors who are not parties to the Management Agreement or interested persons (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval, or (ii) the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund and the vote of a majority of the Directors who are not parties to the contract or interested persons of any such party.

     Each Fund has, under its respective Management Agreement, assumed the obligation for payment of all of its ordinary operating expenses, including:
(a) brokerage and commission expenses, (b) federal, state, or local taxes incurred by, or levied on, the Fund, (c) interest charges on borrowings, (d) charges and expenses of the Fund's custodian, (e) investment advisory fees (including fees payable to the Investment Manager under the Management Agreement), (f) fees pursuant to the Fund's Rule 12b-1 plan, (g) legal and audit fees, (h) SEC and "Blue Sky" registration expenses, and (i) compensation, if any, paid to officers and employees of the Company who are not employees of the Investment Manager (see DIRECTORS AND OFFICERS). The Investment Manager is responsible for all of its own expenses in providing services to the Funds. Expenses attributable to a Fund are charged against the assets of the Fund.

     The Investment Manager has voluntarily agreed to limit each Fund's expenses as described in the Prospectus. Each Fund has agreed to reimburse the Investment Manager, for a period of up to five years, for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. This obligation will not be recorded on the books of a Fund to the extent that the total operating expenses of the Fund are at or above the expense cap. However, if the total operating expenses of a Fund fall below the expense cap, the reimbursement to the Investment Manager will be accrued by the Fund as a liability.

     Each Fund's Management Agreement provides that the Investment Manager will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Investment Manager's reckless disregard of its duties and obligations under the Management Agreement. The Company has agreed to indemnify the Investment Manager out of the assets of each Fund, against liabilities, costs and expenses that the Investment Manager may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Investment Manager in connection with the performance of its duties or obligations under the Management Agreement with respect to the Fund or otherwise as investment manager of the Fund. The Investment Manager is not entitled to indemnification with respect to any liability to a Fund or its stockholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of its reckless disregard of its duties and obligations under the Management Agreement.

     Each Management Agreement is terminable without penalty on 60 days' written notice by a vote of the majority of the outstanding voting securities of the Fund which is the subject of the Management Agreement, by a vote of the majority of the respective Company's Board of Directors, or by the Investment Manager on 60 days' written notice and will automatically terminate in the event of its assignment (as defined in the 1940 Act).

THE DISTRIBUTOR

     Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109 (the "Distributor") serves as Distributor to each Fund. The Distributor has provided mutual fund distribution services since 1976, and is a subsidiary of Boston Institutional Group, Inc., which provides distribution and other related services with respect to investment products.

DISTRIBUTION AGREEMENT

     Pursuant to Distribution Agreements with the Capital Company and the Global Company, the Distributor has agreed to use its best efforts to effect sales of shares of the Funds, but is not obligated to sell any specified number of shares. Each Distribution Agreement contains provisions with respect to renewal and termination similar to those in each Fund's Management Agreement discussed above. Pursuant to the Distribution Agreements, the Companies have agreed to indemnify the Distributor out of the assets of each Fund to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933 arising in connection with the Distributor's activities on behalf of the Companies.

     Each Company also has an Agreement with the Investment Manager and the Distributor pursuant to which the Distributor has agreed to provide: regulatory, compliance and related technical services to the Company; services with regard to advertising, marketing and promotional activities; and officers to the Companies. The Investment Manager is required to reimburse the Company for any fees and expenses of the Distributor pursuant to the Agreements.

DISTRIBUTION AND SERVICE PLAN

     The Global Company, on behalf of its Dresdner RCM Large Cap Growth Fund, Dresdner RCM Global Small Cap Fund, Dresdner RCM Emerging Markets Fund, Dresdner RCM Biotechnology Fund, Dresdner RCM Global Health Care Fund, Dresdner RCM Global Technology and Dresdner RCM Tax Managed Growth Fund
Class N shares and the Capital Company, on behalf of its Dresdner RCM International Growth Equity Fund Class N shares, have adopted distribution and service plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Fund pays the Distributor an annual fee of up to 0.25% of the average daily net assets of its Class N shares as reimbursement for certain expenses actually incurred by the Distributor in connection with providing distribution and shareholder support services to such shares. Class I shares are not subject to 12b-1 fees. The Distributor is reimbursed for: (a) expenses incurred in connection with advertising and marketing the N Class of shares of the Fund, including but not limited to any advertising by radio, television, newspapers, magazines, brochures, sales literature, telemarketing or direct mail solicitations; (b) periodic payments of fees or commissions for distribution assistance made to one or more securities brokers, dealers or other industry professionals such as investment advisers, accountants, estate planning firms and the Distributor itself in respect of the average daily value of shares owned by clients of such service organizations, and (c) expenses incurred in preparing, printing and distributing the Fund's prospectus and statement of additional information.

     Each Plan continues in effect from year to year with respect to each Fund, provided that each such continuance is approved at least annually by a vote of the Board of Directors of the respective Company, including a majority vote of the Directors who are not "interested persons" of the Company within the meaning of the 1940 Act and have no direct or indirect financial interest in the Plan or in any agreement related to the Plan, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated with respect to a Fund at any time, without penalty, by the vote of a majority of the outstanding shares of the Fund.
The Plans may not be amended to increase materially the amounts to be paid by a Fund for the services described therein without approval by the shareholders of the Fund, and all material amendments are required to be approved by the Board of Directors of the respective Company in the manner described above. Each Plan will automatically terminate in the event of its assignment.

     If in any year Funds Distributor is due more from the Fund for such services than is immediately payable because of the expense limitation under the Plans, the unpaid amount is carried forward while the Plans are in effect until such later year as it may be paid. There is no limit on the periods during which unreimbursed expenses may be carried forward, although the Funds are not obligated to repay any outstanding unreimbursed expenses that may exist if the Plans are terminated or not continued. No interest, carrying, or finance charge will be imposed on any amounts carried forward.

     The Distributor may pay broker-dealers and others, out of the fees it receives under the Plans, quarterly trail commissions of up to 0.25%, on an annual basis, of the average daily net assets attributable to the N class of shares of each Fund held in the accounts of their customers.

     Pursuant to the Plans, the Board of Directors of each Company will review at least quarterly a written report of the distribution expenses incurred on behalf of shares of the N Class of shares of the Funds by the Distributor. The report will include an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Directors of each Company who are not "interested persons" of the Company within the meaning of the 1940 Act will be committed to the Directors who are not interested persons of the Company.

THE ADMINISTRATOR

     Effective January 1, 1999, the administrator of the Company is State Street Bank and Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, Massachusetts 02109.

     Pursuant to an Administration Agreement with the Company, State Street is responsible for performing all administrative services required for the daily operation of the Company, subject to the control, supervision and direction of the Company and the review and comment by the Company's auditors and legal counsel. State Street has no supervisory responsibility over the investment operations of the Funds. Administrative services performed by State Street include, but are not limited to, the following: overseeing the determination and publication of the Company's net asset value; overseeing the maintenance by the Company's custodian of certain book and records of the Company; preparing the Company's federal, state and local income tax returns;
arranging for payment of the Company's expenses; and preparing the financial information for the Company's semi-annual and annual reports, proxy statements and other communications.

     For its services, State Street receives annual fees pursuant to the following schedule:

                                        ANNUAL FEE
     Average Assets                     Expressed in Basis Points: 1/100 of 1%
     First $250 Million/Fund                2.50
     Next $250 Million/Fund                 1.75
     Thereafter                             1.00
     Minimum/Fund                           $57,500

     Fees are calculated by multiplying each Average Asset Break Point in the above schedule by the number of Funds in the Dresdner RCM complex to determine the breakpoints used in the schedule. Total net assets of all the Funds will be used to calculate the fee by multiplying the net assets of the Funds by the basis point fees in the above schedule. The minimum fee will be calculated by multiplying the minimum fee by the number of Funds in the complex to arrive at the total minimum fee. The greater of the basis point fee or the minimum fee will be allocated equally to each Fund in the complex.

OTHER SERVICE PROVIDERS

     State Street acts as the transfer agent, redemption agent and dividend paying agent for the Funds. State Street also acts as custodian for all the Funds, except the Emerging Markets Fund. Brown Brothers Harriman & Co. ("Brown Brothers") acts as custodian for the Emerging Markets Fund. Each custodian is responsible for the safekeeping of a Fund's assets and the appointment of any subcustodian banks and clearing agencies.

     State Street's principal business address is 1776 Heritage Drive, North Quincy, Massachusetts 02171. Brown Brothers' principal business address is 40 Water Street, Boston, Massachusetts 02109.

     PricewaterhouseCoopers LLP ("PWC") acts as the independent public accountants for the Funds. The accountant examines financial statements for the Funds and provides other audit, tax, and related services. PWC's principal business address is One Post Office Square, Boston, Massachusetts 02109.

NET ASSET VALUE

     For purposes of the computation of the net asset value of each share of each Fund, equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of regular trading on the day the securities are being valued, unless the Board of Directors or a duly constituted committee of the Board determines that such price does not reflect the fair value of the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Investment Manager to be the primary market for the securities. If there has been no sale on such day, the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as a duly constituted committee of the Board of Directors determines in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market that are not listed on the NASDAQ Stock Market or a similar foreign reporting service will be valued at the mean bid price, or such other comparable sources as the Board of Directors deems appropriate to reflect their fair value. Other portfolio securities held by the Funds will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available such securities will be valued by whatever means a duly constituted committee of the Board of Directors deems appropriate to reflect their fair value.

     Futures contracts and related options are valued at their last sale or settlement price as of the close of the exchange on which they are traded or, if no sales are reported, at the mean between the last reported bid and asked prices. All other assets of the Funds will be valued in such manner as a duly constituted committee of the Board of Directors in good faith deems appropriate to reflect their fair value.

     Trading in securities on foreign exchanges and over-the-counter markets is normally completed at times other than the close of regular trading on the New York Stock Exchange. In addition, foreign securities and commodities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Directors determines that a particular event would materially affect net asset value, in which case an adjustment will be made.

     Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of net asset value into U.S. dollars at the spot exchange rates at 12:00 p.m. Eastern time or at such other rates as the Investment Manager may determine to be appropriate in computing net asset value.

     Debt obligations with maturities of 60 days or less are valued at amortized cost. The Companies may use a pricing service approved by the Board of Directors to value other debt obligations. Prices provided by such a service represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual rating characteristics, indications of value from dealers, and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. The procedures of such services are reviewed periodically by the officers of the Investment Manager under the general supervision of the Board of Directors. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations equal fair market value.

PURCHASE AND REDEMPTION OF SHARES

     The price paid for purchase and redemption of shares of the Funds is based on the net asset value per share, which is normally calculated once daily at the close of regular trading (normally 4:00 P.M. Eastern time) on the New York Stock Exchange on each day that the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day,President's Day, Martin Luther King Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The offering price is effective for orders received by Boston Financial Data Services ("BFDS") prior to the time of determination of net asset value. Dealers are responsible for promptly transmitting purchase orders to BFDS. Each Company reserves the right in its sole discretion to suspend the continued offering of one or more of its Funds' shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Fund and its respective shareholders.

REDEMPTION OF SHARES

     Payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of a Fund. Under such circumstances, payment of the redemption price could be made either in cash or in portfolio securities taken at their value used in determining the redemption price (and, to the extent practicable, representing a pro rata portion of each of the portfolio securities held by the Fund), or partly in cash and partly in portfolio securities. Payment for shares redeemed also may be made wholly or partly in the form of a pro rata portion of each of the portfolio securities held by a Fund at the request of the redeeming stockholder, if the Company believes that honoring such request is in the best interests of such series. If payment for shares redeemed were to be made wholly or partly in portfolio securities, brokerage costs would be incurred by the stockholder in converting the securities to cash.

DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     Each income dividend and capital gain distribution, if any, declared by a Fund will be paid in full and fractional shares based on the net asset value as determined on the payment date for such distribution, unless the stockholder or his or her duly authorized agent has elected to receive all such payments or the dividend or other distribution portion thereof in cash. Changes in the manner in which dividend and other distribution payments are paid may be requested by the stockholder or his or her duly authorized agent at any time through written notice to the appropriate Company and will be effective as to any subsequent payment if such notice is received by the Company prior to the record date used for determining the stockholders entitled to such payment. Any distribution election will remain in effect until the Company is notified by the stockholder in writing to the contrary.

REGULATED INVESTMENT COMPANY

     Each Fund has qualified and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Code. Each Fund is treated as a separate corporation for tax purposes and thus the provisions of the Code generally applicable to regulated investment companies are applied separately to the Funds. In addition, net capital gains (the excess of net long-term capital gain over net short-term capital loss), net investment income, and operating expenses are determined separately for each Fund. By complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax with respect to net investment income and net realized capital gains distributed to its stockholders.

     To qualify as a regulated investment company under Subchapter M, generally a Fund must: (i) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies and certain other income (including gains from certain options, futures and forward contracts), ("Income Requirement"); and (ii) diversify its holdings so that, at the end of each fiscal quarter, (a) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

     In any taxable year in which a Fund so qualifies and distributes at least 90% of the sum of its investment company taxable income (consisting of net investment income, the excess of net short-term capital gains over net long-term capital losses and net gains from certain foreign currency transactions) and its net tax-exempt interest income (if any) ("Distribution Requirement"), it will be taxed only on that portion, if any, of such investment company taxable income and any net capital gain that it retains. The Funds expect to so distribute all of such income and gains on an annual basis and thus will generally avoid any such taxation.

     Even if a Fund qualifies as a "regulated investment company," it may be subject to a federal excise tax unless it meets certain additional distribution requirements. Under the Code, a nondeductible excise tax of 4% ("Excise Tax") is imposed on the excess of a regulated investment company's "required distribution" for a calendar year ending within the regulated investment company's taxable year over the "distributed amount" for that calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income and net gains from certain foreign currency transactions) for the calendar year, (ii) 98% of capital gain net income (generally both long-term and short-term capital gain) for the one-year period ending on October 31 (as though that period were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by a Fund from its current year's ordinary income and capital gain net income and (ii) any amount on which a Fund pays income tax for the year. The Funds intend to meet these distribution requirements to avoid Excise Tax liability.

     Stockholders who are subject to federal or state income or franchise taxes will be required to pay taxes on dividend and capital gain distributions they receive from a Fund whether paid in additional shares of the Fund or in cash. To the extent that dividends received by a Fund would qualify for the 70% dividends-received deduction available to corporations, the Fund must designate in a written notice to stockholders, within 60 days after the close of the Fund's taxable year, the amount of the Fund's dividends that would be eligible for this treatment. In order to qualify for the dividends-received deduction with respect to a dividend paid on Fund shares, a corporate stockholder must hold the Fund shares for at least 45 days during the 90 day period that begins 45 days before the shares become ex-dividend with respect to the dividend. Stockholders, such as qualified employee benefit plans, which are exempt from federal and state taxation generally would not have to pay income tax on dividend or capital gain distributions. Prospective tax-exempt investors should consult their own tax advisers with respect to the tax consequences of an investment in the Funds under federal, state, and local tax laws.

WITHHOLDING

     Dividends paid by a Fund to a stockholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign stockholder") generally will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply, however, if a dividend paid by a Fund to a foreign stockholder is "effectively connected" with the conduct of a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net capital gain to foreign stockholders who are neither U.S. resident aliens nor engaged in a U.S. trade or business generally are not subject to withholding or U.S. federal income tax.

FOREIGN CURRENCY, OPTIONS, FUTURES AND FORWARD CONTRACTS

     Gains from the sale or other disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures, and forward contracts derived by a Fund with respect to its business of investing in securities of foreign currencies, will qualify as permissible income under the Income Requirement.

SECTION 1256 CONTRACTS

     Many of the options, futures contracts and forward contracts entered into by the Funds are "Section 1256 contracts." Any gains or losses realized on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses, although certain foreign currency gains and losses from such contracts may be treated as ordinary income in character. Section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the Excise Tax, on October 31 or such other dates as prescribed under the Code), other than Section 1256 contracts that are part of a "mixed straddle" with respect to which a Fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. The 60% portion of gains on Section 1256 contracts that is treated as long-term capital gain will qualify for the reduced maximum tax rates on net capital gain -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 12 months.

STRADDLE RULES

     Generally, the hedging transactions and other transactions in options, futures and forward contracts undertaken by the Funds may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the amount, character and timing of recognition of gains or losses realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle position may be deferred under the straddle rules, rather than being taken into account for the taxable year in which these losses are realized. Because limited regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions and options, futures and forward contracts to the Funds are not entirely clear.

     Hedging transactions may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to stockholders. A Fund may make one or more elections available under the Code which are applicable to straddle positions. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to elections made. The rules applicable under certain elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because the application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to stockholders, and which will be taxed to stockholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

SECTION 988 GAINS AND LOSSES

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in foreign currency and on the disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuation in the value of foreign currency between the date of acquisition of the debt security, contract or option and the date of disposition thereof are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to stockholders as ordinary income.

FOREIGN TAXES

     A Fund may be required to pay withholding and other taxes imposed by foreign countries which would reduce the Fund's investment income, generally at rates from 10% to 40%. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's stockholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, stockholders generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) their pro rata shares of the foreign income taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) their pro rata shares of foreign taxes in computing their taxable income or to use such amount (subject to limitations) as a foreign tax credit against their U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a stockholder who does not itemize deductions. Each stockholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will be "passed-through" for that year.

     The foregoing is a general abbreviated summary of present U.S. federal income tax laws applicable to the Funds, their stockholders and dividend and capital gain distributions by the Funds. Stockholders are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state, and local tax laws and regulations applicable to dividends and other distributions received from the Funds.

INVESTMENT RESULTS

     Average annual total return ("T") of a Fund is calculated as follows: an initial hypothetical investment of $1,000 ("P") is divided by the net asset value of shares of the Fund as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividend and capital gain distributions by a Fund are paid at net asset value on the payment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through distributions is multiplied by the net asset value per share of the Fund as of the end of the period ("n") to determine ending redeemable value ("ERV"). The ending value divided by the initial investment converted to a percentage equals total return. The formula thus used, as required by the SEC, is:

                                P(1+T)n = ERV


     The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividend and capital gain distributions and changes in share price during the period.

     This formula reflects the following assumptions: (i) all share sales at net asset value, without a sales load reduction from the $1,000 initial investment; (ii) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board of Directors; and
(iii) complete redemption at the end of any period illustrated. Total return may be calculated for one year, five years, ten years, and for other periods, and will typically be updated on a quarterly basis. The average annual compound rate of return over various periods may also be computed by using ending values as determined above.

     In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements and stockholder reports other total return performance data based on time-weighted, monthly-linked total returns computed on the percentage change of the month end net asset value of the Fund after allowing for the effect of any cash additions and withdrawals recorded during the month. Returns may be quoted for the same or different periods as those for which average total return is quoted. A Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses, so that any investment results reported should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Results also should be considered relative to the risks associated with a Fund's investment objective and policies.

     Each of the Funds may from time to time compare its investment results with data and mutual fund rankings published or prepared by Lipper Analytical Services, Inc. and Morningstar, Inc., which rank mutual funds by overall performance, investment objectives, and assets.

     In addition, the Funds may from time to time compare their performance with one or more of the following:

1. THE S&P 500 COMPOSITE INDEX which is a capitalization-weighted index of 500 stocks that attempts to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing major industries.

2. THE SALOMON BROTHERS EXTENDED EXTENDED MARKET INDEX ("EMI"), which is a component of the Salomon Brothers Broad Market Index ("BMI") which includes listed shares of 5,409 companies with a total available market capitalization of at least the local equivalent of US$100 million on the last business day of May each year. The BMI consists of two components: the Primary Market Index ("PMI") is the large capitalization stock component and the EMI is the small capitalization stock component. The PMI universe is defined as those stock falling within the top 80% of the cumulative available capital level in each country. The EMI includes includes the bottom 20% of the cumulative available capital level in each country.

3. THE RUSSELL MIDCAP INDEX , which is composed of the smallest 800 companies in the Russell 1000 Index. The Russell 1000 Index is made up of the 1,000 largest companies in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies by market capitalization and represents approximately 98% of the investable U.S. equity market.

4. THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX, which is an equally weighted index of the 10 largest U.S. science and technology mutual funds.

5. THE RUSSELL MIDCAP HEALTH CARE INDEX, which is composed of all medium and medium/small health care companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately
     90% of the total market capitalization of the Russell 3000 Index.

6. THE AMERICAN STOCK EXCHANGE BIOTECHNOLOGY INDEX, which is an equal-dollar weighted index that attempts to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. This index was developed with a base level of 200 stocks as of October 18, 1991.

7. THE NASDAQ BIOTECHNOLOGY INDEX, which is a capitalization-weighted index that attempts to measure the performance of all NASDAQ stocks in the biotechnology sector. This index was developed with a base value of 200 stocks as of November 1, 1993.

8. THE RUSSELL 2000 INDEX, which is composed of the 2,000 smallest securities in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies based on market capitalization and represents approximately
     98% of the investable U.S. equity market.

9. THE MSCI EMERGING MARKETS FREE INDEX, which is a market capitalization-weighted index composed of 981 companies in 26 emerging market countries. The average market capitalization size of the listed companies is US$800 million.

10. THE IFC INDEX OF INVESTABLE EMERGING MARKETS, which represents the IFC investable regional total return composite. The term "investable" indicates that the stocks and the weights in the IFCI index represent the amount that the foreign institutional investors might buy by the virtue of the foreign institutional restrictions (either at the national level or by the individual company's corporate statute) plus factoring in minimum market capitalization and liquidity screens.

11. THE MSCI-EAFE INDEX, which is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of the countries in Europe, Australia, and the Far East.
     The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

12. THE MSCI-ACWI INDEX, which is a market capitalization-weighted index composed of companies representative of the market structure of 47 developed and emerging market countries excluding the United States. Stock selection excludes securities which are not purchasable by foreigners. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.


GENERAL INFORMATION

     The Global Company and the Capital Company were incorporated in Maryland as open-end management investment companies in September 1995 and March 1979, respectively.

     The authorized capital stock of the Capital Company is 1,000,000,000 shares of capital stock (par value $.0001 per share), of which 100,000,000 shares have been designated as shares of the International Fund. The authorized capital stock of the Global Company is 1,000,000,000 shares of capital stock (par value $.0001 per share), of which 50,000,000 shares have been designated as shares of each of the Technology Fund, Global Small Cap Fund, Health Care Fund, Large Cap Fund, Biotechnology Fund, Emerging Markets Fund, and Tax Managed Growth Fund. The Board of Directors of each Company may, in the future, authorize the issuance of other classes of shares of such Funds, or of other series of capital stock representing shares of additional investment portfolios or funds.

DESCRIPTION OF CAPITAL SHARES

     All shares of each Company have equal voting rights and will be voted in the aggregate, and not by series, except where voting by series is required by law or where the matter involved affects only one series. There are no conversion or preemptive rights in connection with any shares. All shares of the Funds when duly issued will be fully paid and non-assessable. The rights of the holders of shares of each Fund may not be modified except by vote of the majority of the outstanding shares of such Fund. Certificates are not issued unless requested and are never issued for fractional shares. Fractional shares are liquidated when an account is closed.

     Shares of each Company have non-cumulative voting rights, which means that the holders of more than 50% of all series of a Company's shares voting for the election of the directors can elect 100% of the directors of the Company if they wish to do so. In such event, the holders of the remaining less than 50% of the shares of the Company voting for the election of directors will not be able to elect any person to the Board of Directors of the Company.

     Neither Company is required to hold a meeting of stockholders in any year in which the 1940 Act does not require a stockholder vote on a particular matter, such as election of directors. A Company will hold a meeting of its stockholders for the purpose of voting on the question of removal of one or more directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and will assist in communicating with its stockholders as required by Section 16(c) of the 1940 Act.

     Because the Capital Company and the Global Company are registered separately under the 1940 Act but are using a combined Prospectus and SAI there is a possibility that the series of either Company may be liable for any misstatements, inaccuracies or incomplete disclosures in such documents concerning the other Company.

     Stockholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Unless otherwise provided by law or its Articles of Incorporation or Bylaws, each Company generally may take or authorize any extraordinary action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Company or may take or authorize any routine action upon approval of a majority of the votes cast.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding voting securities, as defined in the 1940 Act, of the series or class of the Company affected by the matter. Under Rule 18f-2, a series or class is presumed to be affected by a matter, unless the interests of each series or class in the matter are identical or the matter does not affect any interest of such series or class. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of its outstanding voting securities, as defined in the 1940 Act. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by the stockholders of the Company voting without regard to Fund.

     Each share of each Class of a Fund represents an equal proportional interest in the Fund with each other share of the same Class and is entitled to such dividends and distributions out of the income earned on the assets allocable to the Class as are declared in the discretion of the Board of Directors. In the event of the liquidation or dissolution of either Company, stockholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution, in such manner and on such general basis as the Board of Directors may determine.

ADDITIONAL INFORMATION

COUNSEL

     Certain legal matters in connection with the capital shares offered by the Prospectus have been passed upon for the Fund by Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071. The validity of the capital stock offered by the Funds has been passed upon by Venable, Baetjer and Howard, LLP, 1800 Mercantile Bank & Trust Building, 2 Hopkins Plaza, Baltimore, Maryland 21201. Paul, Hastings, Janofsky & Walker LLP has acted and will continue to act as counsel to the Investment Manager in various matters.

LICENSE AGREEMENT

     Under License Agreements dated as of December 11, 1997, the Investment Manager has granted each Company the right to use the "Dresdner RCM" name and has reserved the right to withdraw its consent to the use of such name by the Company at any time, or to grant the use of such name to any other company. In addition, each Company has granted the Investment Manager, under certain conditions, the right to use any other name it might assume in the future, with respect to any other investment company sponsored by the Investment Manager.

FINANCIAL STATEMENTS

     Incorporated by reference herein are the financial statements of the Funds contained in the Funds' Annual Reports to Shareholders for the year ended December 31, 1998, including the Report of Independent Accountants, dated ___________________, the Statement of Investments in Securities and Net Assets, the Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, and the related Notes to Financial Statements. Copies of the Funds' Annual and Semi-Annual Reports to Shareholders will be available, upon request, by calling (800) 726-7240, or by writing to Four Embarcadero Center, San Francisco, California 94111.

REGISTRATION STATEMENT

     The Funds' Prospectus and this SAI do not contain all of the information set forth in each Company's registration statement and related forms as filed with the SEC, certain portions of which are omitted in accordance with rules and regulations of the SEC. The registration statement and related forms may be inspected at the Public Reference Room of the SEC at Room 1024, 450 5th Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the SEC at prescribed rates. It is also available on the SEC's Internet Web site at http://www.sec.gov. Statements contained in the Prospectus or this SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to each Company's registration statement, each such statement being qualified in all respects by such reference.

                                        PART C

                                  OTHER INFORMATION

ITEM 23.   EXHIBITS.

     1.    (a)    Restated Articles of Incorporation of Registrant, previously filed with Post-Effective Amendment No. 20 on April 28, 1995, and incorporated herein by reference.

           (b) Form of Articles of Amendment to Restated Articles of Incorporation of Registrant, previously filed with Post-Effective Amendment No. 25 on June 7, 1996, and incorporated herein by reference.

           (c) Form of Articles Supplementary to Restated Articles of Incorporation of Registrant, previously filed with Post-Effective Amendment No. 25 on June 7, 1996, and incorporated herein by reference.

           (d) Articles of Amendment to Restated Articles of Incorporation previously filed with Post-Effective Amendment No. 29 on December 31, 1998, and incorporated herein by reference.

           (e) Articles Supplementary to Restated Articles of Incorporation of Registrant previously filed with Post-Effective Amendment No. 29 on December 31, 1998, and incorporated herein by reference.

     2.    (a)    Bylaws of Registrant, as amended, previously filed with
                  Post-Effective Amendment No. 18 on April 28, 1994, and incorporated herein by reference.

           (b) Form of Amendments to Bylaws of Registrant, previously filed with Post-Effective Amendment No. 25 on June 7, 1996, and incorporated herein by reference.

     3.    (a)    Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM Growth Equity Fund
                  (currently known as Dresdner RCM Growth Equity Fund), previously filed with Post-Effective Amendment No. 25 on June 7, 1996, and incorporated herein by reference.

           (b) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM Small Cap Fund (currently known as Dresdner RCM Small Cap Fund), previously filed with Post-Effective Amendment No. 25 on June 7, 1996, and incorporated herein by reference.

           (c) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of RCM International Growth Equity Fund A (currently known as Dresdner RCM International Growth Equity Fund), previously filed with Post-Effective Amendment No. 25 on June 7, 1996, and incorporated herein by reference.

           (d) Portions of Registrant's Restated Articles of Incorporation defining the rights of the holders of the securities being registered, previously filed with Post-Effective Amendment No. 20 on April 28, 1995, and incorporated herein by reference.

           (e) Proof of specimen of certificate for capital stock ($0.0001 par value) of Registrant, on behalf of Dresdner RCM International Growth Equity Fund Class N previously filed with Post-Effective Amendment No. 29 on December 31, 1998, is incorporated herein by reference.

     4.    (a)    Form of Investment Management Agreement, Power of Attorney
                  and Service Agreement between Registrant, on behalf of RCM
                  Growth Equity Fund (currently known as Dresdner RCM Growth
                  Equity Fund), and RCM Capital Management, L.L.C., (currently known as Dresdner RCM Global Investors LLC), previously filed with Post-Effective Amendment No. 25 on June 7, 1996, and incorporated herein by reference.

           (b) Form of Investment Management Agreement, Power of Attorney and Service Agreement between Registrant, on behalf of RCM Small Cap Fund (currently known as Dresdner RCM Small Cap
                  Fund) and RCM Capital Management, L.L.C., (currently known as Dresdner RCM Global Investors LLC), previously filed with Post-Effective Amendment No. 25 on June 7, 1996, and incorporated herein by reference.

           (c) Form of Investment Management Agreement, Power of Attorney and Service Agreement between Registrant, on behalf of RCM International Growth Equity Fund A (currently known as Dresdner RCM International Growth Equity Fund), and RCM Capital Management, L.L.C., (currently known as Dresdner RCM Global Investors LLC), previously filed with Post-Effective Amendment No. 25 on June 7, 1996, and incorporated herein by reference.

     5.    (a)    Form of Distribution Agreement between Registrant and Funds
                  Distributor Inc. ("FDI"), previously filed with Post-Effective Amendment No. 25 on June 7, 1996, and incorporated herein by reference.

           (b) Form of Service Agreement among RCM Capital Management, a California Limited Partnership, (currently known as Dresdner RCM Global Investors LLC), RCM Equity Funds, Inc., RCM Capital Funds, Inc. (currently known as Dresdner RCM Global Funds, Inc. and Dresdner RCM Capital Funds,

                  Inc., respectively) and FDI, previously filed with Post-Effective Amendment No. 25 on June 7, 1996, and incorporated herein by reference.

           (c) Form of Fee Letter Agreement between Registrant, RCM Capital Management, a California Limited Partnership, (currently known as Dresdner RCM Global Investors LLC), RCM Equity Funds, Inc., RCM Capital Funds, Inc. (currently known as Dresdner RCM Global Funds, Inc. and Dresdner RCM Capital Funds, Inc., respectively) and FDI, previously filed with Post-Effective Amendment No. 25 on June 7, 1996, and incorporated herein by reference.

           (d) Form of Selling Agreement, previously filed with Post-Effective Amendment No. 25 on June 7, 1996, and incorporated herein by reference.

     6.    None

     7.    (a)    Custodian Contract and remuneration schedule between
                  Registrant and State Street Bank and Trust Company, previously filed with Post-Effective Amendment No. 18 on April 18, 1994, and incorporated herein by reference.

           (b) Amendment to Custodian Contract between Registrant and State Street Bank and Trust Company, previously filed with Post-Effective Amendment No. 18 on April 18, 1994, and incorporated herein by reference.

     8.    (a)    Form of Transfer Agency Agreement between Registrant and
                  State Street Bank and Trust Company is filed herein as
                  Exhibit 8(a).

           (b) License Agreement between Dresdner RCM Global Investors LLC and Registrant relating to the use by Registrant of the mark "Dresdner RCM", previously filed with Post-Effective Amendment No. 27, and incorporated herein by reference.

           (c) Form of Administration Agreement between Registrant and State Street Bank and Trust Company is filed herein as Exhibit 8(c).

     9.    (a)    Opinion of Morrison & Foerster as to legality of securities being registered, previously filed with Post-Effective
                  Amendment No. 1 on May 9, 1979, and incorporated herein by reference.

           (b) Opinion and consent of Venable, Baetjer and Howard LLP in connection with the issuance of Dresdner RCM International Growth Equity Fund Class N shares, previously filed with Post-Effective Amendment No. 29 and incorporated herein by reference.

     10.   (a)    Power of Attorney for DeWitt F. Bowman, Pamela A. Farr, and
                  George G.C. Parker and Kenneth E. Scott, previously filed with Post-Effective Amendment No. 26 on May 6, 1997, and incorporated herein by reference.

           (b) Power of Attorney for George B. James, previously filed with Post-Effective Amendment No. 29, is incorporated herein by reference.

           (c) Consent of PricewaterhouseCoopers LLP to be filed by subsequent amendment.

     11.   To be filed.

     12.   None

     13. Distribution and Service Plan pursuant to Rule 12b-1 of Registrant, on behalf of Dresdner RCM International Growth Equity Fund, previously filed with Post-Effective Amendment No. 29, is incorporated herein by reference.

     14.   Financial Data Schedules to be filed by subsequent amendment.

     15. Form of Multiple Class of Shares Plan of Registrant, pursuant to Rule 18f-3 on behalf of Dresdner RCM International Growth Equity Fund, previously filed with Post-Effective Amendment No. 29. is incorporated herein by reference.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

           None.

ITEM 25.   INDEMNIFICATION.

           Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify directors and officers of the corporation under various circumstances as provided in such statute. A director or officer who has been successful on the merits or otherwise, in the defense of any proceeding, must be indemnified against reasonable expenses incurred by such person in connection with the proceeding. Reasonable expenses may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, after a determination that the facts then known to those making the determination would not preclude indemnification under the statute, and following receipt by the corporation of a written affirmation by the person that his or her standard of conduct necessary for indemnification has been met and upon delivery of a written undertaking by or on behalf of the person to repay the amount advanced if it is ultimately determined that the standard of conduct has not been met.

           Article VI of the Bylaws of Registrant contains indemnification provisions conforming to the above statute and to the provisions of Section 17 of the Investment Company Act of 1940, as amended.

           The Registrant and the directors and officers of Registrant obtained coverage under an Errors and Omissions insurance policy. The terms and conditions of policy coverage conform generally to the standard coverage available throughout the investment company industry. The coverage also applies to Registrant's investment manager and its members and employees.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the provisions of Maryland law and Registrant's Articles of Incorporation and Bylaws, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

           Registrant's investment manager, Dresdner RCM Global Investors LLC ("Dresdner RCM"), is a Delaware limited liability company, whose two members are Dresdner Bank AG ("Dresdner") and Dresdner Kleinwort Benson North America, Inc. ("Dresdner Kleinwort Benson"). Dresdner is an international banking organization whose principal executive offices are located at Gallunsanlage 7, 60041 Frankfurt am Main, Frankfurt, Germany. Dresdner Kleinwort Benson is a wholly owned subsidiary of Dresdner whose principal executive offices are located at 75 Wall Street, New York, New York 10005.

The individuals who sit on the Board of Managers of Dresdner RCM have held the following director or officer positions within the past two fiscal years:

  NAME OF THE OFFICER OR   BUSINESS AFFILIATIONS             ADDRESS
  MEMBER OF THE BOARD OF
         MANAGERS

 Gerhard Eberstadt       Dresdner Bank AG            Jurgen-Ponto-Platz  1
                         (May 1998 - present)        D-60301
                                                     Frankfurt am Main
                                                     Germany

                         Chairman, Dresdner          75 Wall Street
                         Kleinwort Benson North      New York, NY  10005
                         America, Inc. (September
                         1996 - present)

                         Director, KBIMA (December   75 Wall Street
                         1997 - present)             New York,  NY  10005

 George N. Fugelsang     President, Chief Executive  75 Wall Street
                         Officer, Chairman,          New York NY  10005
                         Dresdner Kleinwort Benson
                         North America LLC
                         (February 1994 - present)

                         Director, Dresdner          75 Wall Street
                         Kleinwort Benson North      New York,  NY  10005
                         America Services LLC
                         (September 1996 -
                         present); Director, KBIMA
                         (December 1997 - present)

                         Director, KBIMA (December   75 Wall Street
                         1997 - present)             New York, NY  10005

  NAME OF THE OFFICER OR   BUSINESS AFFILIATIONS             ADDRESS
  MEMBER OF THE BOARD OF
         MANAGERS

 Susan C. Gause          Dresdner RCM (July 1994 -   Four Embarcadero Center
                         present)                    San Francisco, CA   94111

                         Chief Operating Officer,    Four Embarcadero Center
                         Senior Managing Director,   San Francisco, CA 94111
                         and Member of the Board of
                         Managers (July 1998-
                         present)

 Luke D. Knecht          Managing Director (July     Four Embarcadero Center
                         1998-present), Member of    San Francisco, CA   94111
                         the Board of Managers,
                         Dresdner RCM (November
                         1997 - present)

 Joachim Madler          Director, Dresdner Bank AG  Mainzer Lanstrass 15-17
                         (September 1997 - present)  60301 Frankfurt
                                                     Germany


                         Director, KBIMA (December   75 Wall Street
                         1997 - present)             New York, NY  10005

                         Director, Dresdner (South   Singapore
                         East Asia) (October 1997 -
                         present)

                         Managing Director,          Farberstrasse 6,
                         Dresdner Bank (Schweiz) AG Zurich, Switzerland (November 1997 - present)

                         Chairman, DFV Deutsche      Mainzer Lanstrasse 11-13
                         Fonds und                   60301 Frankfurt
                         Vorsorgeberatungs (July     Germany
                         1996 - June 1997)

                         Deutscher Investment-Trust  Mainzer Lanstrasse 11-13
                         (June 1996 - June 1997)     60301 Frankfurt
                                                     Germany

                         Managing Director, GKS      Windmuhlweg 12
                         Gesellschaft fur            95030 Hof
                         Kontenservice GmbH (June    Germany
                         1994 - June 1997)

  NAME OF THE OFFICER OR   BUSINESS AFFILIATIONS             ADDRESS
  MEMBER OF THE BOARD OF
         MANAGERS

 William L. Price        Chief Executive Officer     Four Embarcadero Center
                         and Global Chief            San Francisco, CA 94111
                         Investment Officer,
                         Dresdner RCM (July 1998 -
                         present)

                         Chairman and Member of the  Four Embarcadero Center
                         Board of Managers, Senior   San Francisco, CA   94111
                         Managing Director,
                         Dresdner RCM (December
                         1997 - present)

                         Director, KBIMA (December   75 Wall Street
                         1997- present)              New York, NY  10005

                         Director, Dresdner RCM      10 Fenchurch Street
                         (UK) (January 1998 -        London, UK  EC3M3LB
                         present)

 Jeffrey S. Rudsten      Senior Managing Director    Four Embarcadero Center
                         (July 1998 - present);      San Francisco, CA   94111
                         Member of the Board of
                         Managers, Dresdner RCM
                         (June 1978 - present)

                         Director, KBIMA (December   75 Wall Street
                         1997- present)              New York, NY  10005

 William S. Stack        Senior Managing Director,   Four Embarcadero Center
                         Global Equity Chief         San Francisco, CA   94111
                         Investment Officer (July
                         1998 - present); Member of
                         the Board of Managers,
                         Dresdner RCM (August 1994
                         - present)

                         Director, KBIMA (December   75 Wall Street
                         1997- present)              New York, NY  10005

                         Director, Dresdner RCM      10 Fenchurch Street
                         (UK) (January 1998 -        London, UK  EC3M3LB
                         present)

 Kenneth B. Weeman, Jr.  Dresdner RCM (October 1979  Four Embarcadero Center
                         - present)                  San Francisco, CA   94111

  NAME OF THE OFFICER OR   BUSINESS AFFILIATIONS             ADDRESS
  MEMBER OF THE BOARD OF
         MANAGERS

                         Vice Chairman, Senior       Four Embarcadero Center
                         Managing Director (July     San Francisco, CA 94111
                         1998 - present)

                         Director, KBIMA (December   75 Wall Street
                         1997- present)              New York, NY 10005

                         Director, Dresdner RCM      10 Fenchurch Street
                         (UK) (January 1998 -        London, UK  EC3M3LB
                         present)


ITEM 27.   PRINCIPAL UNDERWRITERS.

           (a) Funds Distributor, Inc. ("FDI"), whose principal offices are located at 60 State Street, Suite 1300, Boston Massachusetts 02109, is the principal underwriter of Registrant. FDI is an indirect, wholly owned subsidiary of Boston Institutional Group, Inc., a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. FDI also serves as principal underwriter of the following investment companies:

                  American Century California Tax-Free Municipal Funds American Century Capital Portfolios, Inc.
                  American Century Government Income Fund
                  American Century International Bond Funds
                  American Century Investment Trust
                  American Century Municipal Trust
                  American Century Mutual Funds, Inc.
                  American Century Premium Reserves, Inc.
                  American Century Quantitative Equity Funds
                  American Century Strategic Asset Allocations, Inc. American Century Target Maturities Trust
                  American Century Variable Portfolios, Inc.
                  American Century World Mutual Funds, Inc.
                  The Brinson Funds
                  Dresdner RCM Equity Funds, Inc.
                  Dresdner RCM Investment Fund Inc.
                  Founders Fund
                  Harris Insight Funds Trust
                  HT Insight Funds, Inc. d/b/a Harris Insight Funds

                  J.P. Morgan Institutional Funds
                  J.P. Morgan Funds
                  The JPM Series Trust
                  The JPM Series Trust II
                  LaSalle Partners Funds, Inc.
                  Kobrick-Cendant Investment Trust
                  Merrimac Series
                  Monetta Fund, Inc.
                  Monetta Trust
                  The Montgomery Funds I
                  The Montgomery Funds II
                  The Munder Framlington Funds Trust
                  The Munder Funds, Inc.
                  The Munder Funds Trust
                  National Investors Cash Management Fund, Inc.
                  Orbitex Group of Funds
                  SG Cowen Funds, Inc.
                  SG Cowen Income + Growth Fund, Inc.
                  SG Cowen Standby Reserve Fund, Inc.
                  SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
                  SG Cowen Series Funds, Inc.
                  St. Clair Funds, Inc.
                  The Skyline Funds
                  Waterhouse Investors Family of Funds Inc.
                  WEBS Index Fund, Inc.

                  FDI does not act as a depositor or investment adviser of any investment company.

           (b) The directors and executive officers of FDI are set forth below:

 NAME AND PRINCIPAL       POSITIONS AND OFFICES WITH  POSITIONS AND OFFICES
 BUSINESS ADDRESS         FUNDS DISTRIBUTOR, INC.     WITH REGISTRANT
--------------------------------------------------------------------------------
 Marie E. Connolly        Director, President and     None
                          Chief Executive Officer

 George A. Rio            Executive Vice President    President, Treasurer and
                                                      Chief Financial Officer

 Donald R. Roberson       Executive Vice President    None

 William S. Nichols       Executive Vice President    None

 Margaret W. Chambers     Senior Vice President,      Vice President and
                          General Counsel, Chief      Secretary
                          Compliance Officer,

 Michael S. Petrucelli    Senior Vice President       None

 Joseph F. Tower III      Director, Senior Vice       None
                          President, Treasurer and
                          Chief Financial Officer

 Paula R. David           Senior Vice President       None

 Gary S. MacDonald        Senior Vice President       None

 Bernard A. Whalen        Senior Vice President       None

 Judith K. Benson         Senior Vice President       None

 William J. Nutt          Chairman and Director       None

           (c)    Not Applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

           Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of Registrant's investment manager, Dresdner RCM Global Investors LLC, Four Embarcadero Center, San Francisco, California 94111; and/or Registrant's distributor, Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.

           Records covering portfolio transactions are also maintained and kept by Registrant's custodian and transfer agent, State Street Bank and Trust Company, U.S. Mutual Funds Services Division, P.O. Box 1713, Boston, Massachusetts 02105.

ITEM 29.   MANAGEMENT SERVICES.

           None

ITEM 30.   UNDERTAKINGS.

           Registrant undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

                                      SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Dresdner RCM Capital Funds, Inc. has duly caused this Post-Effective Amendment No. 30 to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 30 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts, on March 2, 1999.

                              DRESDNER RCM CAPITAL FUNDS, INC.

                              By:  /s/ George A. Rio, President, Treasurer
                                   ------------------
                                   and Chief Financial Officer

           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 30 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


     SIGNATURE                                    TITLE          DATE

(1)  Principal Executive Officer                  President      March 2, 1999


     /s/George A. Rio
     ----------------
     /s/ George A. Rio


(2)  Chief Financial and Accounting Officer       Treasurer      March 2, 1999

     /s/George A. Rio
     ----------------
     /s/ George A. Rio

     SIGNATURE                                    TITLE          DATE

(3)  Directors

     /s/ DeWitt F. Bowman*                                       March 2, 1999
     ------------------------------
     DeWitt F. Bowman


     /s/ Pamela A. Farr*                                         March 2, 1999
     ------------------------------
     Pamela A. Farr


     /s/ George B. James **                                      March 2, 1999
     ------------------------------
     George B. James


     /s/ George G.C. Parker *                                    March 2, 1999
     ------------------------------
     George G.C. Parker


     /s/ Kenneth E. Scott *                                      March 2, 1999
     ------------------------------
     Kenneth E. Scott







By:  /s/George A. Rio*                                           March 2, 1999
     -----------------
     George A. Rio
     as Attorney-in-Fact






-------------------------

(*)  By George A. Rio, pursuant to Power of Attorney dated October 30, 1998 .

**   By George A. Rio, pursuant to Power of Attorney dated December 31, 1998.

EXHIBIT INDEX

FORM N1-A                                              EDGAR
EXHIBIT NO.                                            EXHIBIT NO.


8(a) Form of Transfer Agency Agreement                 99.23(8)(a)

8(c) Form of Administration Agreement                  99.23(8)(c)

















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